As filed with the Securities and Exchange Commission on April 2, 2012

1933 Act File No. 333-102943

1940 Act File No. 811-21294

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-effective Amendment No. 43	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

Munder Series Trust

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan	48009
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 438-5789

Stephen J. Shenkenberg

c/o Munder Series Trust

480 Pierce Street

Birmingham, Michigan 48009

(Name and Address of Agent for Service)

Copies to:

Jane A. Kanter, Esquire

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check the appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for previously filed post-effective amendment.

Munder International Small-Cap Fund

PROSPECTUS

October 29, 2011, as amended and restated on June 1, 2012

CLASS A SHARES (MISAX)	CLASS Y SHARES (MYSIX)
CLASS C SHARES (MCISX)	CLASS I SHARES (MISIX)
CLASS R6 SHARES ( )

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The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this Prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Munder International Small-Cap Fund

Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide long-term growth of capital.

FEES & EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 9 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class A Shares		Class C Shares		Class R6 Shares		Class Y Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5	%(a)	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)		1	%(c)	None		None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares		Class R6 Shares		Class Y Shares	Class I Shares
Management Fees	0.95%		0.95%		0.95%		0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.00%		0.00%	0.00%
Other Expenses	0.63%		0.84%		0.33	%(d)	0.76%	0.33%

Total Annual Fund Operating Expenses Before Waivers and/or Reimbursements	1.83%		2.79%		1.28	%(d)	1.71%	1.28%

Fee Waiver and/or Expense Reimbursement(e)	-0.12%		-0.33%		0.00%		-0.25%	-0.08%

Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements(e)	1.71%		2.46%		1.28%		1.46%	1.20%

(a)	The sales charge declines as the amount invested increases.
(b)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
(c)	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(d)	Other Expenses and Total Annual Fund Operating Expenses for Class R6 shares are based on estimated expenses for the current year. For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.
(e)	Pursuant to an Expense Limitation Agreement, MCM has agreed contractually through at least October 31, 2012 to waive or limit fees or to assume other expenses of Class A, C, Y and I shares of the Fund and through at least May 31, 2013 for Class R6 shares of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.71% for Class A shares, 2.46% for Class C shares, 1.46% for Class R6 shares, 1.46% for Class Y shares and 1.20% for Class I shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to MCM.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares	Class R6 Shares	Class Y Shares	Class I Shares
1 Year	$714	$349	$130	$149	$122
3 Years	$1,082	$834	$406	$515	$397
5 Years	$1,474	$1,445	N/A	$905	$694
10 Years	$2,570	$3,096	N/A	$2,000	$1,537

You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class C Shares	Class R6 Shares	Class Y Shares	Class I Shares
1 Year	$714	$249	$130	$149	$122
3 Years	$1,082	$834	$406	$515	$397
5 Years	$1,474	$1,445	N/A	$905	$694
10 Years	$2,570	$3,096	N/A	$2,000	$1,537

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The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The advisor pursues long-term growth of capital in the Fund by investing primarily in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) of companies in countries represented in the S&P® Developed ex-U.S. SmallCap Index, but may also invest in companies from other countries, including emerging market countries. The S&P® Developed ex-U.S. SmallCap Index consists of the bottom 15% (based on market capitalization) of companies from each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 26 developed countries with float-adjusted market capitalizations of at least US$100 million and annual dollar value traded of at least US$50 million.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. With respect to each country in which the Fund invests, a small-capitalization company means any company with a market capitalization that is within such country’s smallest 15% based on market capitalization. The Fund may, however, also invest in equity securities of larger companies.

The advisor employs a bottom-up investment approach that emphasizes individual stock selection. The advisor’s investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P® Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

Fund investment allocation to countries and sectors tends to closely approximate the country and sector allocations of the S&P® Developed ex-U.S. SmallCap Index, which concentrates its exposure in one or more countries, regions or sectors. The Fund will, however, be invested in a minimum of ten countries.

From time to time, the advisor will use futures contracts and/or exchange-traded funds (ETFs) to manage cash.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Foreign Securities Risk

Foreign securities, particularly those from emerging market countries, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Small Company Stock Risk

Small companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. Prices of small companies tend to be more volatile than those of larger companies and small issuers may be subject to greater degrees of changes in their earnings and prospects. Since small company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

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Geographic Focus Risk

The Fund may invest a substantial portion of its assets within one or more countries or geographic regions. When the Fund focuses its investments in a country or countries, it is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting those countries. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a country or countries.

Derivatives Risk

Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

PERFORMANCE

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the Fund’s performance and by showing the Fund’s average annual total returns for one-year and since inception periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

The annual return in the bar chart is for the Fund’s Class Y shares, its least expensive class offered to a broad array of investors. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.

TOTAL RETURN (%)

per calendar year

YTD through 3/31/12:	15.58%
Best Quarter:	27.25%	(quarter ended 6/30/09)
Worst Quarter:	-27.05%	(quarter ended 9/30/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011

(including maximum sales charges)

	1 Year %	Since Inception %
CLASS Y (Inception 8/17/07)
Return Before Taxes	-11.81	-7.51
Return After Taxes on Distributions	-11.84	-7.53
Return After Taxes on Distributions and Sale of Fund Shares	-7.21	-6.11

S&P® Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	-14.49	-5.53
CLASS A (Inception 8/17/07)
Return Before Taxes	-16.85	-8.87

S&P® Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	-14.49	-5.53
CLASS C (Inception 8/17/07)
Return Before Taxes	-13.47	-8.41

S&P® Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	-14.49	-5.53
CLASS I (Inception 8/17/07)
Return Before Taxes	-11.55	-7.24

S&P® Developed ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	-14.49	-5.53

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A, C, R6 and I shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses. No performance information is provided for Class R6 shares as that class had not commenced operation as of the date of this Prospectus.

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MANAGEMENT

Munder Capital Management (MCM) is the investment advisor of the Fund. The following individuals are the primary members of the Fund’s portfolio management team:

•	John W. Evers, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since its inception in 2007.

•	Daniel B. LeVan, CFA, Director-International Small-Cap Equity of MCM, has been a member of the Fund’s portfolio management team since its inception in 2007.

Mr. LeVan is the lead portfolio manager and has final investment authority for the Fund. Mr. Evers and Mr. LeVan receive analytical support from other members of MCM’s team international small-cap equity team who have provided assistance with the Fund since its inception in 2007.

PURCHASES AND SALES OF FUND SHARES

Please consult the Prospectus for eligibility requirements. The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A and C Shares	Class R6 Shares	Class Y Shares	Class I Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts	$X.X million	$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties	$2 million; no minimum for accounts attributable to certain intermediaries

Shares of the Fund are redeemable. You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

[Remainder of Page Intentionally Left Blank]

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MORE ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

As stated above, the Fund’s investment objective is to provide long-term growth of capital. The Board of Trustees may change the Fund’s investment objective without shareholder approval; however, shareholders will be provided with 60 days’ prior written notice of any such change.

A summary description of the Fund’s principal investment strategies and risks begins on page 2 of this Prospectus. Below you will find additional information about the Fund’s investment in derivatives, ETFs and foreign securities.

Derivatives

Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

Derivatives Risk

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

ETFs

Traditional ETFs in which the Fund may invest represent a fixed portfolio of securities designed to track a particular market segment of index. The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

ETF Risk

ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table on page 1 of the Prospectus.

Foreign Securities

The term “foreign securities” includes direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the United States. Foreign securities also include indirect investments such as depositary receipts and depositary shares.

Depositary receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and depositary shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities.

Political/Economic Risk - Particularly in less developed countries, political and economic risks may be greater. The possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Further, changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments.

Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.

Regulatory Risk - Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

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Currency Risk - To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. If the Fund holds cash in foreign currencies, it may be exposed to risks independent of its securities positions.

Transaction Cost Risk - Direct investments in foreign securities also may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Further, foreign securities may be subject to the imposition of withholding taxes on dividend income.

Geographic Risk - If the Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

OTHER INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The Fund’s advisor may use several types of investments or investment techniques in furtherance of the Fund’s overall investment objective, which the advisor does not consider part of the Fund’s principal investment strategies. The most significant of these and their associated risks are described below. Additional information regarding other investments and investment techniques that may be used by the advisor is included in the Fund’s Statement of Additional Information.

Borrowing

The Fund may borrow from banks in an amount up to 33  1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets. Borrowing may include utilization of a line of credit or short-term loan from the Fund’s custodian in order to meet redemptions, settle trades or otherwise provide liquidity.

Borrowing Risk

Borrowings by the Fund may involve leveraging. As leverage increases, the negative impact on the Fund’s net asset value from a decline in value of the Fund’s securities will be magnified. Further, interest rates paid on outstanding borrowings will fluctuate. As interest rates rise, the cost of borrowing increases.

Emerging Markets Investing

The Fund may invest up to 20% of its assets in emerging market country companies, which are companies in developing countries in the early stages of adopting capitalism. The Fund will not invest more than 5% of its assets in companies of any one emerging market country. Emerging market countries include, without limitation, portions of Asia, Latin America, Eastern Europe, and the Middle East/Africa, such as China, India, Malaysia, Brazil, Mexico, Poland, Russia, Egypt and South Africa.

Emerging Markets Investing Risk

There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Generally, structures in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable; therefore, the risks of investing in foreign securities in general tend to be amplified for investment in emerging markets. Further, due to the small securities markets and low trading volumes in emerging market countries, investments may be more illiquid and volatile than investments in developed countries and therefore subject to abrupt and severe price declines. In addition, investment in emerging market countries may require the Fund to establish special custody or other arrangements before investing. Because the securities settlement procedures tend to be less sophisticated in emerging market countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.

Short-Term Trading

From time to time, the Fund may buy and sell the same security within a short period of time. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the Financial Highlights.

Short-Term Trading Risk

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

Temporary and Defensive Investing

The Fund typically minimizes its cash holdings in an effort to provide investors with full market exposure to the particular asset class or classes represented by the Fund. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. From time to time, however, the Fund temporarily may, but is not required to, invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and exchange-traded funds in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

Temporary and Defensive Investing Risk

During periods when the Fund maintains an increased exposure to short-term obligations, it will not fully participate in equity market movements and may not achieve its investment objective. Short periods of deviation from full market exposure during a market upswing can have a significant adverse impact on the Fund’s returns.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings no less frequently than quarterly on the Munder Funds website at www.munderfunds.com under the “All Holdings” link on the Fund’s

Profile Page. The Fund generally posts such information no earlier than 30 days after the end of the period to which the information relates. The three most recent previously published portfolio holdings

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lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data). The Fund generally posts such information no earlier than 15 days after the end of the period to which it relates. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES

Purchasing Shares

You may purchase Class A, C, R6, Y or I shares of the Fund at the NAV next determined after your purchase order is received in proper form (plus any applicable sales charge for purchases of Class A shares). Class R6, Y and I shares are only available for purchase by limited types of investors. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding eligibility requirements. Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them. For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the section of this Prospectus entitled “Additional Investor Information.”

Exchanging Shares

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative net asset values (NAVs) provided you meet the eligibility requirements for the class into which you desire to exchange your shares. For information regarding policies and procedures associated with exchanging shares, please see the section of this Prospectus entitled “Additional Investor Information.”

Converting Shares

You may convert (i) Class A or C shares of the Fund to Class Y or I shares of the Fund or (ii) Class Y shares of the Fund to Class I shares of the Fund, based on each class’s relative NAV provided you meet the eligibility requirements for the class into which you desire to convert your shares. For conversions of Class C shares to Class Y or I shares, your Class C shares must not currently be subject to any contingent deferred sales charge (CDSC). Class R6 and Class I shares may not be converted to any other class of shares. The Fund will treat any conversion between classes of shares of the same Fund as a tax-free event. By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event. For more information regarding policies and procedures associated with converting Fund shares, please see the section of this Prospectus entitled “Additional Investor Information.”

Redeeming Shares

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC). For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the section of this Prospectus entitled “Additional Investor Information.”

SHARE CLASS SELECTION

The Fund is organized as a multiple class fund, which means it offers more than one class of shares, each designed to meet the needs of different types of investors and each with different cost structures. Currently, the Fund offers Class A, C, R6, Y and I shares through this Prospectus. A summary comparison of the various classes appears in the table below. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding each class of shares. We encourage you to consult with a financial advisor to help you choose the class that best meets your requirements depending on the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or contingent deferred sales charge (CDSC).

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge (CDSC)	None (except that a 1.00% charge applies on redemptions made within one year of a $1 million investment for which your broker or financial intermediary received a sales commission).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	None

Conversion Feature	May be converted to Class Y or I shares of the Fund if eligibility requirements are met.

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Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	$1 million

Conversion Feature	Shares not currently subject to a CDSC may be converted to Class Y or I shares of the Fund if eligibility requirements are met.

Class R6 Shares
Purchase Availability	Available for purchase only through employer-sponsored retirement plans through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$X.X million

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available to investors who (a) hold their shares directly with the Funds’ transfer agent; (b) are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform; (c) purchase through retirement plans that meet certain conditions; (d) are certain types of financial professionals or their immediate family members; or (e) have specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million; $2,500 for clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties.

Purchase Maximum	None

Conversion Feature	May be converted to Class I shares of the Fund if eligibility requirements are met.

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Class I Shares
Purchase Availability	Available to individual or institutional investors

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$2 million; no minimum for accounts attributable to an intermediary that (a) maintains aggregate assets on behalf of its clients in a Fund equivalent to at least $10 million and an average client account size of at least $200,000, or (b) has entered into a written eligibility agreement with the Funds that is intended to maintain the institutional nature of the Class I shares.

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the information provided below regarding sales charges is available through the Munder Funds website at www.munderfunds.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

Front-End Sales Charges – Class A Shares

Unless you qualify for a waiver, you will pay a sales charge at the time of any Class A shares purchase. The offering price for Class A shares includes this front-end sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases as follows:

	Sales Charge* as a Percentage of
	Offering Price (%)		Net Amount Invested (%)
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of the offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.
**	No initial sales charge applies on investments of $1 million or more; however, a 1.00% CDSC applies on redemptions made within one year if your broker or financial intermediary received a sales commission at the time of purchase.

Shares purchased through reinvestment of dividends or other distributions are not subject to any sales charge.

Front-End Sales Charge Waivers

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. investors that have an investment account with the Fund’s investment advisor;

2. full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3. registered broker-dealers, financial intermediaries, or their agents or their affiliates that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4. qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class K, Y or I shares of another Munder Fund within 60 days of redemption;

7. banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9. qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call (800) 438-5789.

Front-End Sales Charge Reductions – Letters of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

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To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a specified amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of the Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you previously paid). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Front-End Sales Charge Reductions - Rights of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of one or more Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information about Letters of Intent and Rights of Accumulation

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

•	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and

•	shares of the Munder Fund(s) held at any financial intermediary in accounts you wish to be considered for determining sales charge reduction eligibility.

For further information on sales charge reductions, call (800) 438-5789.

Contingent Deferred Sales Charges (CDSCs)

You are subject to a CDSC when you redeem:

•

Class A shares purchased within one year of redemption as part of an investment of $1 million or more if your broker or financial intermediary received a sales commission in connection with the investment; or

•	Class C shares within one year of buying them.

These time periods include the time you held Class A or C shares of another Munder Fund which you may have exchanged for Class A or C shares of the Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half months later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the 1.00% CDSC.

CDSC Waivers – Class C Shares

We will waive any otherwise applicable CDSC payable upon redemptions of Class C shares for:

•	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration; and

•	minimum required distributions made from an IRA or other retirement plan account after you reach the age where such distributions are mandated by law (age 70 1/2 as of the date of this Prospectus).

Other waivers of the CDSC on Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

Distribution and Service Plan Fees

The Fund has a Distribution and Service Plan with respect to its Class A and C shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A and C shares and for services provided to shareholders of Class A and C shares.

Payments made under the Plan by Class A and C shares are made pursuant to Rule 12b-1 under the Investment Company Act of 1940,

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as amended. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A and C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class C shares to finance activities relating to the distribution of those shares. These fees are included in the Annual Fund Operating Expenses table on page 1 of this Prospectus as Distribution and/or Service (12b-1) Fees for Class A and C shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A and C shares of the Fund, and may cost you more than paying other types of sales charges.

Other Payments to Third Parties

In addition to paying fees under the Fund’s Distribution and Service Plan, except with respect to Class R6 shares, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor, out of its own resources and without additional cost to the Fund or its shareholders, or the Fund’s distributor, from fees received pursuant to the Distribution and Service Plan or commissions received, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund.

These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

PRICING OF FUND SHARES

The Fund processes all purchases, redemptions, exchanges and conversions at the net asset value (NAV) next calculated after we receive the transaction request in proper form. The Fund calculates the NAV per share for each class of shares on each day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV by: (1) taking the total value of the Fund’s assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding. The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

With respect to any foreign securities held by the Fund that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close. The Fund values these foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE. Because foreign exchanges may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. For purposes of calculating NAVs, the Fund translates into U.S. dollars all investment securities, other assets and liabilities.

The Fund generally values its securities and other investments using readily available market quotations, which it obtains from various pricing sources approved by the Board of Trustees.

Equity securities and other similar securities that trade on an exchange, such as depositary receipts, financial futures contracts, options contracts and exchange-traded funds, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities and similar exchange-traded securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on a foreign securities exchange also may be valued at the bid price or at the last quoted sale price for local shares of the security.

The Fund generally values fixed income securities it holds, if any, at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Such analytical pricing models may take into consideration market indices, matrices, yield curves and other specific adjustments, which may result in the securities being valued at a price different from the price that would have been determined had the analytical pricing model not been used. The Fund may also value fixed income securities with remaining maturities of 60 days or less on an amortized cost basis, which approximates current market value.

In the event that a price for a security is not available through the means described above, the Fund may value the security using broker-dealer quotations, last reported market quotations, or a fair value determined by a Pricing Committee established by the Fund’s investment advisor in accordance with guidelines approved by the Board of Trustees.

Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchange.

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The Fund will value other open-end funds held by the Fund, if any, using the NAV of such underlying fund, or lacking a NAV, a fair value determined by the Pricing Committee in accordance with guidelines approved by the Board of Trustees. The method by which an open-end fund calculates its NAV, including its use of fair value pricing and the related effects of such use, is described in its prospectus.

Fair valuations take into account relevant factors affecting value, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued using a fair value determined in accordance with guidelines approved by the Board of Trustees, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s Board of Trustees reviews all fair valuations of the Fund’s securities during a quarter at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually. The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, you must indicate this choice on your Account Application or notify the Fund by calling (800) 438-5789. If you hold your shares through a broker or other financial intermediary account, you must notify your broker or financial intermediary to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. The Statement of Additional Information contains a more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund. You should consult your tax advisor about your own particular tax situation.

Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow you to either (i) credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more-than-60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes on Sales, Exchanges or Conversions

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Gains on Class R and R6 shares are generally not taxable, with limited exceptions. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase

12

price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

The Fund will treat any conversion between classes of shares of the Fund as a tax-free event. You should consult with your tax advisor about the tax treatment of a conversion.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Foreign Shareholders

Shareholders that are not U.S. persons are generally subject to a 30% withholding tax (or lower rate if a treaty applies) on distributions.

MANAGEMENT OF THE FUND

Investment Advisor

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of September 30, 2011, MCM had approximately $12.5 billion in assets under management.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2011, the Fund paid an advisory fee at an annual effective rate of 0.95% of the Fund’s average daily net assets. The Fund’s Annual Report dated June 30, 2011 contains a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund.

Portfolio Management Team

A team of professionals employed by MCM makes investment decisions for the Fund. The primary members of the portfolio management team for the Fund are John W. Evers and Daniel B. LeVan. Mr. LeVan is the lead portfolio manager and has final investment authority for the Fund. Mr. Evers and Mr. LeVan receive analytical support from other members of the team international small-cap equity team who have provided assistance with the Fund since its inception in 2007.

John W. Evers, CFA, Senior Portfolio Manager, joined MCM in 2007 and has been co-manager of the Fund’s portfolio management team since the Fund’s inception in 2007. He has been co-manager for MCM’s international small-cap equity discipline, a member of the portfolio management team for MCM’s international core equity discipline and lead analyst of the financials sector for the international core and international small-cap equity teams since 2007. He has been lead manager of MCM’s emerging markets equity strategy since 2011. Immediately before joining MCM, Mr. Evers was a Senior Vice President and Co-Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was an energy sector analyst and was also responsible for a quantitative research platform and production models for 10 years.

Daniel B. LeVan, CFA, Director-International Small-Cap Equity, joined MCM in 2007 and has been lead manager of the Fund’s portfolio management team since the Fund’s inception in 2007. He has been lead manager for MCM’s international small-cap equity discipline, a member of the portfolio management team for MCM’s international core equity discipline and lead analyst of the health care and information technology sectors for the international core and international small-cap equity teams since 2007. He has been a member of the portfolio management team for MCM’s emerging markets equity strategy since 2011. Immediately before joining MCM, Mr. LeVan was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was a member of its international equity team for 11 years and was lead portfolio manager for its international small-cap equity discipline.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

[Remainder of Page Intentionally Left Blank]

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the life of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munderfunds.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789. As of the date of this Prospectus, Class R6 shares of the Fund had not commenced operations. As a result, no financial highlights for Class R6 shares are shown below.

Class A Shares(a)	Period Ended 12/31/11 (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$8.36		$5.77	$5.08	$8.73	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.06	0.02	0.05	0.17
Net realized and unrealized gain/(loss) on investments	(1.54)		2.58	0.73	(3.61)	(1.44)

Total from investment operations	(1.53)		2.64	0.75	(3.56)	(1.27)

Less distributions:
Dividends from net investment income	(0.09)		(0.05)	(0.06)	(0.09)	—
Distributions from net realized gains	—		—	—	—	(0.00	)(d)

Total distributions	(0.09)		(0.05)	(0.06)	(0.09)	(0.00	)(d)

Short-term trading fees	—		—	0.00 (d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$6.74		$8.36	$5.77	$5.08	$8.73

Total return (c)	(18.24)%		45.85%	14.62%	(40.99)%	(12.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,813		$3,421	$725	$1,327	$2,880
Ratio of operating expenses to average net assets	1.71	%(e)	1.71%	1.71%	1.71%	1.71	%(e)
Ratio of net investment income/(loss) to average net assets	0.22	%(e)	0.82%	0.28%	0.86%	2.06	%(e)
Portfolio turnover rate	30%		74%	88%	91%	91%
Ratio of operating expenses to average net assets without expense reimbursements	1.85	%(e)	1.83%	2.07%	2.56%	2.80	%(e)

(a)	Class A shares of the Fund commenced operations on August 17, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.

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Class C Shares(a)	Period Ended 12/31/11 (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$8.22		$5.68	$5.03	$8.67	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		(0.04)	(0.02)	0.02	0.14
Net realized and unrealized gain/(loss) on investments	(1.50)		2.58	0.70	(3.59)	(1.47)

Total from investment operations	(1.52)		2.54	0.68	(3.57)	(1.33)

Less distributions:
Dividends from net investment income	(0.06)		—	(0.03)	(0.07)	—
Distributions from net realized gains	—		—	—	—	(0.00	)(d)

Total distributions	(0.06)		—	(0.03)	(0.07)	(0.00	)(d)

Short-term trading fees	—		—	0.00 (d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$6.64		$8.22	$5.68	$5.03	$8.67

Total return (c)	(18.46)%		44.72%	13.49%	(41.39)%	(13.27)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$297		$639	$2,038	$3,332	$2,681
Ratio of operating expenses to average net assets	2.46	%(e)	2.46%	2.46%	2.46%	2.46	%(e)
Ratio of net investment income/(loss) to average net assets	(0.54	)%(e)	(0.64)%	(0.35)%	0.38%	1.77	%(e)
Portfolio turnover rate	30%		74%	88%	91%	91%
Ratio of operating expenses to average net assets without expense reimbursements	2.67	%(e)	2.79%	2.83%	3.33%	3.28	%(e)

Class Y Shares(a)	Period Ended 12/31/11 (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$8.37		$5.77	$5.09	$8.74	$10.00

Income/(loss) from investment operations:
Net investment income	0.02		0.06	0.06	0.07	0.11
Net realized and unrealized gain/(loss) on investments	(1.54)		2.61	0.69	(3.62)	(1.37)

Total from investment operations	(1.52)		2.67	0.75	(3.55)	(1.26)

Less distributions:
Dividends from net investment income	(0.11)		(0.07)	(0.07)	(0.10)	—
Distributions from net realized gains	—		—	—	—	(0.00	)(d)

Total distributions	(0.11)		(0.07)	(0.07)	(0.10)	(0.00	)(d)

Short-term trading fees	—		—	0.00 (d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$6.74		$8.37	$5.77	$5.09	$8.74

Total return (c)	(18.13)%		46.39%	14.69%	(40.87)%	(12.57)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$128,142		$159,001	$108,224	$45,239	$3,862
Ratio of operating expenses to average net assets	1.46	%(e)	1.46%	1.46%	1.46%	1.46	%(e)
Ratio of net investment income to average net assets	(0.48	)%(e)	0.77%	0.90%	1.49%	1.37	%(e)
Portfolio turnover rate	30%		74%	88%	91%	91%
Ratio of operating expenses to average net assets without expense reimbursements	1.61	%(e)	1.71%	1.82%	2.36%	2.46	%(e)

(a)	Class C shares and Class Y shares of the Fund commenced operations on August 17, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.

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Class I Shares(a)	Period Ended 12/31/11 (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$8.40		$5.80	$5.11	$8.77	$10.00

Income/(loss) from investment operations:
Net investment income	0.03		0.08	0.07	0.07	0.14
Net realized and unrealized gain/(loss) on investments	(1.54)		2.61	0.71	(3.62)	(1.36)

Total from investment operations	(1.51)		2.69	0.78	(3.55)	(1.22)

Less distributions:
Dividends from net investment income	(0.13)		(0.09)	(0.09)	(0.11)	(0.01)
Distributions from net realized gains	—		—	—	—	(0.00	)(d)

Total distributions	(0.13)		(0.09)	(0.09)	(0.11)	(0.01)

Short-term trading fees	—		—	0.00 (d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$6.76		$8.40	$5.80	$5.11	$8.77

Total return (c)	(17.97)%		46.52%	15.13%	(40.76)%	(12.21)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$112,673		$139,658	$84,557	$80,598	$170,390
Ratio of operating expenses to average net assets	1.20	%(e)	1.20%	1.20%	1.20%	1.20	%(e)
Ratio of net investment income to average net assets	0.74	%(e)	1.04%	1.08%	1.33%	1.72	%(e)
Portfolio turnover rate	30%		74%	88%	91%	91%
Ratio of operating expenses to average net assets without expense reimbursements	1.27	%(e)	1.28%	1.35%	1.45%	1.50	%(e)

(a)	Class I shares of the Fund commenced operations on August 17, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.

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ADDITIONAL INVESTOR INFORMATION

This section of the Prospectus provides information regarding the purchase, redemption, exchange and conversion of Class A, B, C, K, R, R6, Y & I shares of the Munder Funds. Not all Funds offer all classes of shares. Please see the front cover of this Prospectus to determine which classes of shares are offered by this Fund.

HOW TO REACH THE FUNDS

Contact Shareholder Services

For account inquiries or information, literature, forms, etc.:

By telephone:	1-800-438-5789

By mail:	The Munder Funds
P.O. Box 9701
Providence, RI 02940

By overnight delivery:	The Munder Funds
4400 Computer Drive
Westborough, MA 01581

For other inquiries or complaints:

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street

Birmingham, MI 48009
By e-mail:	fundcontact@munder.com

SHARE CLASS ELIGIBILITY

Please consider eligibility requirements and investment minimums carefully when selecting a share class. If you wish to invest more than $50,000 and you are not eligible to purchase Class Y or I shares, you should purchase Class A or C shares. If you wish to invest more than $1 million and you are not eligible to purchase Class Y or I shares, you should purchase Class A shares. The Funds may refuse any purchase orders from ineligible investors who select Class B, K, I, R, R6 or Y shares. The Funds may waive any applicable eligibility requirements or investment minimums at their discretion.

Eligibility to Purchase Class A and C Shares

All investors are eligible to purchase Class A and C shares.

Eligibility to Purchase Class B Shares

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders. Shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund’s existing conversion schedule. Existing shareholders of Class B shares may continue to (i) exchange their Class B shares for Class B shares of other Munder Funds that offer Class B shares and (ii) add to their accounts through the reinvestment of dividends and capital gain distributions generated by current investments in Class B until their conversion to Class A shares.

Any purchase orders for Class B shares of a Fund that are initial investments or that are orders for additional shares (other than an exchange or a distribution reinvestment), including orders made through an active Automatic Investment Plan (AIP), will automatically be invested in Class A shares of the same Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. Subsequent to such a purchase of Class A shares, a shareholder’s Class A and Class B shares will be combined to determine whether the shareholder meets the minimum required investment in the account. For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds

(regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. Please see the section of this Prospectus entitled “Front-End Sales Charge Reductions — Rights of Accumulation” for additional information.

Eligibility to Purchase Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

Eligibility to Purchase Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

•	fee-based and/or advisory programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

Eligibility to Purchase Class R6 Shares

Investors may purchase Class R6 shares only through participation in employer-sponsored retirement plans or other similar programs where group-level or omnibus accounts are held on the books of the Funds, including, without limitation, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans.

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Eligibility to Purchase Class Y Shares

Only the following investors, subject to applicable investment minimums described below, may purchase Class Y shares:

•	individual and institutional investors who (i) do not invest in the Funds through a financial intermediary and (ii) hold their shares directly with the Funds’ transfer agent;

•

individual and institutional clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform;

•	pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds through a group or omnibus account;

•	investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members;

•	current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members; and

•	Munder Capital Management’s investment advisory clients.

Eligibility to Purchase Class I Shares

Individual investors and institutional investors may purchase Class I shares.

INVESTMENT MINIMUMS

Please consider investment minimums and eligibility requirements carefully when selecting a share class. The Funds may refuse any purchase orders that do not meet applicable investment minimums.

General Information

Except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account. Investment minimums apply to individual investors even if the investment is made through a group or omnibus account, unless the Funds do not pay any record keeping or administrative fees associated with the maintenance of underlying investor accounts.

In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then-current prospectuses) including applicable initial investment minimums. Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through these types of accounts, application of the investment minimums will vary.

We reserve the right to waive any investment minimum if the Funds determine that doing so would be in the best interest of the Funds and their shareholders.

We further reserve the right, upon 30 days’ advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account.

Class A, B & C Shares

Except as provided below, the minimum initial investment for Class A, B and C shares is $2,500 per Fund for all accounts. The Funds may refuse subsequent investments of less than $50 per Fund. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Class K & R Shares

There is no minimum initial or subsequent investment for Class K or R shares.

Class R6 Shares

The minimum initial investment for Class R6 shares is $X.XX million of group-level assets in the Funds. The Funds, at their discretion, may waive this minimum amount.

Class Y Shares

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

Class I Shares

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment Minimum Waivers and Reductions

Investment minimums do not apply to purchases of Class A, B, C or Y shares made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums also do not apply to investments in Class A, C or Y shares through eligible fee-based and/or advisory programs offered by investment advisors, consultants, broker-dealers and other financial intermediaries pursuant to which clients are charged a fee for advisory, investment, consulting or similar services. For this purpose, “eligible fee-based and/or advisory programs” are those which have been approved by an officer of the Fund.

With respect to Class Y shares only, a reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Also with respect to Class Y shares only, investment minimums do not apply to investments made by (i) investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members, (ii) current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members, or (iii) investment advisory clients of Munder Capital Management.

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With respect to Class I shares only, investment minimums do not apply to accounts attributable to an intermediary that (1) maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average client account size in the Fund equivalent to $200,000 or greater, or (2) has entered into a written eligibility agreement with the Funds that is intended to maintain the institutional nature of the Class I shares.

Class A, B & C Shares Accounts Below Minimums

For each account that you own, if your investment in Class A, B or C shares of a Fund does not meet the account minimum, or you cease AIP contributions before reaching the account minimum, you may increase your balance to $2,500 (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6. Through at least October 31, 2012, for Uniform

Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) and Individual Retirement Account (IRA) accounts opened before October 31, 2009, the applicable minimum for the purpose of determining whether a servicing fee applies is $500.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or B shares accounts that do not meet the applicable account minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

HOW TO PURCHASE SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

You can obtain an Account Application by calling

(800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

For additional investments, send an investment slip (the bottom portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment. To obtain current wire instructions, an Account Application, your account number or more information, call (800) 438-5789. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munderfunds.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

The Munder Funds are required by law to obtain certain personal information about any investor who opens an account or any person who is acting on behalf of an investor in order to verify that person’s identity.

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After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity or the identity of a person acting on your behalf is verified. We may also close your account or take other appropriate action if we are unable to verify your identity or the identity of a person acting on your behalf within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

HOW TO REDEEM SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an Internet login and password, you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make Internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, B or C shares on a monthly or quarterly basis. For IRA accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. In addition, any applicable CDSC will be charged upon redemption of Class A, B or C shares.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these payment methods.

Medallion Si gnature Guarantees

For your protection, a medallion signature guarantee is required for the following redemption requests:

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•	redemption proceeds greater than $50,000;

•	redemption proceeds not being made payable to the record owner of the account;

•	redemption proceeds not being mailed to the address of record on the account;

•	redemption proceeds being mailed to address of record that has changed within the last 30 days;

•	redemption proceeds being transferred to another Munder Fund account with a different registration;

•	change in ownership or registration of the account; or

•	changes to banking information without a voided check being supplied.

We reserve the right to waive the requirement for a medallion signature guarantee for certain types of redemption requests, including Class K, R, R6, Y or I share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee with a coverage amount sufficient to cover the value of your transaction request must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or Internet redemptions. In such cases, you should consider making your redemption request by mail.

HOW TO EXCHANGE SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization From. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an Internet login and password, you may exchange shares by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

•	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

•	If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

•	Class A, B and C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

•	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.
•	A share exchange is generally a taxable event and, accordingly, you may realize a taxable gain or loss. Certain exchanges may not result in a taxable gain or loss.

•

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund online at www.munderfunds.com/prospectus or by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

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•	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

HOW TO CONVERT SHARES

Shareholders may give conversion instructions by sending a written request to the Funds or by having the conversion coordinated by the financial intermediary through which their shares are held.

•	You may convert Class A, B, C or R shares of a Fund to Class Y or I shares of the same Fund, as available.

•	You may convert Class K shares of a Fund to Class A, Y or I shares of the same Fund, as available.

•	You may convert Class Y shares of a Fund to Class I shares of the same Fund, as available.

•	Your conversion for shares of another class of the same Fund will be based on each class’s relative NAV.

•	A conversion between shares classes of the same Fund should be treated as a tax-free event.

•

You must meet the eligibility and investment minimum requirements for the applicable share class. Class B and C shares may be converted to Class Y or I shares (as applicable) provided that such shares are not currently subject to any CDSC.

•	We may change, suspend or terminate the conversion privilege at any time. You will be given notice of any material modifications except where notice is not required.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES, CONVERSIONS AND REDEMPTIONS

•

We consider purchase, exchange, conversion or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

•	We reserve the right to reject any purchase order, including exchanges from other Munder Funds or conversions of Fund shares.

•	At any time, we may change any of our purchase, redemption, exchange or conversion practices or privileges, and may suspend the sale of Fund shares.

•	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

•	We may temporarily stop redeeming shares if:

(i) the NYSE is closed;

(ii) trading on the NYSE is restricted;

(iii) an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv) the SEC orders the Fund to suspend redemptions.

•	We reserve the right to pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the applicable Fund, in lieu of cash.

•

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

•	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges, conversions or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

•	To limit the Funds’ expenses, we no longer issue share certificates.

•	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase, redemption or exchange of Fund shares.

•

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

•	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 10 days.

Reinstatement Privilege

For 60 days after you sell Class A, B or C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund.

You, your broker or your financial intermediary must notify the Funds at the time of the reinvestment in order to eliminate the sales charge on your investment. The reinstatement privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under the reinstatement privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, traded infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or Internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

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ADDITIONAL INFORMATION

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this Prospectus.

SHAREHOLDER INQUIRIES:		TO OBTAIN INFORMATION:

By e-mail:	fundcontact@munder.com	By Telephone:	(800) 438-5789

By telephone:	(800) 468-6337	By Mail:	The Munder Funds® P.O. Box 9701 Providence, RI 02940

By Mail:	The Munder Funds® Attn: Secretary 480 Pierce Street Birmingham, MI 48009	By overnight delivery:	The Munder Funds® 4400 Computer Drive Westborough, MA 01581

		By Internet	www.munderfunds.com

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Distributor: Funds Distributor, LLC

SEC File Number: 811-21294

Munder Mid-Cap Core Growth Fund

PROSPECTUS

October 29, 2011, as amended and restated on June 1, 2012

CLASS A SHARES (MGOAX)	CLASS K SHARES (MGOKX)
CLASS B SHARES (MGROX)	CLASS R SHARES (MMSRX)
CLASS C SHARES (MGOTX)	CLASS R6 SHARES (.....)
CLASS Y SHARES (MGOYX)

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/edelivery.

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this Prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Munder Mid-Cap Core Growth Fund

Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide long-term capital appreciation.

FEES & EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 9 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares		Class R6 Shares		Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5	%(a)	None		None		None	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)		5	%(c)	1	%(d)	None	None		None		None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares		Class R6 Shares		Class Y Shares
Management Fees	0.75%		0.75%		0.75%		0.75%	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.50	%(e)	0.00%		0.00%
Other Expenses	0.33%		0.33%		0.33%		0.58%	0.33%		0.13	%(f)	0.33%

Total Annual Fund Operating Expenses	1.33%		2.08%		2.08%		1.33%	1.58%		0.88	%(f)	1.08%

(a)	The sales charge declines as the amount invested increases.
(b)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
(c)	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(e)	Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f)	Other Expenses and Total Annual Fund Operating Expenses for Class R6 Shares are based on estimated expenses for the current year. For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class R6 Shares	Class Y Shares
1 Year	$678	$711	$311	$135	$161	$90	$110
3 Years	$949	$952	$652	$421	$499	$281	$343
5 Years	$1,240	$1,319	$1,119	$728	$861	N/A	$595
10 Years	$2,065	$2,220	$2,411	$1,600	$1,879	N/A	$1,317

You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class R6 Shares	Class Y Shares
1 Year	$678	$211	$211	$135	$161	$90	$110
3 Years	$949	$652	$652	$421	$499	$281	$343
5 Years	$1,240	$1,119	$1,119	$728	$861	N/A	$595
10 Years	$2,065	$2,220	$2,411	$1,600	$1,879	N/A	$1,317

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The advisor pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Mid-capitalization companies means those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index ($210 million to $14.3 billion as of September 30, 2011) or within the range of companies included in the Russell Midcap® Index ($383 million to $16.7 billion as of September 30, 2011).

The Fund’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

The advisor chooses the Fund’s investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and selecting from those companies primarily based on:

•	above-average, consistent earnings growth;

•	financial stability;

•	relative valuation;

•	strength of industry position and management team; and

•	price changes compared to the Russell Midcap® Index.

Although the Fund will primarily be invested in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities. From time to time, the advisor will use exchange-traded funds (ETFs) and/or futures to manage cash.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Smaller Company Stock Risk

Smaller or medium-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. Prices of small or medium-sized companies tend to be more volatile than those of larger companies and small or medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk

Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Derivatives Risk

Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices.

2

PERFORMANCE

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of two broad-based securities market indices. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

TOTAL RETURN (%)

per calendar year

YTD through 3/31/12:	13.82%
Best Quarter:	16.48%	(quarter ended 9/30/09)
Worst Quarter:	-25.26%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011

(including maximum sales charges)

	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS Y (Inception 6/24/98)
Return Before Taxes	-0.77	2.49	7.35	9.22
Return After Taxes on Distributions	-0.77	2.43	7.30	8.80
Return After Taxes on Distributions and Sale of Fund Shares	-0.50	2.13	6.50	8.01

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	-1.55	1.41	6.99	6.69
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	-1.65	2.44	5.29	4.79
CLASS A (Inception 7/3/00)
Return Before Taxes	-6.47	1.09	6.49	5.79

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	-1.55	1.41	6.99	5.79
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	-1.65	2.44	5.29	0.44
CLASS B (Inception 7/5/00)
Return Before Taxes	-6.68	1.09	6.45	5.79

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	-1.55	1.41	6.99	5.79
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	-1.65	2.44	5.29	0.44
CLASS C (Inception 7/14/00)
Return Before Taxes	-2.75	1.47	6.29	4.94

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	-1.55	1.41	6.99	5.79
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	-1.65	2.44	5.29	0.44
CLASS K (Inception 12/17/02)
Return Before Taxes	-1.04	2.23	—	9.56

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	-1.55	1.41	—	9.94
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	-1.65	2.44	—	9.73
CLASS R (Inception 7/29/04)
Return Before Taxes	-1.27	1.98	—	6.54

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	-1.55	1.41	—	6.91
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	-1.65	2.44	—	6.84

Average annual returns for Class C shares for periods prior to 10/31/03 are for Class II shares and reflect the fees and expenses of the Class II shares prior to that date. The index returns from inception for Class Y, A, B, C, K and R shares are as of 7/1/98, 7/1/00, 7/1/00, 7/1/00, 1/1/03 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C, K, R and R6 shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses. No performance information is provided for Class R6 shares as that class had not commenced operation as of the date of this Prospectus.

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MANAGEMENT

Munder Capital Management (MCM) is the investment advisor of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Tony Y. Dong, CFA, Vice Chairman and Chief Investment Officer of MCM, has been a member of the Fund’s portfolio management team since 2001.

•	Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Madan Gopal, Equity Analyst of MCM, has been a member of the portfolio management team since 2009.

•	Gavin Hayman, CFA, Equity Analyst of MCM, has been a member of the portfolio management team since 2010.

•

Brian S. Matuszak, CFA, Senior Equity Analyst of MCM, has been a member of the Fund’s portfolio management team since 2005, and has assisted with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the Fund since 2002.

•	George L. Sanders II, Senior Equity Research Associate of MCM, has been a member of the Fund’s portfolio management team responsible for cash management since 2006.

•	Geoffrey A. Wilson, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2007.

Mr. Dong makes final investment decisions for the Fund.

PURCHASES AND SALES OF FUND SHARES

Please consult the Prospectus for eligibility requirements. The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A, B and C Shares	Class K and R Shares	Class R6 Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts	No minimum investment requirement	$X.X million	$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Shares of the Fund are redeemable. You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

[Remainder of Page Intentionally Left Blank]

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MORE ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

As stated above, the Fund’s investment objective is to provide long-term capital appreciation. The Board of Trustees may change the Fund’s investment objective without shareholder approval; however, shareholders will be provided with 60 days’ prior written notice of any such change.

A summary description of the Fund’s principal investment strategies and risks begins on page 2 of this Prospectus. Below you will find additional information about the Fund’s investment in derivatives, ETFs and foreign securities.

Derivatives

Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

Derivatives Risk

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, for cash management or to gain exposure to an investment in a manner other than investing in the asset directly, nor can there be any assurance that a derivative hedge, if employed, will be successful. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

ETFs

Traditional ETFs in which the Fund may invest represent a fixed portfolio of securities designed to track a particular market segment of index. The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

ETF Risk

ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an

ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table on page 1 of the Prospectus.

Foreign Securities

The term “foreign securities” includes direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the United States. Foreign securities also include indirect investments such as depositary receipts and depositary shares.

Depositary receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and depositary shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Particularly in less developed countries, political and economic risks may be greater. The possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.

Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency- denominated security. If the Fund holds cash in foreign currencies, it may be exposed to risks independent of its securities positions.

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Direct investments in foreign securities also may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Further, foreign securities may be subject to the imposition of withholding taxes on dividend income.

OTHER INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The Fund’s advisor may use several types of investments or investment techniques in furtherance of the Fund’s overall investment objective, which the advisor does not consider part of the Fund’s principal investment strategies. The most significant of these and their associated risks are described below. Additional information regarding other investments and investment techniques that may be used by the advisor is included in the Fund’s Statement of Additional Information.

Borrowing

The Fund may borrow from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets. Borrowing may include utilization of a line of credit or short-term loan from the Fund’s custodian in order to meet redemptions, settle trades or otherwise provide liquidity.

Borrowing Risk

Borrowings by the Fund may involve leveraging. As leverage increases, the negative impact on the Fund’s net asset value from a decline in value of the Fund’s securities will be magnified. Further, interest rates paid on outstanding borrowings will fluctuate. As interest rates rise, the cost of borrowing increases.

Emerging Markets Investing

All or part of the Fund’s investments in foreign securities may be in companies from emerging market countries, which are developing countries in the early stages of adopting capitalism. Emerging market countries include, without limitation, portions of Asia, Latin America, Eastern Europe, and the Middle East/Africa, such as China, India, Malaysia, Brazil, Mexico, Poland, Russia, Egypt and South Africa.

Emerging Markets Investing Risk

There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Generally, structures in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable; therefore, the risks of investing in foreign securities in general tend to be amplified for investment in emerging markets. Further, due to the small securities markets and low trading volumes in emerging market countries, investments may be more illiquid and volatile than investments in developed countries and therefore subject to abrupt and severe price declines. In addition, investment in emerging market countries may require the Fund to establish special custody or other arrangements before investing. Because the securities settlement procedures tend to be less sophisticated in emerging market countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.

Short-Term Trading

From time to time, the Fund may buy and sell the same security within a short period of time. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the Financial Highlights.

Short-Term Trading Risk

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

Temporary and Defensive Investing

The Fund typically minimizes its cash holdings in an effort to provide investors with full market exposure to the particular asset class or classes represented by the Fund. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. From time to time, however, the Fund temporarily may, but is not required to, invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and exchange-traded funds in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

Temporary and Defensive Investing Risk

During periods when the Fund maintains an increased exposure to short-term obligations, it will not fully participate in equity market movements and may not achieve its investment objective. Short periods of deviation from full market exposure during a market upswing can have a significant adverse impact on the Fund’s returns.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings no less frequently than quarterly on the Munder Funds website at www.munderfunds.com under the “All Holdings” link on the Fund’s Profile Page. The Fund generally posts such information no earlier than 30 days after the end of the period to which the information relates. The three most recent previously published portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data). The Fund generally posts such information no earlier than 15 days after the end of the period to which it relates. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

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PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES

Purchasing Shares

You may purchase Class A, B, C, K, R, R6 or Y shares of the Fund at the NAV next determined after your purchase order is received in proper form (plus any applicable sales charge for purchases of Class A shares). Class B, K, R, R6 and Y shares are only available for purchase by limited types of investors. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding eligibility requirements. Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them. For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the section of this Prospectus entitled “Additional Investor Information.”

Exchanging Shares

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative net asset values (NAVs) provided you meet the eligibility requirements for the class into which you desire to exchange your shares. For information regarding policies and procedures associated with exchanging shares, please see the section of this Prospectus entitled “Additional Investor Information.”

Converting Shares

You may convert (i) Class A, B, C, or R shares of the Fund to Class Y shares of the Fund or (ii) Class K shares of the Fund to Class A or Y shares of the Fund, based on each class’s relative NAV provided you meet the eligibility requirements for the class into which you desire to convert your shares. For conversions of Class B or C shares to Class Y shares, your Class B or C shares must not currently be subject to any contingent deferred sales charge (CDSC). Class R6 and Class I shares may not be converted to any other class of shares. The Fund will treat any conversion between classes of shares of the same Fund as a tax-free event. By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event. For more information regarding policies and procedures associated with converting Fund shares, please see the section of this Prospectus entitled “Additional Investor Information.”

Redeeming Shares

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC). For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the section of this Prospectus entitled “Additional Investor Information.”

SHARE CLASS SELECTION

The Fund is organized as a multiple class fund, which means it offers more than one class of shares, each designed to meet the needs of different types of investors and each with different cost structures. Currently, the Fund offers Class A, B, C, K, R, R6 and Y shares through this Prospectus. A summary comparison of the various classes appears in the table below. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding each class of shares. We encourage you to consult with a financial advisor to help you choose the class that best meets your requirements depending on the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or contingent deferred sales charge (CDSC).

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge (CDSC)	None (except that a 1.00% charge applies on redemptions made within one year of a $1 million investment for which your broker or financial intermediary received a sales commission).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	None

Conversion Feature	May be converted to Class Y shares of the same Fund if eligibility requirements are met.

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Class B Shares
Purchase Availability	Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	Not applicable.

Purchase Maximum	$50,000

Conversion Feature

Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses. Please see the Statement of Additional Information for information regarding the automatic conversion feature for Class B shares purchased prior to June 16, 2003.

Shares not currently subject to a CDSC may be converted to Class Y shares of the Fund if eligibility requirements are met.

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	$1 million

Conversion Feature	Shares not currently subject to a CDSC may be converted to Class Y shares of the Fund if eligibility requirements are met.

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	May be converted to Class A or Class Y shares of the Fund if eligibility requirements are met.

[Remainder of Page Intentionally Left Blank]

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Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	May be converted to Class Y shares of the Fund if eligibility requirements are met.

Class R6 Shares
Purchase Availability	Available for purchase only through employer-sponsored retirement plans through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$X.X million

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available to investors who (a) hold their shares directly with the Funds’ transfer agent; (b) are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform; (c) purchase through retirement plans that meet certain conditions; (d) are certain types of financial professionals or their immediate family members; or (e) have specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million; $2,500 for clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties.

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the information provided below regarding sales charges is available through the Munder Funds website at www.munderfunds.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

Front-End Sales Charges – Class A Shares

Unless you qualify for a waiver, you will pay a sales charge at the time of any Class A shares purchase. The offering price for Class A shares includes this front-end sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases as follows:

	Sales Charge* as a Percentage of
	Offering Price (%)		Net Amount Invested (%)
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of the offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.

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**	No initial sales charge applies on investments of $1 million or more; however, a 1.00% CDSC applies on redemptions made within one year if your broker or financial intermediary received a sales commission at the time of purchase.

Shares purchased through reinvestment of dividends or other distributions are not subject to any sales charge.

Front-End Sales Charge Waivers

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. investors that have an investment account with the Fund’s investment advisor;

2. full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3. registered broker-dealers, financial intermediaries, or their agents or their affiliates that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4. qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class K, Y or I shares of another Munder Fund within 60 days of redemption;

7. banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9. qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call (800)  438-5789.

Front-End Sales Charge Reductions – Letters of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a specified amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of the Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you previously paid). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Front-End Sales Charge Reductions - Rights of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of one or more Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information about Letters of Intent and Rights of Accumulation

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

•	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and

•	shares of the Munder Fund(s) held at any financial intermediary in accounts you wish to be considered for determining sales charge reduction eligibility.

For further information on sales charge reductions, call (800) 438-5789.

Contingent Deferred Sales Charges (CDSCs)

You are subject to a CDSC when you redeem:

•

Class A shares purchased within one year of redemption as part of an investment of $1 million or more if your broker or financial intermediary received a sales commission in connection with the investment;

•	Class B shares within six years of buying them; or

•	Class C shares within one year of buying them.

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These time periods include the time you held Class A, B or C shares of another Munder Fund which you may have exchanged for Class A, B or C shares of the Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the

CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC Waivers – Class B and C Shares

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or C shares for:

•	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;

•

minimum required distributions made from an IRA or other retirement plan account after you reach the age where such distributions are mandated by law (age 70 1/2 as of the date of this Prospectus); and

•

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP, please see the section of this Prospectus entitled “Additional Investor Information.”

Other waivers of the CDSC on Class B or C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

Distribution and Service Plan Fees

The Fund has a Distribution and Service Plan with respect to its Class A, B, C, K and R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, B, C and R shares and for services provided to shareholders of Class A, B, C, K and R shares.

Payments made under the Plan by Class A, B, C and R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, B, C, K and R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. These fees are included in the Annual Fund Operating Expenses table on page 1 of this Prospectus as Distribution and/or Service (12b-1) Fees for Class A, B, C and R shares, and are included as part of Other Expenses for Class K Shares. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, C and R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, B, C, K and R shares of the Fund, and may cost you more than paying other types of sales charges.

Other Payments to Third Parties

In addition to paying fees under the Fund’s Distribution and Service Plan, except with respect to Class R6 shares, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor, out of its own resources and without additional cost to the Fund or its shareholders, or the Fund’s distributor, from fees received pursuant to the Distribution and Service Plan or commissions received, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund.

These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash

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compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

PRICING OF FUND SHARES

The Fund processes all purchases, redemptions, exchanges and conversions at the net asset value (NAV) next calculated after we receive the transaction request in proper form. The Fund calculates the NAV per share for each class of shares on each day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV by: (1) taking the total value of the Fund’s assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding. The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

With respect to any foreign securities held by the Fund that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close. The Fund values these foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE. Because foreign exchanges may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. For purposes of calculating NAVs, the Fund translates into U.S. dollars all investment securities, other assets and liabilities.

The Fund generally values its securities and other investments using readily available market quotations, which it obtains from various pricing sources approved by the Board of Trustees.

Equity securities and other similar securities that trade on an exchange, such as depositary receipts, financial futures contracts, options contracts and exchange-traded funds, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities and similar exchange-traded securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on a foreign securities exchange also may be valued at the bid price or at the last quoted sale price for local shares of the security.

The Fund generally values fixed income securities it holds, if any, at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Such analytical pricing models may take into consideration market indices, matrices, yield curves and other specific adjustments, which may result in the securities being valued at a price different from the price that would have been determined had the analytical pricing model not been used. The Fund may also value fixed income securities with remaining maturities of 60 days or less on an amortized cost basis, which approximates current market value.

In the event that a price for a security is not available through the means described above, the Fund may value the security using broker-dealer quotations, last reported market quotations, or a fair value determined by a Pricing Committee established by the Fund’s investment advisor in accordance with guidelines approved by the Board of Trustees.

Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchange.

The Fund will value other open-end funds held by the Fund, if any, using the NAV of such underlying fund, or lacking a NAV, a fair value determined by the Pricing Committee in accordance with guidelines approved by the Board of Trustees. The method by which an open-end fund calculates its NAV, including its use of fair value pricing and the related effects of such use, is described in its prospectus.

Fair valuations take into account relevant factors affecting value, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued using a fair value determined in accordance with guidelines approved by the Board of Trustees, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s Board of Trustees reviews all fair valuations of the Fund’s securities during a quarter at the next regularly scheduled quarterly meeting of the Board.

12

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually. The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, you must indicate this choice on your Account Application or notify the Fund by calling (800) 438-5789. If you hold your shares through a broker or other financial intermediary account, you must notify your broker or financial intermediary to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. The Statement of Additional Information contains a more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund. You should consult your tax advisor about your own particular tax situation.

Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more-than-60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes on Sales, Exchanges or Conversions

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Gains on Class R and R6 shares are generally not taxable, with limited exceptions. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

The Fund will treat any conversion between classes of shares of the Fund as a tax-free event. You should consult with your tax advisor about the tax treatment of a conversion.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Foreign Shareholders

Shareholders that are not U.S. persons are generally subject to a 30% withholding tax (or lower rate if a treaty applies) on distributions.

13

MANAGEMENT OF THE FUND

Investment Advisor

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of September 30, 2011, MCM had approximately $12.5 billion in assets under management.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2011, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets. The Fund’s Annual Report dated June 30, 2011 contains a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund.

Portfolio Management Team

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Tony Y. Dong, Madan Gopal, Gavin Hayman, Brian S. Matuszak, Andy Y. Mui, George L. Sanders II and Geoffrey A. Wilson. Mr. Dong makes final investment decisions for the Fund. The team’s other members provide analytical support for Mr. Dong’s selections.

Tony Y. Dong, CFA, Vice Chairman and Chief Investment Officer, joined MCM in 1988 and has been a member of the Fund’s portfolio management team since 2001. Mr. Dong became part of the team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He also has been a member of the portfolio management teams for separately managed accounts in MCM’s mid-capitalization core growth discipline since 2001 and MCM’s mid-cap/small-cap blend discipline since November 2003. In early 2006, Mr. Dong began serving on MCM’s Executive, Operating and Product Policy Committees, and following the completion of a change in control of MCM at the end of 2006, he became Vice Chairman of MCM and a Director of Munder Capital Holdings LLC, MCM’s parent company. Mr. Dong was promoted to Chief Investment Officer of MCM in January 2010. As Chief Investment Officer, he oversees the firm’s investment management teams and strategies, including monitoring investment teams for investment skills, risk management, and portfolio construction.

Robert E. Crosby, CFA, Senior Portfolio Manager, joined MCM in 1993 and has been a member of the Fund’s portfolio management team since February 2012. Mr. Crosby also is a member of the portfolio management team that manages MCM’s small-cap/mid-cap blend equity discipline and is lead manager of MCM’s real estate (REIT) discipline. Mr. Crosby served as a member of the portfolio management team responsible for managing the Munder Large-Cap Value Fund and separately managed accounts in MCM’s large-capitalization value and multi-capitalization value disciplines from 2011 to 2012, co-manager of MCM’s small-capitalization value discipline from 2003 through 2010, MCM’s micro-capitalization equity discipline from 2005 through 2010, and MCM’s power & energy discipline from late 2001 through early 2003. Prior to 1998, he was as an equity analyst and primary analyst for MCM’s real estate (REIT) discipline.

Madan Gopal, Equity Analyst, joined MCM in 2008 and has been a member of the Fund’s portfolio management team since 2009. He has been a member of the portfolio management team for separately managed accounts in MCM’s mid-capitalization core growth discipline since joining MCM. He also analyzes equity securities for

MCM’s mid-cap growth and small-cap/mid-cap blend disciplines. Prior to joining MCM, Mr. Madan pursued and received an M.B.A. from the University of Chicago from August 2006 through May 2008 and was an analyst for Dell, Inc., where he worked on standards-based solutions from 2000 to August 2006.

Gavin Hayman, CFA, Equity Analyst, has been a member of the Fund’s portfolio management team, assisting with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the portfolio, since 2010. He has been a member of the portfolio management team for separately managed accounts in MCM’s mid-capitalization core growth discipline since 2010. He also analyzes equity securities for MCM’s mid-cap growth and small-cap/mid-cap blend disciplines. From 2007 to 2010, Mr. Hayman was Director-Research at Telemus Capital Partners, a high-net-worth management company. From 2005 to 2007, while applying for permanent U.S. resident alien status, Mr. Hayman worked towards obtaining the CFA designation. Mr. Hayman has been continuously employed by MCM since 2010, previously working for MCM as an International Product Manager supporting several international equity disciplines from 2001 to 2002. Mr. Hayman began his career in the investment management industry in 1996.

Brian S. Matuszak, CFA, Senior Equity Analyst, joined MCM in 2000. Mr. Matuszak has been a member of the Fund’s portfolio management team since 2005 and has assisted with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the Fund since 2002. He also is a member of the portfolio management teams for separately managed accounts in MCM’s mid-capitalization core growth, mid-cap growth and small-cap/mid-cap blend disciplines. Mr. Matuszak became an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005.

George L. Sanders II, Senior Equity Research Associate, joined MCM in 1995 and has been a member of the Fund’s portfolio management team responsible for cash management since 2006. Mr. Sanders also is a member of the portfolio management teams responsible for MCM’s mid-capitalization core growth, mid-cap growth and small-cap/mid-cap blend equity investment disciplines and he provides quantitative equity research for MCM’s mid-capitalization core growth, mid-cap growth, large-capitalization value and multi-capitalization value investment disciplines.

Geoffrey A. Wilson, CFA, Co-Chief Investment Officer and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2007. As Co-Chief Investment Officer, Mr. Wilson works closely with the Chief Investment Officer overseeing the day-to-day management of investment activities, portfolio monitoring and research. He also is a member of the portfolio management teams for separately managed accounts in MCM’s mid-capitalization core growth, mid-cap growth and small-cap/mid-cap blend equity disciplines, and the lead manager of MCM’s large-cap core growth and core growth equity disciplines. He was one of the founders of MCM, joining the company shortly after its 1985 inception, and has been part of a team managing large-cap core growth and core growth portfolios following a Growth-at-a-Reasonable-Price (GARP) approach since that time. Mr. Wilson was promoted to Co-Chief Investment Officer of MCM in January 2010.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

14

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the life of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munderfunds.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789. As of the date of this Prospectus, Class R6 shares of the Fund had not commenced operations. As a result, no financial highlights for Class R6 shares are shown below.

CLASS A SHARES(a)	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$30.44		$22.01	$18.16	$26.92	$29.43	$23.95

Income/(loss) from investment operations:
Net investment income/(loss)	0.04		(0.09)	(0.01)	0.04	(0.10)	(0.13)
Net realized and unrealized gain/(loss) on investments	(2.88)		8.52	3.89	(8.77)	(1.97)	5.65

Total from investment operations	(2.84)		8.43	3.88	(8.73)	(2.07)	5.52

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	—	(0.04)
Distributions from net realized gains	—		—	—	(0.03)	(0.44)	—

Total distributions	—		—	(0.03)	(0.03)	(0.44)	(0.04)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$27.60		$30.44	$22.01	$18.16	$26.92	$29.43

Total return (d)	(9.33)%		38.30%	21.34%	(32.43)%	(7.18)%	23.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,243,021		$1,505,526	$1,306,682	$1,367,350	$2,281,311	$1,874,868
Ratio of operating expenses to average net assets	1.34	%(e)	1.33%	1.34%	1.35%	1.31%	1.32%
Ratio of net investment income/(loss) to average net assets	0.28	%(e)	(0.32)%	(0.06)%	0.21%	(0.37)%	(0.50)%
Portfolio turnover rate	19%		65%	52%	65%	56%	46%

CLASS B SHARES(a)	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$28.21		$20.56	$17.07	$25.50	$28.11	$23.01

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		(0.27)	(0.17)	(0.10)	(0.31)	(0.31)
Net realized and unrealized gain/(loss) on investments	(2.66)		7.92	3.66	(8.30)	(1.86)	5.41

Total from investment operations	(2.72)		7.65	3.49	(8.40)	(2.17)	5.10

Less distributions:
Distributions from net realized gains	—		—	—	(0.03)	(0.44)	—

Total distributions	—		—	—	(0.03)	(0.44)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$25.49		$28.21	$20.56	$17.07	$25.50	$28.11

Total return (d)	(9.64)%		37.21%	20.45%	(32.94)%	(7.88)%	22.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,046		$29,263	$27,318	$29,614	$57,234	$68,204
Ratio of operating expenses to average net assets	2.09	%(e)	2.08%	2.09%	2.10%	2.06%	2.06%
Ratio of net investment income/(loss) to average net assets	(0.49	)%(e)	(1.08)%	(0.81)%	(0.55)%	(1.15)%	(1.25)%
Portfolio turnover rate	19%		65%	52%	65%	56%	46%

(a)	Class A shares and Class B shares of the Fund commenced operations on July 3, 2000 and July 5, 2000, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

15

CLASS C SHARES(a)	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$28.27		$20.60	$17.10	$25.55	$28.17	$23.06

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		(0.27)	(0.17)	(0.10)	(0.31)	(0.31)
Net realized and unrealized gain/(loss) on investments	(2.67)		7.94	3.67	(8.32)	(1.87)	5.42

Total from investment operations	(2.73)		7.67	3.50	(8.42)	(2.18)	5.11

Less distributions:
Distributions from net realized gains	—		—	—	(0.03)	(0.44)	—

Total distributions	—		—	—	(0.03)	(0.44)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$25.54		$28.27	$20.60	$17.10	$25.55	$28.17

Total return (d)	(9.66)%		37.23%	20.47%	(32.96)%	(7.90)%	22.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$199,534		$245,023	$214,746	$230,909	$464,870	$452,983
Ratio of operating expenses to average net assets	2.09	%(e)	2.08%	2.09%	2.10%	2.06%	2.06%
Ratio of net investment income/(loss) to average net assets	(0.48	)%(e)	(1.07)%	(0.81)%	(0.55)%	(1.13)%	1.25%
Portfolio turnover rate	19%		65%	52%	65%	56%	46%

CLASS K SHARES(a)	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$30.42		$22.00	$18.15	$26.91	$29.42	$23.94

Income/(loss) from investment operations:
Net investment income/(loss)	0.03		(0.09)	(0.01)	0.03	(0.12)	(0.13)
Net realized and unrealized gain/(loss) on investments	(2.87)		8.51	3.89	(8.76)	(1.95)	5.65

Total from investment operations	(2.84)		8.42	3.88	(8.73)	(2.07)	5.52

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	—	(0.04)
Distributions from net realized gains	—		—	—	(0.03)	(0.44)	—

Total distributions	—		—	(0.03)	(0.03)	(0.44)	(0.04)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$27.58		$30.42	$22.00	$18.15	$26.91	$29.42

Total return (d)	(9.34)%		38.27%	21.35%	(32.44)%	(7.18)%	23.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,403		$27,951	$30,681	$34,105	$78,566	$101,567
Ratio of operating expenses to average net assets	1.34	%(e)	1.33%	1.34%	1.35%	1.31%	1.31%
Ratio of net investment income/(loss) to average net assets	0.21	%(e)	(0.33)%	(0.06)%	0.17%	(0.40)%	(0.50)%
Portfolio turnover rate	19%		65%	52%	65%	56%	46%

(a)	Class C shares (known as Class II shares prior to October 31, 2003) and Class K shares of the Fund commenced operations on July 14, 2000 and December 17, 2002, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

[Remainder of Page Intentionally Left Blank]

16

CLASS R SHARES(a)	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)		Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$30.05		$21.79	$18.00	$26.76		$29.33	$23.89

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(c)	(0.15)	(0.07)	0.00	(c)	(0.16)	(0.20)
Net realized and unrealized gain/(loss) on investments	(2.83)		8.41	3.86	(8.73)		(1.97)	5.64

Total from investment operations	(2.83)		8.26	3.79	(8.73)		(2.13)	5.44

Less distributions:
Dividends from net investment income	—		—	—	—		—	—
Distributions from net realized gains	—		—	—	(0.03)		(0.44)	—

Total distributions	—		—	—	(0.03)		(0.44)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$27.22		$30.05	$21.79	$18.00		$26.76	$29.33

Total return (d)	(9.42)%		37.91%	21.06%	(32.62)%		(7.41)%	22.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,602		$56,978	$47,354	$59,485		$78,174	$42,501
Ratio of operating expenses to average net assets	1.59	%(e)	1.58%	1.59%	1.60%		1.56%	1.57%
Ratio of net investment income/(loss) to average net assets	0.03	%(e)	(0.57)%	(0.33)%	0.00	%(e)	(0.57)%	(0.75)%
Portfolio turnover rate	19%		65%	52%	65%		56%	46%

CLASS Y SHARES(a)	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)		Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$31.09		$22.44	$18.51	$27.37		$29.85	$24.27

Income/(loss) from investment operations:
Net investment income/(loss)	0.08		(0.02)	0.05	0.10		(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	(2.94)		8.68	3.96	(8.93)		(2.01)	5.73

Total from investment operations	(2.86)		8.66	4.01	(8.83)		(2.04)	5.67

Less distributions:
Dividends from net investment income	—		(0.01)	(0.08)	—		—	(0.09)
Distributions from net realized gains	—		—	—	(0.03)		(0.44)	—

Total distributions	—		(0.01)	(0.08)	(0.03)		(0.44)	(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$28.23		$31.09	$22.44	$18.51		$27.37	$29.85

Total return (d)	(9.20)%		38.59%	21.67%	(32.26)%		(6.98)%	23.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,562,878		$3,015,321	$2,109,229	$1,656,032		$2,049,643	$1,366,790
Ratio of operating expenses to average net assets	1.09	%(e)	1.08%	1.09%	1.11%		1.07%	1.07%
Ratio of net investment income/(loss) to average net assets	0.53	%(e)	(0.07)%	0.20%	0.50%		(0.09)%	(0.25)%
Portfolio turnover rate	19%		65%	52%	65%		56%	46%

(a)	Class R shares and Class Y shares of the Fund commenced operations July 29, 2004 and June 24, 1998, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

[Remainder of Page Intentionally Left Blank]

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ADDITIONAL INVESTOR INFORMATION

This section of the Prospectus provides information regarding the purchase, redemption, exchange and conversion of Class A, B, C, K, R, R6 Y & I shares of the Munder Funds. Not all Funds offer all classes of shares. Please see the front cover of this Prospectus to determine which classes of shares are offered by this Fund.

HOW TO REACH THE FUNDS

Contact Shareholder Services

For account inquiries or information, literature, forms, etc.:

By telephone:	1-800-438-5789

By mail:	The Munder Funds
P.O. Box 9701
Providence, RI 02940

By overnight delivery:	The Munder Funds
4400 Computer Drive
Westborough, MA 01581

For other inquiries or complaints:

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

SHARE CLASS ELIGIBILITY

Please consider eligibility requirements and investment minimums carefully when selecting a share class. If you wish to invest more than $50,000 and you are not eligible to purchase Class Y or I shares, you should purchase Class A or C shares. If you wish to invest more than $1 million and you are not eligible to purchase Class Y or I shares, you should purchase Class A shares. The Funds may refuse any purchase orders from ineligible investors who select Class B, K, I, R, R6 or Y shares. The Funds may waive any applicable eligibility requirements or investment minimums at their discretion.

Eligibility to Purchase Class A and C Shares

All investors are eligible to purchase Class A and C shares.

Eligibility to Purchase Class B Shares

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders. Shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund’s existing conversion schedule. Existing shareholders of Class B shares may continue to (i) exchange their Class B shares for Class B shares of other Munder Funds that offer Class B shares and (ii) add to their accounts through the reinvestment of dividends and capital gain distributions generated by current investments in Class B until their conversion to Class A shares.

Any purchase orders for Class B shares of a Fund that are initial investments or that are orders for additional shares (other than an exchange or a distribution reinvestment), including orders made through an active Automatic Investment Plan (AIP), will automatically be invested in Class A shares of the same Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. Subsequent to such a purchase of Class A shares, a shareholder’s Class A and Class B shares will be combined to determine whether the shareholder meets the minimum required investment in the account. For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares)

already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. Please see the section of this Prospectus entitled “Front-End Sales Charge Reductions — Rights of Accumulation” for additional information.

Eligibility to Purchase Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

Eligibility to Purchase Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

•	fee-based and/or advisory programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

Eligibility to Purchase Class R6 Shares

Investors may purchase Class R6 shares only through participation in employer-sponsored retirement plans or other similar programs where group-level or omnibus accounts are held on the books of the Funds, including, without limitation, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans.

Eligibility to Purchase Class Y Shares

Only the following investors, subject to applicable investment minimums described below, may purchase Class Y shares:

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•	individual and institutional investors who (i) do not invest in the Funds through a financial intermediary and (ii) hold their shares directly with the Funds’ transfer agent;

•

individual and institutional clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform;

•	pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds through a group or omnibus account;
•	investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members;

•	current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members; and

•	Munder Capital Management’s investment advisory clients.

Eligibility to Purchase Class I Shares

Individual investors and institutional investors may purchase Class I shares.

INVESTMENT MINIMUMS

Please consider investment minimums and eligibility requirements carefully when selecting a share class. The Funds may refuse any purchase orders that do not meet applicable investment minimums.

General Information

Except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account. Investment minimums apply to individual investors even if the investment is made through a group or omnibus account, unless the Funds do not pay any record keeping or administrative fees associated with the maintenance of underlying investor accounts.

In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then-current prospectuses) including applicable initial investment minimums. Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through these types of accounts, application of the investment minimums will vary.

We reserve the right to waive any investment minimum if the Funds determine that doing so would be in the best interest of the Funds and their shareholders.

We further reserve the right, upon 30 days’ advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account.

Class A, B & C Shares

Except as provided below, the minimum initial investment for Class A, B and C shares is $2,500 per Fund for all accounts. The Funds may refuse subsequent investments of less than $50 per Fund. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Class K & R Shares

There is no minimum initial or subsequent investment for Class K or R shares.

Class R6 Shares

The minimum initial investment for Class R6 shares is $X.XX million of group-level assets in the Funds. The Funds, at their discretion, may waive this minimum amount.

Class Y Shares

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

Class I Shares

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment Minimum Waivers and Reductions

Investment minimums do not apply to purchases of Class A, B, C or Y shares made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums also do not apply to investments in Class A, C or Y shares through eligible fee-based and/or advisory programs offered by investment advisors, consultants, broker-dealers and other financial intermediaries pursuant to which clients are charged a fee for advisory, investment, consulting or similar services. For this purpose, “eligible fee-based and/or advisory programs” are those which have been approved by an officer of the Fund.

With respect to Class Y shares only, a reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Also with respect to Class Y shares only, investment minimums do not apply to investments made by (i) investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members, (ii) current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members, or (iii) investment advisory clients of Munder Capital Management.

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With respect to Class I shares only, investment minimums do not apply to accounts attributable to an intermediary that (1) maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average client account size in the Fund equivalent to $200,000 or greater, or (2) has entered into a written eligibility agreement with the Funds that is intended to maintain the institutional nature of the Class I shares.

Class A, B & C Shares Accounts Below Minimums

For each account that you own, if your investment in Class A, B or C shares of a Fund does not meet the account minimum, or you cease AIP contributions before reaching the account minimum, you may increase your balance to $2,500 (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6. Through at least October 31, 2012, for Uniform

Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) and Individual Retirement Account (IRA) accounts opened before October 31, 2009, the applicable minimum for the purpose of determining whether a servicing fee applies is $500.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or B shares accounts that do not meet the applicable account minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

HOW TO PURCHASE SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

For additional investments, send an investment slip (the bottom portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment. To obtain current wire instructions, an Account Application, your account number or more information, call (800) 438-5789. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munderfunds.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

The Munder Funds are required by law to obtain certain personal information about any investor who opens an account or any person who is acting on behalf of an investor in order to verify that person’s identity.

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After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity or the identity of a person acting on your behalf is verified. We may also close your account or take other appropriate action if we are unable to verify your identity or the identity of a person acting on your behalf within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

HOW TO REDEEM SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an Internet login and password, you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make Internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, B or C shares on a monthly or quarterly basis. For IRA accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. In addition, any applicable CDSC will be charged upon redemption of Class A, B or C shares.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these payment methods.

Medallion Signat ure Guarantees

For your protection, a medallion signature guarantee is required for the following redemption requests:

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•	redemption proceeds greater than $50,000;

•	redemption proceeds not being made payable to the record owner of the account;

•	redemption proceeds not being mailed to the address of record on the account;

•	redemption proceeds being mailed to address of record that has changed within the last 30 days;

•	redemption proceeds being transferred to another Munder Fund account with a different registration;

•	change in ownership or registration of the account; or

•	changes to banking information without a voided check being supplied.

We reserve the right to waive the requirement for a medallion signature guarantee for certain types of redemption requests, including Class K, R, R6, Y or I share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee with a coverage amount sufficient to cover the value of your transaction request must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or Internet redemptions. In such cases, you should consider making your redemption request by mail.

HOW TO EXCHANGE SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization From. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an Internet login and password, you may exchange shares by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

•	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

•	If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

•	Class A, B and C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

•	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

•	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications
•	A share exchange is generally a taxable event and, accordingly, you may realize a taxable gain or loss. Certain exchanges may not result in a taxable gain or loss.

•

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund online at www.munderfunds.com/prospectus or by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789. except where notice is not required.

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HOW TO CONVERT SHARES

Shareholders may give conversion instructions by sending a written request to the Funds or by having the conversion coordinated by the financial intermediary through which their shares are held.

•	You may convert Class A, B, C or R shares of a Fund to Class Y or I shares of the same Fund, as available.

•	You may convert Class K shares of a Fund to Class A, Y or I shares of the same Fund, as available.

•	You may convert Class Y shares of a Fund to Class I shares of the same Fund, as available.

•	Your conversion for shares of another class of the same Fund will be based on each class’s relative NAV.
•	A conversion between shares classes of the same Fund should be treated as a tax-free event.

•

You must meet the eligibility and investment minimum requirements for the applicable share class. Class B and C shares may be converted to Class Y or I shares (as applicable) provided that such shares are not currently subject to any CDSC.

•	We may change, suspend or terminate the conversion privilege at any time. You will be given notice of any material modifications except where notice is not required.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES, CONVERSIONS AND REDEMPTIONS

•

We consider purchase, exchange, conversion or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

•	We reserve the right to reject any purchase order, including exchanges from other Munder Funds or conversions of Fund shares.

•	At any time, we may change any of our purchase, redemption, exchange or conversion practices or privileges, and may suspend the sale of Fund shares.

•	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

•	We may temporarily stop redeeming shares if:

(i) the NYSE is closed;

(ii) trading on the NYSE is restricted;

(iii) an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv) the SEC orders the Fund to suspend redemptions.

•	We reserve the right to pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the applicable Fund, in lieu of cash.

•

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

•	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges, conversions or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

•	To limit the Funds’ expenses, we no longer issue share certificates.

•	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase, redemption or exchange of Fund shares.

•

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

•	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 10 days.

Reinstatement Privilege

For 60 days after you sell Class A, B or C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund.

You, your broker or your financial intermediary must notify the Funds at the time of the reinvestment in order to eliminate the sales charge on your investment. The reinstatement privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under the reinstatement privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, traded infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or Internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

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ADDITIONAL INFORMATION

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this Prospectus.

SHAREHOLDER INQUIRIES:		TO OBTAIN INFORMATION:

By e-mail:	fundcontact@munder.com	By Telephone:	(800) 438-5789

By telephone:	(800) 468-6337	By Mail:	The Munder Funds® P.O. Box 9701 Providence, RI 02940

By Mail:	The Munder Funds® Attn: Secretary 480 Pierce Street Birmingham, MI 48009	By overnight delivery:	The Munder Funds® 4400 Computer Drive Westborough, MA 01581

		By Internet	www.munderfunds.com

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Distributor: Funds Distributor, LLC

SEC File Number: 811-21294

Munder Veracity Small-Cap Value Fund

PROSPECTUS

October 29, 2011, as amended and restated on June 1, 2012

CLASS A SHARES (VSCVX)	CLASS K SHARES (MKVSX)
CLASS B SHARES (MBVSX)	CLASS R SHARES (MRVSX)
CLASS C SHARES (MCVSX)	CLASS R6 SHARES ( )
CLASS Y SHARES (VSVIX)

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/edelivery.

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this Prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Munder Veracity Small-Cap Value Fund

Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek to achieve long-term capital growth.

FEES & EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 10 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares		Class R6 Shares		Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5	%(a)	None		None		None	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	(b)	5	%(c)	1	%(d)	None	None		None		None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares		Class R6 Shares		Class Y Shares
Management Fees	0.90%		0.90%		0.90%		0.90%	0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.50	%(e)	0.00%		0.00%
Other Expenses	0.39%		0.42%		0.42%		0.67%	0.42%		0.25	%(f)	0.42%

Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements(f)	1.54%		2.32%		2.32%		1.57%	1.82%		1.15	%(f)	1.32%

Fee Waivers and/or Expense Reimbursements(g)	-0.04%		-0.07%		-0.07%		-0.07%	-0.07%		0.00%		-0.07%

Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(g)	1.50%		2.25%		2.25%		1.50%	1.75%		1.15%		1.25%

(a)	The sales charge declines as the amount invested increases.
(b)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
(c)	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(e)	Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f)	Other Expenses and Total Annual Fund Operating Expenses for Class R6 Shares are based on estimated expenses for the current year. For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.
(g)	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually through at least October 31, 2012 to waive or limit fees or to assume other expenses of Class A, B, C, K, R and Y shares of the Fund and through at least May 31, 2013 for Class R6 shares of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A and Class K shares, 2.25% for Class B and Class C shares, 1.75% for Class R shares and 1.25% for Class R6 and Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above for each class of shares and the Board of MST has approved in advance such reimbursement to MCM.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class R6 Shares	Class Y Shares
1 Year	$694	$728	$328	$153	$178	$117	$127
3 Years	$1,006	$1,018	$718	$489	$566	$365	$411
5 Years	$1,340	$1,435	$1,235	$849	$979	N/A	$716
10 Years	$2,281	$2,457	$2,652	$1,861	$2,131	N/A	$1,583

You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class R6 Shares	Class Y Shares
1 Year	$694	$228	$228	$153	$178	$117	$127
3 Years	$1,006	$718	$718	$489	$566	$365	$411
5 Years	$1,340	$1,235	$1,235	$849	$979	N/A	$716
10 Years	$2,281	$2,457	$2,652	$1,861	$2,131	N/A	$1,583

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The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The sub-advisor pursues long-term capital growth in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Small-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($23 million to $3.4 billion as of September 30, 2011). The Fund may, however, also invest (i) in equity securities of larger companies and (ii) up to 25% of its assets in foreign securities.

When selecting securities to invest in, the sub-advisor seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The sub-advisor chooses the Fund’s investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment. The sub-advisor finds these value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

The sub-advisor regularly reviews the Fund’s investments and will sell securities when the sub-advisor believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that are, in their view, temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Small Company Stock Risk

Small companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. Prices of small companies tend to be more volatile than those of larger companies and small issuers may be subject to greater degrees of changes in their earnings and prospects. Since small company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk

Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

Sector/Industry Focus Risk

The Fund may invest a substantial portion of its assets within one or more economic sectors or industries. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector or industry. The Fund may tend to be more heavily weighted in financials companies, particularly those within the real estate investment trust (REIT) industry. The values of financials companies are particularly vulnerable to economic downturns and changes in government regulation and interest rates. Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

2

PERFORMANCE

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

On May 13, 2011, the Fund acquired the assets and liabilities of the Veracity Small Cap Value Fund (“Veracity Fund”) (“Reorganization”). The Veracity Fund was the accounting survivor of the Reorganization and the Veracity Fund’s performance and financial history have been adopted by the Fund. As a result, the performance information and financial history in this Prospectus for the periods prior to May 14, 2011 are that of the Veracity Fund. The Veracity Fund offered Class R and Class I shares, which were similar to the Fund’s Class A and Class Y shares, respectively. Therefore, the total returns for Class A shares, the class of shares with the longest performance history, in the bar chart below for the periods prior to May 14, 2011 are those of the Veracity Fund’s Class R shares, which have not been restated to reflect any difference in expenses and do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be different.

The performance for Class A shares in the table below for the periods prior to May 14, 2011 is the performance of the Veracity Fund’s Class R shares. The performance for Class Y shares in the table below for the periods prior to May 14, 2011 is the performance of the Veracity Fund’s Class I shares. The performance for Class B, Class C, Class K and Class R shares in the table below for the periods prior to May 14, 2011 is the performance of the Veracity Fund’s Class I shares adjusted for differences in the applicable sales loads and Rule 12b-1 fees of each respective class.

TOTAL RETURN (%)

per calendar year

YTD through 3/31/12:	9.31%
Best Quarter:	23.78%	(quarter ended 6/30/09)
Worst Quarter:	-20.78%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011

(including maximum sales charges in existence during the periods indicated)

	1 Year %	5 Years %	Since Inception %
CLASS A (Inception 3/30/04)
Return Before Taxes	-2.91	1.40	6.01
Return After Taxes on Distributions	-2.91	1.11	5.64
Return After Taxes on Distributions and Sale of Fund Shares	-1.89	1.14	5.17

Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	-5.50	-1.87	3.93
CLASS B (Inception 7/7/05)
Return Before Taxes	-8.41	0.27	3.76

Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	-5.50	-1.87	2.30
CLASS C (Inception 7/7/05)
Return Before Taxes	-4.55	0.66	3.91

Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	-5.50	-1.87	2.30
CLASS K (Inception 7/7/05)
Return Before Taxes	-2.85	1.42	4.67

Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	-5.50	-1.87	2.30
CLASS R (Inception 7/7/05)
Return Before Taxes	-3.09	1.17	4.42

Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	-5.50	-1.87	2.30
CLASS Y (Inception 7/7/05)
Return Before Taxes	-2.60	1.67	4.93

Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	-5.50	-1.87	2.30

The index returns from inception for Class A, B, C, K, R and Y shares are as of 4/1/04, 7/1/05, 7/1/05, 7/1/05, 7/1/05 and 7/1/05, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a

3

capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. The after-tax returns of the Class B, C, K, R, R6 and Y shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses. No performance information is provided for Class R6 shares as that class had not commenced operation as of the date of this Prospectus.

MANAGEMENT

Munder Capital Management (MCM) is the investment advisor of the Fund. Integrity Asset Management, LLC (Integrity) is the sub-advisor of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Daniel G. Bandi, CFA, Managing Director and Chief Investment Officer of Integrity, has been a member of the Fund’s portfolio management team since 2011.

•	Daniel J. DeMonica, CFA, Senior Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since 2011.

•	Adam I. Friedman, Senior Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since 2011.

•	Joe A. Gilbert, CFA, Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since 2011.

•	J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since 2011.

PURCHASES AND SALES OF FUND SHARES

Please consult the Prospectus for eligibility requirements. The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A, B and C Shares	Class K and R Shares	Class R6 Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts	No minimum investment requirement	$X.X million	$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Shares of the Fund are redeemable. You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

[Remainder of Page Intentionally Left Blank]

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MORE ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

As stated above, the Fund’s investment objective is to seek to achieve long-term capital growth. The Board of Trustees may change the Fund’s investment objective without shareholder approval; however, shareholders will be provided with 60 days’ prior written notice of any such change.

A summary description of the Fund’s principal investment strategies and risks begins on page 2 of this Prospectus. Below you will find additional information about the Fund’s investment in foreign securities and real estate investment trusts.

Foreign Securities

The term “foreign securities” includes direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the United States. Foreign securities also include indirect investments such as depositary receipts and depositary shares.

Depositary receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and depositary shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Particularly in less developed countries, political and economic risks may be greater. The possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.

Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S.

issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. If the Fund holds cash in foreign currencies, it may be exposed to risks independent of its securities positions.

Direct investments in foreign securities also may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Further, foreign securities may be subject to the imposition of withholding taxes on dividend income.

Real Estate Investment Trusts (REITs)

The Fund may invest in real estate investment trusts (REITs)

REIT Risk

Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

OTHER INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The Fund’s sub-advisor may use several types of investments or investment techniques in furtherance of the Fund’s overall investment objective, which the sub-advisor does not consider part of the Fund’s principal investment strategies. The most significant of these and their associated risks are described below. Additional information regarding other investments and investment techniques that may be used by the sub-advisor is included in the Fund’s Statement of Additional Information.

Borrowing

The Fund may borrow from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets. Borrowing may include utilization of a line of credit or short-term loan from the Fund’s custodian in order to meet redemptions, settle trades or otherwise provide liquidity.

Borrowing Risk

Borrowings by the Fund may involve leveraging. As leverage increases, the negative impact on the Fund’s net asset value from a decline in value of the Fund’s securities will be magnified. Further, interest rates paid on outstanding borrowings will fluctuate. As interest rates rise, the cost of borrowing increases.

Derivatives

From time to time, the sub-advisor may write covered call options. Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are

5

derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

Derivatives Risk

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

ETFs

From time to time, the sub-advisor will use exchange-traded funds (ETFs) to manage cash. Traditional ETFs in which the Fund may invest represent a fixed portfolio of securities designed to track a particular market segment of index. The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

ETF Risk

ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table on page 1 of the Prospectus.

Emerging Markets Investing

All or part of the Fund’s investments in foreign securities may be in companies from emerging market countries, which are developing countries in the early stages of adopting capitalism. Emerging market countries include, without limitation, portions of Asia, Latin America, Eastern Europe, and the Middle East/Africa, such as China, India, Malaysia, Brazil, Mexico, Poland, Russia, Egypt and South Africa.

Emerging Markets Investing Risk

There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Generally, structures in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable; therefore, the risks of investing in foreign securities in general tend to be amplified for investment in emerging markets. Further, due to the small securities markets and low trading volumes in emerging market countries, investments may be more illiquid and volatile than investments in developed countries and therefore subject to abrupt and severe price declines. In addition, investment in emerging market countries may require the Fund to establish special custody or other arrangements before investing. Because the securities settlement procedures tend to be less sophisticated in emerging market countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.

Initial Public Offerings (IPOs)

The Fund may invest in initial public offerings (IPOs). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.

IPO Risk

Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

Short-Term Trading

From time to time, the Fund may buy and sell the same security within a short period of time. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the Financial Highlights.

Short-Term Trading Risk

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

Temporary and Defensive Investing

The Fund typically minimizes its cash holdings in an effort to provide investors with full market exposure to the particular asset class or classes represented by the Fund. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. From time to time, however, the Fund temporarily may, but is not required to, invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and exchange-traded funds in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

Temporary and Defensive Investing Risk

During periods when the Fund maintains an increased exposure to short-term obligations, it will not fully participate in equity market movements and may not achieve its investment objective. Short periods of deviation from full market exposure during a market upswing can have a significant adverse impact on the Fund’s returns.

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PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings no less frequently than quarterly on the Munder Funds website at www.munderfunds.com under the “All Holdings” link on the Fund’s Profile Page. The Fund generally posts such information no earlier than 15 days after the end of the period to which the information relates. The three most recent previously published portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data). The Fund generally posts such information no earlier than 15 days after the end of the period to which it relates. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES

Purchasing Shares

You may purchase Class A, B, C, K, R, R6 or Y shares of the Fund at the NAV next determined after your purchase order is received in proper form (plus any applicable sales charge for purchases of Class A shares). Class B, K, R, R6 and Y shares are only available for purchase by limited types of investors. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding eligibility requirements. Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them. For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the section of this Prospectus entitled “Additional Investor Information.”

Exchanging Shares

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative net asset values (NAVs) provided you meet the eligibility requirements for the class into which you desire to exchange your shares. For information regarding policies and procedures associated with exchanging shares, please see the section of this Prospectus entitled “Additional Investor Information.”

Converting Shares

You may convert (i) Class A, B, C, or R shares of the Fund to Class Y shares of the Fund or (ii) Class K shares of the Fund to Class A or Y shares of the Fund, based on each class’s relative NAV provided you meet the eligibility requirements for the class into which you desire to convert your shares. For conversions of Class B or C shares to Class Y shares, your Class B or C shares must not currently be subject to any contingent deferred sales charge (CDSC). Class R6 and Class I shares may not be converted to any other class of shares. The Fund will treat any conversion between classes of shares of the same Fund as a tax-free event. By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event. For more information regarding policies and procedures associated with converting Fund shares, please see the section of this Prospectus entitled “Additional Investor Information.”

Redeeming Shares

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC). For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the section of this Prospectus entitled “Additional Investor Information.”

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SHARE CLASS SELECTION

The Fund is organized as a multiple class fund, which means it offers more than one class of shares, each designed to meet the needs of different types of investors and each with different cost structures. Currently, the Fund offers Class A, B, C, K, R, R6 and Y shares through this Prospectus. A summary comparison of the various classes appears in the table below. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding each class of shares. We encourage you to consult with a financial advisor to help you choose the class that best meets your requirements depending on the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or contingent deferred sales charge (CDSC).

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge (CDSC)	None (except that a 1.00% charge applies on redemptions made within one year of a $1 million investment for which your broker or financial intermediary received a sales commission).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	None

Conversion Feature	May be converted to Class Y shares of the same Fund if eligibility requirements are met.

Class B Shares
Purchase Availability	Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	Not applicable.

Purchase Maximum	$50,000

Conversion Feature

Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses. Please see the Statement of Additional Information for information regarding the automatic conversion feature for Class B shares purchased prior to June 16, 2003.

Shares not currently subject to a CDSC may be converted to Class Y shares of the Fund if eligibility requirements are met.

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Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	$1 million

Conversion Feature	Shares not currently subject to a CDSC may be converted to Class Y shares of the Fund if eligibility requirements are met.

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	May be converted to Class A or Class Y shares of the Fund if eligibility requirements are met.

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	May be converted to Class Y shares of the Fund if eligibility requirements are met.

Class R6 Shares
Purchase Availability	Available for purchase only through employer-sponsored retirement plans through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$X.X million

Purchase Maximum	None

Conversion Feature	None

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Class Y Shares
Purchase Availability	Available to investors who (a) hold their shares directly with the Funds’ transfer agent; (b) are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform; (c) purchase through retirement plans that meet certain conditions; (d) are certain types of financial professionals or their immediate family members; or (e) have specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million; $2,500 for clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties.

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the information provided below regarding sales charges is available through the Munder Funds website at www.munderfunds.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

Front-End Sales Charges – Class A Shares

Unless you qualify for a waiver, you will pay a sales charge at the time of any Class A shares purchase. The offering price for Class A shares includes this front-end sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases as follows:

	Sales Charge* as a Percentage of
	Offering Price (%)		Net Amount Invested (%)
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.
**	No initial sales charge applies on investments of $1 million or more; however, a 1.00% CDSC applies on redemptions made within one year if your broker or financial intermediary received a sales commission at the time of purchase.

Shares purchased through reinvestment of dividends or other distributions are not subject to any sales charge.

Front-End Sales Charge Waivers

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. investors that have an investment account with the Fund’s investment advisor;

2. full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3. registered broker-dealers, financial intermediaries, or their agents or their affiliates that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4. qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class K, Y or I shares of another Munder Fund within 60 days of redemption;

7. banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9. qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call (800) 438-5789.

Front-End Sales Charge Reductions – Letters of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

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To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a specified amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of the Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you previously paid). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Front-End Sales Charge Reductions - Rights of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of one or more Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information about Letters of Intent and Rights of Accumulation

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

•	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and

•	shares of the Munder Fund(s) held at any financial intermediary in accounts you wish to be considered for determining sales charge reduction eligibility.

For further information on sales charge reductions, call (800) 438-5789.

Contingent Deferred Sales Charges (CDSCs)

You are subject to a CDSC when you redeem:

•

Class A shares purchased within one year of redemption as part of an investment of $1 million or more if your broker or financial intermediary received a sales commission in connection with the investment;

•	Class B shares within six years of buying them; or

•	Class C shares within one year of buying them.

These time periods include the time you held Class A, B or C shares of another Munder Fund which you may have exchanged for Class A, B or C shares of the Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC Waivers – Class B and C Shares

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or C shares for:

•	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;

•

minimum required distributions made from an IRA or other retirement plan account after you reach the age where such distributions are mandated by law (age 70 1/2 as of the date of this Prospectus); and

•

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP,

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please see the section of this Prospectus entitled “Additional Investor Information.”

Other waivers of the CDSC on Class B or C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

Distribution and Service Plan Fees

The Fund has a Distribution and Service Plan with respect to its Class A, B, C, K and R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, B, C and R shares and for services provided to shareholders of Class A, B, C, K and R shares.

Payments made under the Plan by Class A, B, C and R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, B, C, K and R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. These fees are included in the Annual Fund Operating Expenses table on page 1 of this Prospectus as Distribution and/or Service (12b-1) Fees for Class A, B, C and R shares, and are included as part of Other Expenses for Class K Shares. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, C and R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, B, C, K and R shares of the Fund, and may cost you more than paying other types of sales charges.

Other Payments to Third Parties

In addition to paying fees under the Fund’s Distribution and Service Plan, except with respect to Class R6 shares, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or sub-advisor, out of its own resources and without additional cost to the Fund or its shareholders, or the Fund’s distributor, from fees received pursuant to the Distribution and Service Plan or commissions received, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor or sub-advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund.

These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor, sub-advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or sub-advisor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

PRICING OF FUND SHARES

The Fund processes all purchases, redemptions, exchanges and conversions at the net asset value (NAV) next calculated after we receive the transaction request in proper form. The Fund calculates the NAV per share for each class of shares on each day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV by: (1) taking the total value of the Fund’s assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding. The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

With respect to any foreign securities held by the Fund that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close. The Fund values these foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE. Because foreign exchanges may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. For purposes of calculating NAVs, the Fund translates into U.S. dollars all investment securities, other assets and liabilities.

The Fund generally values its securities and other investments using readily available market quotations, which it obtains from various pricing sources approved by the Board of Trustees.

Equity securities and other similar securities that trade on an exchange, such as depositary receipts, financial futures contracts, options contracts and exchange-traded funds, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such

12

exchange. Lacking any sales, equity securities and similar exchange-traded securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on a foreign securities exchange also may be valued at the bid price or at the last quoted sale price for local shares of the security.

The Fund generally values fixed income securities it holds, if any, at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Such analytical pricing models may take into consideration market indices, matrices, yield curves and other specific adjustments, which may result in the securities being valued at a price different from the price that would have been determined had the analytical pricing model not been used. The Fund may also value fixed income securities with remaining maturities of 60 days or less on an amortized cost basis, which approximates current market value.

In the event that a price for a security is not available through the means described above, the Fund may value the security using broker-dealer quotations, last reported market quotations, or a fair value determined by a Pricing Committee established by the Fund’s investment advisor in accordance with guidelines approved by the Board of Trustees.

Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchange.

The Fund will value other open-end funds held by the Fund, if any, using the NAV of such underlying fund, or lacking a NAV, a fair value determined by the Pricing Committee in accordance with guidelines approved by the Board of Trustees. The method by which an open-end fund calculates its NAV, including its use of fair value pricing and the related effects of such use, is described in its prospectus.

Fair valuations take into account relevant factors affecting value, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued using a fair value determined in accordance with guidelines approved by the Board of Trustees, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s Board of Trustees reviews all fair valuations of the Fund’s securities during a quarter at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually. The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, you must indicate this choice on your Account Application or notify the Fund by calling (800) 438-5789. If you hold your shares through a broker or other financial intermediary account, you must notify your broker or financial intermediary to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. The Statement of Additional Information contains a more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund. You should consult your tax advisor about your own particular tax situation.

Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more-than-60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.

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Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes on Sales, Exchanges or Conversions

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Gains on Class R and R6 shares are generally not taxable, with limited exceptions. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

The Fund will treat any conversion between classes of shares of the Fund as a tax-free event. You should consult with your tax advisor about the tax treatment of a conversion.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Foreign Shareholders

Shareholders that are not U.S. persons are generally subject to a 30% withholding tax (or lower rate if a treaty applies) on distributions.

MANAGEMENT OF THE FUND

Investment Advisor

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of September 30, 2011, MCM had approximately $12.5 billion in assets under management.

Pursuant to a Sub-Advisory Agreement, MCM has retained Integrity Asset Management, LLC (Integrity), 18500 Lake Road, Suite 300, Rocky River, Ohio 44116, a registered investment adviser and a wholly owned subsidiary of MCM, to manage the Fund effective June 1, 2011. Integrity is responsible for the day-to-day management of the Fund, which includes, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. As of September 30, 2011, Integrity had $2.7 billion in assets under management.

During the fiscal year ended June 30, 2011, the Fund paid an advisory fee at an annual effective rate of 0.98% of the Fund’s average daily net assets. Prior to May 14, 2011, the advisory fee for the Fund was 0.75% of the Fund’s average daily net assets. Effective May 14, 2011, the advisory fee for the Fund is 0.90% of the first $300 million in average daily net assets and 0.85% of the average daily net assets in excess of $300 million. The Fund’s Annual Report dated June 30, 2011 contains a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund.

Portfolio Management Team

A team of professionals employed by Integrity jointly makes investment decisions for the Fund. The lead managers, who are primarily responsible for the day-to-day management of the Fund’s portfolio, are Daniel G. Bandi, Daniel J. DeMonica and Adam I. Friedman.

Daniel G. Bandi, CFA, Managing Director and Chief Investment Officer of Integrity, joined Integrity in 2003. Mr. Bandi has been a member of the Fund’s portfolio management team since 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of financials and industrials. Mr. Bandi also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Micro-Cap Equity Fund, the Munder Integrity Mid-Cap Value Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Mr. Bandi serves as Chief Investment Officer for all of Integrity’s value equity strategies, and is lead portfolio manager for the small cap value equity strategy and the small/mid cap value equity strategy. Prior to joining Integrity, Mr. Bandi was Managing Director of Equity Investments for National City Investment Management Co. from 1998 to 2003. Mr. Bandi earned his Bachelor of Arts degree in Economics from the University of Pittsburgh in 1987, and an MBA in Finance from Texas A&M University at Commerce in 1990.

Daniel J. DeMonica, CFA, Senior Portfolio Manager of Integrity, joined Integrity in 2003. Mr. DeMonica has been a member of the Fund’s portfolio management team since 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of health care, telecommunications, consumer services and utilities. Mr. DeMonica also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Micro-Cap Equity Fund, the Munder Integrity Mid-Cap Value Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Mr. DeMonica is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for the large cap value equity strategy. Prior to joining Integrity, Mr. DeMonica was a Portfolio Manager and Security

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Analyst for National City Investment Management Co. from 1998 to 2003. Mr. DeMonica earned his Bachelor of Arts degree in Finance from Indiana University in 1994, and an MBA in Finance from Case Western University in 2000.

Adam I. Friedman, Senior Portfolio Manager Integrity, joined Integrity in 2003. Mr. Friedman has been a member of the Fund’s portfolio management team since 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer cyclicals and technology. Mr. Friedman also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Micro-Cap Equity Fund, the Munder Integrity Mid-Cap Value Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Mr. Friedman is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for the mid cap value equity strategy. Prior to joining Integrity, Mr. Friedman was Senior Portfolio Manager for National City Investment Management Co. from 1998 to 2003. Mr. Friedman earned his Bachelor of Science degree in Psychology/Pre-Med from the University of Maryland in 1987, and an MBA in Finance from Case Western University in 1990.

Joe A. Gilbert, CFA, Portfolio Manager of Integrity, joined Integrity in 2003. Mr. Gilbert has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer staples, insurance and transportation. Mr. Gilbert also has been a member of the portfolio management teams for the Munder Integrity Mid-Cap Value Fund and the Munder Integrity Small/Mid-Cap Value Fund since 2011. He is a member of Integrity’s value equity management team. Prior to joining Integrity, Mr. Gilbert was an Equity Analyst for National City Investment Management Co. from 2002 to 2003. Mr. Gilbert earned both his undergraduate degree and his MBA from the University of Maryland.

J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, joined Integrity in 2003. Mr. Tinsley has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of basic materials, energy and commercial services sectors. Mr. Tinsley also has been a member of the portfolio management teams for the Munder Integrity Mid-Cap Value Fund and the Munder Integrity Small/Mid-Cap Value Fund since 2011. He is a member of Integrity’s value equity management team. Prior to joining Integrity, Mr. Tinsley was a Senior Equity Analyst for National City Investment Management Co. from 1998 to 2003. Mr. Tinsley is a graduate of Transylvania University and earned his MBA from Case Western Reserve University.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the life of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions).

The Veracity Fund was the accounting survivor of the Reorganization. Therefore, the Fund has carried forward the performance and accounting history of the Veracity Fund. Class R and Class I shareholders of the Veracity Fund received Class A and Class Y shares of the Fund, respectively, in the Reorganization. The information contained in the following financial statements for periods prior to March 1, 2011, is based on historical financial statements of the Veracity Fund that were restated to reflect the effect of the Reorganization. Information subsequent to February 28, 2011 was audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Fund’s Statement of Additional Information. The underlying historical financial statements as of and prior to February 28, 2011 were audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm, whose report, along with the Veracity Fund’s financial statements, are included in the annual reports of the Veracity Fund for the previous periods ended February 28. Our website, www.munderfunds.com, contains the Fund’s most recent annual report and the Veracity Fund’s most recent semi-annual report. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789. As of the date of this Prospectus, Class R6 shares of the Fund had not commenced operations. As a result, no financial highlights for Class R6 shares are shown below.

CLASS A SHARES(a)	Period Ended 12/31/11(c) (Unaudited)		Period Ended 6/30/11(c)(h)		Year Ended 2/28/11(b)		Year Ended 2/28/10(b)	Year Ended 2/28/09(b)		Year Ended 2/29/08(b)		Year Ended 2/28/07(b)
Net asset value, beginning of period	$20.84		$20.78		$15.77		$8.92	$15.22		$19.49		$18.93

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		(0.04)		(0.10)		0.01	0.09		0.02		0.02
Net realized and unrealized gain/(loss) on investments	(1.53)		0.10		5.11		6.85	(6.30)		(2.94)		1.58

Total from investment operations	(1.51)		0.06		5.01		6.86	(6.21)		(2.92)		1.60

Less distributions:
Dividends from net investment income	—		—		(0.00	)(d)	(0.01)	(0.09)		(0.02)		(0.02)
Distributions from net realized gains	—		—		—		—	—		(1.32)		(1.02)
Return of capital	—		—		—		—	(0.00	)(d)	(0.01)		—

Total distributions	—		—		(0.00	)(d)	(0.01)	(0.09)		(1.35)		(1.04)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)

Net asset value, end of period	$19.33		$20.84		$20.78		$15.77	$8.92		$15.22		$19.49

Total return(e)	(7.25)%		0.29%		31.82%		76.80%	(40.91)%		(15.81)%		8.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$92,118		$133,177		$82,560		$87,928	$48,510		$91,731		$116,883
Ratio of operating expenses to average net assets	1.50	%(g)	1.50	%(g)	1.50%		1.50%	1.50%		1.50%		1.50%
Ratio of net investment income/(loss) to average net assets	0.25	%(g)	(0.52	)%(g)	(0.50)%		0.06%	0.70%		0.06	%(f)	0.08%
Portfolio turnover rate	17%		14%		52%		69%	86%		92%		106%
Ratio of operating expenses to average net assets without expense reimbursements or recoupments	1.60	%(g)	1.54	%(g)	1.50%		1.54%	1.56%		1.49%		1.56%

(a)	Class A Shares commenced operations on March 30, 2004.
(b)	The financial highlights prior to March 1, 2011 are those of the Veracity Small Cap Value Fund, which was the accounting survivor in the Reorganization of the Veracity Small Cap Value Fund with and into the Munder Small-Cap Value Fund. The net asset values and other per share information of the Veracity Small Cap Value Fund have been restated by the Merger Conversion Ratio applied in the Reorganization to reflect the net asset value of the Munder Small-Cap Value Fund, which was the legal survivor of the Reorganization. The combined fund was renamed the Munder Veracity Small-Cap Value Fund. See Notes to Financial Statements, Note 1 in the Fund’s Annual Report for the period ended 6/30/11.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount is less than $0.005 per share.
(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(f)	Absent the recoupment of previous fee reductions and expense reimbursements by Integrity Asset Management, LLC, the ratio of net investment income to average net assets would have been 0.07% for Class A Shares for the year ended February 29, 2008.
(g)	Annualized.
(h)	Data shown is for the period March 1, 2011 to June 30, 2011.

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	CLASS B SHARES (a)				CLASS C SHARES (a)
	Period Ended 12/31/11(b) (Unaudited)		Period Ended 6/30/11(b)(c)		Period Ended 12/31/11(b)		Period Ended 6/30/11(b)(c)
Net asset value at beginning of period	$19.59		$19.76		$19.51		$19.68

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.04)		(0.04)		(0.04)
Net realized and unrealized gain on investments	(1.44)		(0.13)		(1.43)		(0.13)

Total from investment operations	(1.48)		(0.17)		(1.47)		(0.17)

Less distributions:
Distributions from income	—		—		—		—

Total distributions	—		—		—		—

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

Net asset value, end of period	$18.11		$19.59		$18.04		$19.51

Total return (e)	(7.55)%		(0.86)%		(7.53)%		(0.86)%

Ratios to average net assets/supplemental data:
Net assets at end of period (in 000’s)	$6,227		$8,584		$19,032		$23,237
Ratio of operating expenses to average net assets	2.25	%(f)	2.25	%(f)	2.25	%(f)	2.25	%(f)
Ratio of net investment loss to average net assets	(0.48	)%(f)	(1.53	)%(f)	(0.47	)%(f)	(1.52	)%(f)
Portfolio turnover rate	17%		14%		17%		14%
Ratio of operating expenses to average net assets without expense reimbursements	2.35	%(f)	2.32	%(f)	2.35	%(f)	2.32	%(f)

	CLASS K SHARES (a)				CLASS R SHARES (a)
	Period Ended 12/31/11(b) (Unaudited)		Period Ended 6/30/11(b)(c)		Period Ended 12/31/11(b)		Period Ended 6/30/11(b)(c)
Net asset value at beginning of period	$20.80		$20.96		$20.67		$20.83

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.02)		—		(0.03)
Net realized and unrealized gain on investments	(1.52)		(0.14)		(1.51)		(0.13)

Total from investment operations	(1.50)		(0.16)		(1.51)		(0.16)

Less distributions:
Distributions from income	—		—		—		—

Total distributions	—		—		—		—

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

Net asset value, end of period	$19.30		$20.80		$19.16		$20.67

Total return (e)	(7.26)%		(0.72)%		(7.31)%		(0.77)%

Ratios to average net assets/supplemental data:
Net assets at end of period (in 000’s)	$2,042		$3,203		$392		$597
Ratio of operating expenses to average net assets	1.50	%(f)	1.50	%(d)	1.75	%(f)	1.75	%(f)
Ratio of net investment loss to average net assets	0.24	%(f)	(0.80	)%(d)	(0.02	)%(f)	(1.02	)%(f)
Portfolio turnover rate	17%		14%		17%		14%
Ratio of operating expenses to average net assets without expense reimbursements	1.60	%(f)	1.57	%(d)	1.85	%(f)	1.82	%(f)

(a)	Class B Shares, Class C Shares, Class K Shares and Class R Shares commenced operations on May 14, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Data shown is for the period May 14, 2011 to June 30, 2011.
(d)	Amount is less than $0.005 per share.
(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(f)	Annualized.

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CLASS Y SHARES(a)	Period Ended 12/31/11(c) (Unaudited)		Period Ended 6/30/11(c)(h)		Year Ended 2/28/11(b)		Year Ended 2/28/10(b)	Year Ended 2/28/09(b)	Year Ended 2/29/08(b)		Year Ended 2/28/07(b)
Net asset value, beginning of period	$21.08		$21.01		$15.90		$8.99	$15.36	$19.67		$19.07

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		(0.02)		(0.04)		0.04	0.13	0.05		0.06
Net realized and unrealized gain on investments	(1.54)		0.09		5.15		6.91	(6.36)	(2.95)		1.62

Total from investment operations	(1.49)		0.07		5.11		6.95	(6.23)	(2.90)		1.68

Less distributions:
Dividends from net investment income	—		—		(0.00	)(d)	(0.04)	(0.13)	(0.05)		(0.05)
Distributions from net realized gains	—		—		—		—	—	(1.33)		(1.03)
Return of capital	—		—		—		—	(0.01)	(0.03)		—

Total distributions	—		—		(0.00)		(0.04)	(0.14)	(1.41)		(1.08)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	—	0.00	(d)	—

Net asset value, end of period	$19.59		$21.08		$21.01		$15.90	$8.99	$15.36		$19.67

Total return (e)	(7.07)%		0.33%		32.13%		77.33%	(40.79)%	(15.57)%		8.72%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$155,997		$163,354		$138,835		$62,927	$27,578	$50,456		$74,583
Ratio of operating expenses to average net assets	1.25	%(g)	1.25	%(g)	1.25%		1.25%	1.24%	1.25%		1.25%
Ratio of net investment income/(loss) to average net assets	0.58	%(g)	(0.30	)%(g)	(0.25)%		0.31%	0.95%	0.31	%(f)	0.33%
Portfolio turnover rate	17%		14%		52%		69%	86%	92%		106%
Ratio of operating expenses to average net assets without expense reimbursements or recoupments	1.36	%(g)	1.32	%(g)	1.25%		1.29%	1.30%	1.24%		1.31%

(a)	Class Y Shares commenced operations on July 7, 2005.
(b)	The financial highlights prior to March 1, 2011 are those of the Veracity Small Cap Value Fund, which was the accounting survivor in the Reorganization of the Veracity Small Cap Value Fund with and into the Munder Small-Cap Value Fund. The net asset values and other per share information of the Veracity Small Cap Value Fund have been restated by the Merger Conversion Ratio applied in the Reorganization to reflect the net asset value of the Munder Small-Cap Value Fund, which was the legal survivor of the Reorganization. The combined fund was renamed the Munder Veracity Small-Cap Value Fund. See Notes to Financial Statements, Note 1 in the Fund’s Annual Report for the period ended 6/30/11.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount is less than $0.005 per share.
(e)	Total return represents aggregate total return for the period indicated.
(f)	Absent the recoupment of previous fee reductions and expense reimbursements by Integrity Asset Management, LLC, the ratio of net investment income to average net assets would have been 0.32% for Class Y Shares for the year ended February 29, 2008.
(g)	Annualized.
(h)	Data shown is for the period March 1, 2011 to June 30, 2011.

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ADDITIONAL INVESTOR INFORMATION

This section of the Prospectus provides information regarding the purchase, redemption, exchange and conversion of Class A, B, C, K, R, R6, Y & I shares of the Munder Funds. Not all Funds offer all classes of shares. Please see the front cover of this Prospectus to determine which classes of shares are offered by this Fund.

HOW TO REACH THE FUNDS

Contact Shareholder Services

For account inquiries or information, literature, forms, etc.:		For other inquiries or complaints:

By telephone:	1-800-438-5789	By telephone:	1-800-468-6337

By mail:	The Munder Funds	By mail:	The Munder Funds
	P.O. Box 9701		Attn: Secretary
	Providence, RI 02940		480 Pierce Street
By overnight delivery:	The Munder Funds	By e-mail:	Birmingham, MI 48009 fundcontact@munder.com
4400 Computer Drive
Westborough, MA 01581

SHARE CLASS ELIGIBILITY

Please consider eligibility requirements and investment minimums carefully when selecting a share class. If you wish to invest more than $50,000 and you are not eligible to purchase Class Y or I shares, you should purchase Class A or C shares. If you wish to invest more than $1 million and you are not eligible to purchase Class Y or I shares, you should purchase Class A shares. The Funds may refuse any purchase orders from ineligible investors who select Class B, K, I, R, R6 or Y shares. The Funds may waive any applicable eligibility requirements or investment minimums at their discretion.

Eligibility to Purchase Class A and C Shares

All investors are eligible to purchase Class A and C shares.

Eligibility to Purchase Class B Shares

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders. Shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund’s existing conversion schedule. Existing shareholders of Class B shares may continue to (i) exchange their Class B shares for Class B shares of other Munder Funds that offer Class B shares and (ii) add to their accounts through the reinvestment of dividends and capital gain distributions generated by current investments in Class B until their conversion to Class A shares.

Any purchase orders for Class B shares of a Fund that are initial investments or that are orders for additional shares (other than an exchange or a distribution reinvestment), including orders made through an active Automatic Investment Plan (AIP), will automatically be invested in Class A shares of the same Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. Subsequent to such a purchase of Class A shares, a shareholder’s Class A and Class B shares will be combined to determine whether the shareholder meets the minimum required investment in the account. For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares)

already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. Please see the section of this Prospectus entitled “Front-End Sales Charge Reductions - Rights of Accumulation” for additional information.

Eligibility to Purchase Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

Eligibility to Purchase Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

•	fee-based and/or advisory programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

Eligibility to Purchase Class R6 Shares

Investors may purchase Class R6 shares only through participation in employer-sponsored retirement plans or other similar programs where group-level or omnibus accounts are held on the books of the Funds, including, without limitation, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans.

Eligibility to Purchase Class Y Shares

Only the following investors, subject to applicable investment minimums described below, may purchase Class Y shares:

•	individual and institutional investors who (i) do not invest in the Funds through a financial intermediary and (ii) hold their shares directly with the Funds’ transfer agent;

19

•

individual and institutional clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform;

•	pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds through a group or omnibus account;
•	investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members;

•	current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members; and

•	Munder Capital Management’s investment advisory clients.

Eligibility to Purchase Class I Shares

Individual investors and institutional investors may purchase Class I shares.

INVESTMENT MINIMUMS

Please consider investment minimums and eligibility requirements carefully when selecting a share class. The Funds may refuse any purchase orders that do not meet applicable investment minimums.

General Information

Except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account. Investment minimums apply to individual investors even if the investment is made through a group or omnibus account, unless the Funds do not pay any record keeping or administrative fees associated with the maintenance of underlying investor accounts.

In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then-current prospectuses) including applicable initial investment minimums. Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through these types of accounts, application of the investment minimums will vary.

We reserve the right to waive any investment minimum if the Funds determine that doing so would be in the best interest of the Funds and their shareholders.

We further reserve the right, upon 30 days’ advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account.

Class A, B & C Shares

Except as provided below, the minimum initial investment for Class A, B and C shares is $2,500 per Fund for all accounts. The Funds may refuse subsequent investments of less than $50 per Fund. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Class K & R Shares

There is no minimum initial or subsequent investment for Class K or R shares.

Class R6 Shares

The minimum initial investment for Class R6 shares is $X.XX million of group-level assets in the Funds. The Funds, at their discretion, may waive this minimum amount.

Class Y Shares

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

Class I Shares

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment Minimum Waivers and Reductions

Investment minimums do not apply to purchases of Class A, B, C or Y shares made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums also do not apply to investments in Class A, C or Y shares through eligible fee-based and/or advisory programs offered by investment advisors, consultants, broker-dealers and other financial intermediaries pursuant to which clients are charged a fee for advisory, investment, consulting or similar services. For this purpose, “eligible fee-based and/or advisory programs” are those which have been approved by an officer of the Fund.

With respect to Class Y shares only, a reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Also with respect to Class Y shares only, investment minimums do not apply to investments made by (i) investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members, (ii) current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members, or (iii) investment advisory clients of Munder Capital Management.

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With respect to Class I shares only, investment minimums do not apply to accounts attributable to an intermediary that (1) maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average client account size in the Fund equivalent to $200,000 or greater, or (2) has entered into a written eligibility agreement with the Funds that is intended to maintain the institutional nature of the Class I shares.

Class A, B & C Shares Accounts Below Minimums

For each account that you own, if your investment in Class A, B or C shares of a Fund does not meet the account minimum, or you cease AIP contributions before reaching the account minimum, you may increase your balance to $2,500 (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6. Through at least October 31, 2012, for Uniform

Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) and Individual Retirement Account (IRA) accounts opened before October 31, 2009, the applicable minimum for the purpose of determining whether a servicing fee applies is $500.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or B shares accounts that do not meet the applicable account minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

HOW TO PURCHASE SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

For additional investments, send an investment slip (the bottom portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment. To obtain current wire instructions, an Account Application, your account number or more information, call (800) 438-5789. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munderfunds.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

The Munder Funds are required by law to obtain certain personal information about any investor who opens an account or any person who is acting on behalf of an investor in order to verify that person’s identity.

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After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity or the identity of a person acting on your behalf is verified. We may also close your account or take other appropriate action if we are unable to verify your identity or the identity of a person acting on your behalf within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

HOW TO REDEEM SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an Internet login and password, you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make Internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, B or C shares on a monthly or quarterly basis. For IRA accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. In addition, any applicable CDSC will be charged upon redemption of Class A, B or C shares.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these payment methods.

Medallion Signature Guarantees

For your protection, a medallion signature guarantee is required for the following redemption requests:

•	redemption proceeds greater than $50,000;

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•	redemption proceeds not being made payable to the record owner of the account;

•	redemption proceeds not being mailed to the address of record on the account;

•	redemption proceeds being mailed to address of record that has changed within the last 30 days;

•	redemption proceeds being transferred to another Munder Fund account with a different registration;

•	change in ownership or registration of the account; or

•	changes to banking information without a voided check being supplied.

We reserve the right to waive the requirement for a medallion signature guarantee for certain types of redemption requests, including Class K, R, R6, Y or I share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee with a coverage amount sufficient to cover the value of your transaction request must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or Internet redemptions. In such cases, you should consider making your redemption request by mail.

HOW TO EXCHANGE SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization From. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an Internet login and password, you may exchange shares by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

•	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

•	If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

•	Class A, B and C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.
•	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

•	A share exchange is generally a taxable event and, accordingly, you may realize a taxable gain or loss. Certain exchanges may not result in a taxable gain or loss.

•

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund online at www.munderfunds.com/prospectus or by contacting your

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broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

•	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

HOW TO CONVERT SHARES

Shareholders may give conversion instructions by sending a written request to the Funds or by having the conversion coordinated by the financial intermediary through which their shares are held.

•	You may convert Class A, B, C or R shares of a Fund to Class Y or I shares of the same Fund, as available.

•	You may convert Class K shares of a Fund to Class A, Y or I shares of the same Fund, as available.

•	You may convert Class Y shares of a Fund to Class I shares of the same Fund, as available.

•	Your conversion for shares of another class of the same Fund will be based on each class’s relative NAV.
•	A conversion between shares classes of the same Fund should be treated as a tax-free event.

•

You must meet the eligibility and investment minimum requirements for the applicable share class. Class B and C shares may be converted to Class Y or I shares (as applicable) provided that such shares are not currently subject to any CDSC.

•	We may change, suspend or terminate the conversion privilege at any time. You will be given notice of any material modifications except where notice is not required.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES, CONVERSIONS AND REDEMPTIONS

•

We consider purchase, exchange, conversion or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

•	We reserve the right to reject any purchase order, including exchanges from other Munder Funds or conversions of Fund shares.

•	At any time, we may change any of our purchase, redemption, exchange or conversion practices or privileges, and may suspend the sale of Fund shares.

•	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

•	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

•	We reserve the right to pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the applicable Fund, in lieu of cash.

•

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

•	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges, conversions or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

•	To limit the Funds’ expenses, we no longer issue share certificates.

•	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase, redemption or exchange of Fund shares.

•

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

•	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 10 days.

Reinstatement Privilege

For 60 days after you sell Class A, B or C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund.

You, your broker or your financial intermediary must notify the Funds at the time of the reinvestment in order to eliminate the sales charge on your investment. The reinstatement privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under the reinstatement privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, traded infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or Internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

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ADDITIONAL INFORMATION

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this Prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	(800) 468-6337

By Mail:	The Munder Funds® Attn: Secretary 480 Pierce Street Birmingham, MI 48009

TO OBTAIN INFORMATION:

By Telephone:	(800) 438-5789

By Mail:	The Munder Funds® P.O. Box 9701 Providence, RI 02940

By overnight delivery:	The Munder Funds® 4400 Computer Drive Westborough, MA 01581

By Internet	www.munderfunds.com

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Distributor: Funds Distributor, LLC

SEC File Number: 811-21294

THE MUNDER FUNDS®

Munder Series Trust	Class A	Class B*	Class C	Class K	Class R	Class R6	Class Y	Class I
Munder Bond Fund	MUCAX	MUCBX	MUCCX	MUCKX	N/A	N/A	MUCYX	N/A
Munder Growth Opportunities Fund	MNNAX	MNNBX	MNNCX	N/A	MNNRX	N/A	MNNYX	N/A
Munder Index 500 Fund	MUXAX	MUXBX	N/A	MUXKX	MUXRX	N/A	MUXYX	N/A
Munder Integrity Mid-Cap Value Fund	MAIMX	N/A	N/A	N/A	N/A	N/A	MYIMX	N/A
Munder Integrity Small/Mid-Cap Value Fund	MAISX	N/A	N/A	N/A	N/A	N/A	MYISX	N/A
Munder International Equity Fund	MUIAX	MUIEX	MUICX	MUIKX	N/A	N/A	MUIYX	N/A
Munder International Fund-Core Equity	MAICX	N/A	MICCX	N/A	N/A	N/A	MICYX	MICIX
Munder International Small-Cap Fund	MISAX	N/A	MCISX	N/A	N/A	XXXXX	MYSIX	MISIX
Munder Large-Cap Value Fund	MUGAX	MUGBX	MUGCX	MUGKX	MUGRX	N/A	MUGYX	N/A
Munder Micro-Cap Equity Fund	MMEAX	MMEBX	MMECX	MMEKX	MMERX	N/A	MMEYX	N/A
Munder Mid-Cap Core Growth Fund	MGOAX	MGROX	MGOTX	MGOKX	MMSRX	XXXXX	MGOYX	N/A
Munder Veracity Small-Cap Value Fund	VSCVX	MBVSX	MCVSX	MKVSX	MRVSX	XXXXX	VSVIX	N/A

(collectively, the “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

Dated October 29, 2011, as amended and restated on June 1, 2012

This Statement of Additional Information (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (“Funds”). The investment advisor for the Funds is Munder Capital Management® (“MCM” or “Advisor”). The distributor of the Funds is Funds Distributor, LLC (“Funds Distributor” or “Distributor”). This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for the Funds (each a “Prospectus”). The Prospectuses for all of the Funds are dated October 29, 2011, as supplemented or amended from time to time. The financial statements for the Funds including the notes thereto, dated June 30, 2011, are incorporated by reference into this SAI from the Annual Reports of the Funds. You may obtain a copy of the Prospectuses and Annual and Semi-Annual reports free of charge on our website www.munder.com or by calling the Funds at (800) 438-5789.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

*	Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders.

SAIANNUAL0611

TABLE OF CONTENTS

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

FUND HISTORY AND GENERAL INFORMATION

The following investment company and its portfolios are described in this SAI:

Munder Series Trust (“MST”)

Munder Bond Fund (“Bond Fund”)

Munder Growth Opportunities Fund (“Growth Opportunities Fund”)

Munder Index 500 Fund (“Index 500 Fund”)

Munder Integrity Mid-Cap Value Fund (“Mid-Cap Value Fund”)

Munder Integrity Small/Mid-Cap Value Fund (“Small/Mid-Cap Value Fund”)

Munder International Equity Fund (“International Equity Fund”)

Munder International Fund-Core Equity (“International Fund-Core Equity”)

Munder International Small-Cap Fund (“International Small-Cap Fund”)

Munder Large-Cap Value Fund (“Large-Cap Value Fund”)

Munder Micro-Cap Equity Fund (“Micro-Cap Equity Fund”)

Munder Mid-Cap Core Growth Fund (“Mid-Cap Core Growth Fund”)

Munder Veracity Small-Cap Value Fund (“Small-Cap Value Fund”)

MST is an open-end management investment company, the portfolios of which constitute The Munder Funds family of mutual funds. MST was organized as a Delaware statutory trust on January 31, 2003 for the purpose of reorganizing and redomiciling all of the then-existing series of The Munder Funds, Inc., The Munder Funds Trust and The Munder Framlington Funds Trust into a single trust. The Munder Funds, Inc. was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust was organized as a Massachusetts business trust on August 30, 1989. Munder Series Trust II (“MST II”) (formerly known as the Munder Framlington Funds Trust) was organized as a Massachusetts business trust on October 30, 1996. Each of the Funds is a diversified mutual fund. The portfolios of MST are referred to in this SAI individually as a “Fund” and collectively as the “Munder Funds.”

For those Funds that have had a change in name or change in legal entity, the following lists such Funds’ previous names and legal entities:

Munder Bond Fund
Former Names:
Ambassador Bond Fund	12/01/1991 – 01/31/1995
Former Entities:
The Munder Funds Trust	01/31/1995 – 06/13/2003
Ambassador Funds	12/01/1991 – 01/31/1995

Munder Growth Opportunities Fund
Former Names:
Munder Internet Fund	05/18/05 – 01/01/2010
Munder NetNet Fund	10/27/1998 – 05/18/2005
NetNet Fund	08/19/1996 – 10/27/1998
Former Entities:
The Munder Funds, Inc.	08/19/1996 – 10/30/2003

Munder Index 500 Fund
Former Names:
Ambassador Indexed Stock Fund	12/01/1991 – 01/31/1995
Former Entities:
The Munder Funds Trust	01/31/1995 – 06/13/2003
Ambassador Funds	12/01/1991 – 01/31/1995

Munder International Equity Fund
Former Names:
Ambassador International Stock Fund	12/01/1991 – 01/31/1995
Former Entities:
The Munder Funds Trust	01/31/1995 – 06/13/2003
Ambassador Funds	12/01/1991 – 01/31/1995

Munder International Small-Cap Fund
Former Names:
Munder International Small-Mid Cap Fund	08/17/2007 – 12/28/2008

Munder Large-Cap Value Fund
Former Names:
Munder Equity Income Fund	02/25/2000 – 10/31/2001
Munder Growth & Income Fund	01/31/1995 – 02/25/2000
Ambassador Growth & Income Fund	07/05/1994 – 01/31/1995
Former Entities:
The Munder Funds Trust	01/31/1995 – 06/13/2003
Ambassador Funds	07/05/1994 – 01/31/1995

Munder Micro-Cap Equity Fund
Former Entities:
The Munder Funds, Inc.	12/26/1996 – 06/13/2003

Munder Mid-Cap Core Growth Fund
Former Names:
Munder MidCap Select Fund	02/26/2001 – 05/18/2005
Munder Growth Opportunities Fund	06/24/1998 – 02/26/2001
Former Entities:
The Munder Funds, Inc.	06/24/1998 – 06/13/2003

Munder Veracity Small-Cap Value Fund
Former Names:
Munder Small-Cap Value Fund	12/26/1996 – 05/13/2011
Former Entities:
The Munder Funds, Inc.	12/26/1996 – 06/13/2003

As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management, a Delaware general partnership. World Asset Management, Inc. (“World”), a Delaware corporation, serves as the sub-advisor to the Index 500 Fund. Integrity Asset Management, LLC (“Integrity”), a Delaware limited liability company and a wholly owned subsidiary of MCM, serves as the sub-advisor to the Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and the Small/Mid-Cap Value Fund.

Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

FUND INVESTMENTS

The following supplements the information contained in each Prospectus concerning the investment objectives and policies of each of the Funds. Each Fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund’s outstanding shares. All investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees (“Board”) without the authorization of the applicable Fund’s shareholders. Certain Funds have investment strategies to invest in a specific type of investment implied by the Fund’s name. These strategies may not be changed without 60 days’ prior notice to shareholders. There can be no assurance that any Fund will achieve its investment objective.

In determining the rating of an investment, the Funds may rely on credit ratings issued by credit rating agencies registered with the SEC as “nationally recognized statistical rating organizations” (“NRSROs”). Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc., (“S&P®”) and Fitch Ratings Ltd. (“Fitch”) are each registered as an NRSRO. A description of the applicable credit ratings of these NRSROs is set forth in Appendix A to this SAI.

For purposes of this SAI, the Growth Opportunities Fund, Index 500 Fund, International Equity Fund, International Fund-Core Equity, International Small-Cap Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, Mid-Cap Core Growth Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund are referred to as the “Equity Funds”.

To the extent that a reference in this section refers to the “Advisor,” such reference should also be read to refer to Integrity with respect to Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund and World with respect to the Index 500 Fund where the context requires.

Asset-Backed Securities (“ABS”). The Bond Fund may invest in asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). Consistent with each Fund’s investment objectives and policies, MCM also may invest in other types of asset-backed securities. (Also see “Mortgage-Related Securities” below).

ABS are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are separate from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

The average life of asset-backed securities varies with the maturities of the underlying instruments. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security’s total return may be difficult to predict precisely.

Bank Obligations. Each of the Funds may invest in U.S. dollar-denominated bank obligations, including certificates of deposit, bankers’ acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Funds will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund’s total assets at the time of investment.

Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although a Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

Borrowing. Each Fund is authorized to borrow money as permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Borrowing may be unsecured. The 1940 Act requires a mutual fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

Commercial Paper. Each Fund may invest in commercial paper, including tax-exempt commercial paper (i.e., short term promissory notes issued by corporations). Each Fund may invest in commercial paper of issuers rated, at the time of purchase, in one of the two highest rating categories by at least one NRSRO. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Funds will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, a Fund’s rating criteria, the Fund may require that the issuer’s obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, each of the Funds may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Advisor at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by such Fund as previously described.

Convertible Securities. Each of the Funds may invest in convertible securities, which include bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Credit Default Swaps. The Bond Fund may enter into credit default swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, illiquidity risk associated with a particular issuer, and credit risk, each of which will be similar in either case, credit default swaps are subject to the risk of illiquidity within the credit default swap market on the whole, as well as counterparty risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps with physical settlements in which the Fund is the seller, the Fund will designate or segregate cash or liquid assets on the Fund’s records with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund) or enter into offsetting transactions. For credit default swaps with cash settlements, sales of protection require the Fund to designate or segregate on its records cash or liquid assets equal to par minus current market value. Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss.

Depositary Receipts and New York Registered Shares. Each of the Equity Funds may invest in depositary receipts. Depositary receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. Generally, investors may pay a fee to convert depositary receipts to the home-market shares.

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) and American Depositary Shares (“ADSs”) are considered foreign securities. ADRs are traded in U.S. dollars on U.S. exchanges or over-the-counter, are typically issued by a U.S. bank or trust company, and evidence ownership of underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) Investments in these types of securities involve similar risks to investments in foreign securities.

Generally, foreign security depositary receipts in registered form are designed for use in the U.S. securities market and foreign security depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts in which each of the Funds may invest are typically denominated in U.S. dollars, but may be denominated in other currencies. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts evidencing ownership of a foreign corporation also involve the risks of other investments in foreign securities. For purposes of each of the Fund’s investment policies, a Fund’s investments in depositary receipts will be deemed to be investments in the underlying securities.

Unlike depositary receipts of foreign companies, NYRs are not receipts backed by the home market security, but represent dollar-denominated direct claims on the issuing company’s capital. Investment in NYRs, therefore, involves similar risks to investing directly in other types of foreign securities. Like depositary receipts, however, investors may pay a fee to convert to the home-market shares. In addition, during periods of social, political or economic unrest or instability in a country or region, the value of foreign securities traded on United States’ exchanges tied to such country or region, such as ADRs and GDRs, could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the securities underlying the foreign securities are traded.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund’s portfolio. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Equity Securities. The equity securities in which the Equity Funds may invest include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Exchange Traded Funds (“ETFs”). Each of the Funds may invest in ETFs, which are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See “Investment Company Securities” below).

Foreign Securities. Each of the Funds may invest in foreign securities. Each Equity Fund (except the International Equity Fund, the International Fund-Core Equity and the International Small-Cap Fund) and the Bond Fund may invest up to 25% of its assets in foreign securities. There is no limit on the foreign securities investments of the International Equity Fund, International Fund-Core Equity or International Small-Cap Fund; however, the International Small-Cap Fund may not invest more than 20% of its assets in emerging market country companies or more than 5% of its assets in companies of any one emerging market country.

Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened in emerging market countries and Eastern European countries.

Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.

Investments in companies in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, in some cases, of a capital market structure or market-oriented economy; and (vii) the possibility that economic developments may be slowed or reversed by unanticipated political or social events in such countries.

Investments in emerging market countries also may involve risks of nationalization, expropriation and confiscatory taxation. The governments of a number of emerging market countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in most emerging market countries. Finally, even though certain emerging market currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and may be adverse to a Fund.

In connection with the purchase or sale of securities denominated in foreign currencies, the Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund’s investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, each of the Funds is authorized, but is not required, to enter into forward foreign currency exchange contracts (“forward currency contracts”) and spot currency contracts (“spot contracts”). Other currency transactions include currency futures, options on currencies, and currency swaps. Forward currency contracts involve a privately negotiated obligation to purchase or sell (with delivery generally required) a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Neither forward currency contracts nor spot contracts eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time or purchase currency at a particular point in time. Spot contracts involve the purchase of foreign currency at the current rate, typically in an effort to facilitate transactions in foreign securities. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in this SAI. These instruments are subject to the risk that the counterparty will default.

A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or are determined to be of equivalent credit quality by the Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may, but is not obligated to, enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. In addition, while forward currency contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

At the maturity of a forward currency contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund’s entering into a forward currency contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. A Fund will designate on its records cash or liquid assets equal to the amount of the Fund’s assets that could be required to consummate a forward currency contract at the settlement date except to the extent the contracts are otherwise “covered.” A forward currency contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund’s price to buy the currency. Although a Fund is not required to designate cash or liquid assets on its records with regard to “covered” forward currency contracts, each Fund will monitor its leverage exposure to such contracts daily.

Beginning on the date a Fund enters into a currency swap transaction, the Fund will designate on its records cash or liquid assets sufficient to make payment for each currency swap transaction on the next payment date. This amount will be equal to the net difference between the present value of the payments a Fund expects to receive and the present value of the payments the Fund expects to make. However, a Fund is not required to designate any assets in connection with currency swap transactions if the present value of the payments it expects to receive is greater than the present value of the payments it expects to make.

For the purpose of determining the adequacy of the securities designated in connection with forward currency contracts and currency swap transactions, the value of the designated securities will be marked to market daily. If the market value of such securities declines or the designated securities become illiquid, additional cash or liquid assets will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund’s securities denominated in correlated currencies. For example, if the Advisor considers that the Canadian dollar is correlated to the Australian dollar, the Fund holds securities denominated in Canadian dollars and the Advisor believes that the value of the Canadian dollar will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell Australian dollars and buy U.S. dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, beginning on the date that the hedging transaction is consummated, the Fund will designate cash or liquid assets on its records in an amount sufficient to make payment for the foreign currency at the settlement date, to the extent that the Fund’s obligations are not otherwise “covered” through ownership of the underlying currency.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Transactions and Related Options. Each of the Funds may enter into futures contracts and options on futures contracts, as described below.

Futures Contracts. The Funds may purchase and sell futures contracts on securities. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. The following provides a detailed description of the use of such futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale creates an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Closing out a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

The Funds may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. However in the event of an increase in the market value of the portfolio securities, including the portfolio security being protected, the benefit of this increase would be reduced by the loss realized on closing out the futures contract sale. If interest rate levels did not change, the Fund might incur a loss (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

The Funds may also engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund’s basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase. If short-term rates at the same time fall, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. In this case, the benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase. If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

A Fund presently could accomplish a similar result as it would hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Margin Payments. Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. On a daily basis, the broker will calculate the value of the futures contract, a process known as “marking to market,” to determine whether the initial margin deposited remains sufficient. Variation margin payments to and from the broker may be made on a daily basis. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. In order to minimize variation margin payments, a Fund may deposit initial margin in excess of the value of the contract. At any time prior to expiration of a futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made and paid by the applicable party, and the Fund realizes a loss or gain on the transaction.

Risks of Transactions in Futures Contracts. There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

With respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by designating or segregating on its records cash or liquid assets equal to the contract’s full, notional value. With respect to futures that are contractually required to “cash-settle,” however, a Fund is permitted to designate cash or liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By designating assets equal to only its net obligation under cash-settled forwards or futures the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover equity.

Successful use of futures to hedge portfolio securities protects against adverse market movements but also reduces potential gain. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. The Trust has claimed on behalf of each Fund an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act and, therefore, MCM and the Trust are not subject to registration or regulation as a pool operator by the Commodity Futures Trading Commission.

Guaranteed Investment Contracts and Funding Agreements. The Bond Fund may make limited investments in guaranteed investment contracts (“GICs”) or funding agreements issued by U.S. insurance companies. GICs and funding agreements are normally general obligations of the issuing insurance company. In some cases funding agreements may be part of an insurance company’s separate account, but they still benefit from a guarantee from the general account. Pursuant to a GIC or a funding agreement, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits the Fund on a periodic basis with interest that is based on an index. A Fund will only purchase GICs or funding agreements from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board. Generally, GICs and funding agreements are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs and funding agreements does not currently exist. Therefore, GICs and funding agreements will normally be considered illiquid investments, and will be acquired subject to the Fund’s limitation on illiquid investments.

Illiquid Securities. Each of the Funds may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities within a time frame deemed to be in the best interest of the Fund.

Illiquid securities generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). This includes restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”) and commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) commercial paper”), unless the Advisor determines that such securities are liquid. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board.

Section 4(2) commercial paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) commercial paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Inflation-Indexed Bonds. The Bond Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Swap Transactions. The Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by the Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Fund will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as “counterparties.” Certain federal income tax requirements may, however, limit the Fund’s ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

Beginning on the date the Fund enters into a swap transaction, the Fund will designate on its records cash or liquid assets sufficient to make payment for each swap transaction on the next payment date. This amount will be equal to the net difference between the present value of the payments the Fund expects to receive and the present value of the payments the Fund expects to make. However, the Fund is not required to designate any assets in connection with swap transactions if the present value of the payments it expects to receive is greater than the present value of the payments it expects to make.

The Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one NRSRO or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Fund will have contractual remedies pursuant to the agreements related to the transactions.

The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies, including ETFs. (See “Exchange-Traded Funds (ETFs)” above). As a shareholder of another investment company, a Fund will bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Except as described in the following paragraph, each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement. In addition, to the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those that may be affiliated with the Advisor, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund.

Each of the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: iShares, SPDRs®, Select Sector SPDRs® and NASDAQ 100 Shares. Pursuant to an order issued by the SEC to the iShares Trust, et. al. (“SEC Order”), and procedures approved by the Board, each Fund may invest in iShares ETFs in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC Order, as it may be amended, and any other applicable investment limitations.

Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend up to 33 1/3% of its total assets to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by the Funds’ custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the relevant Fund. Initial collateral will have a market value at least equal to 105% of the then-current market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange, or 102% of the then-current market value of any other loaned securities. For all loaned foreign equity securities, the borrower must increase the collateral on a daily basis if the then-current market value of the collateral becomes insufficient to meet the minimum required collateral level for the type of loaned security as specified above. For all other loaned securities, the borrower must increase the collateral only when the market value of the collateral is less than 100% of the then-current market value of the loaned securities. The borrower pays to the lending Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund will generally pay certain administrative and custodial fees in connection with each loan.

Each Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Advisor will call a loan in anticipation of any important vote.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

The Board has appointed a securities lending agent for the Funds’ securities lending activity. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Board reviews and approves this list annually. The Funds will only enter into loan arrangements with borrowers on the approved list.

Lower-Rated Debt Securities. Except for the Bond Fund, each of the Funds may invest not more than 5% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities. The Bond Fund may invest up to 20% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities. A security is considered investment grade if, at the time of purchase, it is rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or BBB- or higher by Fitch. Whether or not a security is investment grade will be determined based on the ratings given by S&P, Moody’s and Fitch. If all three agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund’s portfolio, with a commensurate effect on the value of each of the Fund’s shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund’s ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

Master Limited Partnerships (“MLP”). Each of the Equity Funds may invest in master limited partnerships in which ownership interests are publicly traded. The majority of MLPs operate in the energy sector, particularly in energy infrastructure industries such as pipelines, which provide stable income streams. Fees that pipelines are able to charge are highly regulated by the U.S. government; therefore, these types of MLPs are subject to the risk that regulatory action will decrease fee levels.

Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. Limited partners do not have voting rights in an MLP. The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation.

Since MLPs are structured as partnerships they do not pay corporate income taxes. Taxes are only paid when distributions are received, thus avoiding the double taxation faced by investors in corporations. MLPs face stringent provisions including the requirement to pay minimum quarterly distributions to limited partners, by contract. Thus, the distributions of MLPs tend to be predictable and provide current income to investors. As with high-yielding equities, MLPs are often more appealing to investors at times of low interest rates, as this results in higher yields for MLPs relative to bonds and money market instruments. Increasing interest rates would result in lower relative yields versus other alternative assets.

MLPs enjoy the same tax treatment as limited liability companies (“LLCs”); that is, they are non-taxable entities with a tax shield on distributions, thus avoiding the double taxation of corporate profits. If MLPs were no longer able to pass through taxes to limited partners a large benefit of investing in MLPs would be removed.

The general partner in an MLP has what are called Incentive Distribution Rights (IDRs). IDRs are terms defined in the MLP partnership, which allow for the general partner to claim a higher proportion of incremental amounts of the distribution payments as these payments grow over specified levels. This is designed to provide general partners with a strong incentive to increase distributions, further enhancing the appeal of MLPs based on large, growing distributions. On the other hand, it raises the cost of equity for the MLP and can dilute the ownership claim of limited partners.

The profitability of MLPs could be adversely affected by changes in the regulatory environment. Most MLPs’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain MLP assets are constructed, maintained and operated and the prices MLPs may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular by-product of an MLP process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure an MLP may face. Extreme weather patterns could result in significant volatility in the supply of energy and power. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry and could adversely impact the value of the interests in an MLP.

Money Market Instruments. Each of the Funds may invest in money market instruments, which are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Mortgage-Related Securities. The Bond Fund may invest in mortgage-related securities, which are a form of asset-backed securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. (See “Mortgage Pass-Through Securities” below). Mortgage-related securities also include debt securities which are secured with collateral consisting of mortgage-backed securities (See “Collateralized Mortgage Obligations” below).

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has over recent years experienced significant difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially sub-prime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which has adversely affected the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (“FHA”), or guaranteed by the Department of Veterans Affairs (“VA”).

Government-related guarantors include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks but now the common stock is owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (“Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver of FNMA and FHLMC, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, MCM determines that the securities meet a Fund’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in MCM’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. (Please see the discussion above regarding FNMA and FHLMC.) Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities. These include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. (See “Stripped Mortgage-Backed Securities” below). In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (“1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage Dollar Rolls. The Bond Fund may engage in mortgage dollar roll transactions. In a mortgage dollar roll transaction the Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are substantially identical. To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of the counterparty to meet the terms of their commitment. Additionally, the value of the securities subject to the dollar roll may change adversely before the Fund is able to repurchase them.

The Fund’s obligations under a dollar roll agreement must be covered by designating, or “segregating,” on its records cash or liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by designating cash or liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings.

Municipal Obligations. The Bond Fund may invest in securities the interest from which is exempt from regular federal income tax, i.e., municipal obligations.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular federal income tax and/or Michigan state income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot predict what legislation, if any, may be proposed in Congress or in the Michigan state legislature in the future as regards the federal or state income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall, and/or may affect the tax-exempt status of the securities in which the Fund invests. Such proposals, if enacted, might materially adversely affect the availability and valuation of municipal obligations for investment by a Fund and the liquidity and value of such Fund. Future changes in federal and/or state laws or future court decisions could possibly have a negative impact on the tax treatment and/or value of municipal securities.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds (or revenue bonds) are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). Under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Pre-refunded bonds are municipal obligations that are generally backed or secured by U.S. Treasury bonds. In a typical pre-refunded issue, a municipality sells new bonds and uses the proceeds to buy Treasury securities. It then sets those Treasuries aside, keeping them in special escrow account that will be used to redeem the older, higher-coupon bonds either at the earliest possible date or some later date. Pre-refunded bonds can provide investors with a combination of the highest possible credit quality, and a taxable equivalent yield that compares favorably with that available on Treasuries. Bond anticipation notes (“BAN”) are short-term debt instruments issued by a state or municipality that will be paid off with the proceeds of an upcoming bond issue. Revenue anticipation notes (“RAN”) are short-term debt issues of a municipal entity that are to be repaid out of anticipated revenues, such as sales taxes. When the anticipated revenues are collected, the RAN is paid off.

Some longer-term municipal obligations give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal obligations in which the Funds may invest include securities with credit enhancements such as letters of credit, municipal obligation insurance and stand-by purchase agreements (“SPAs”). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal obligation should default. Municipal obligation insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured obligation’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Fund. The credit rating of an insured municipal obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured municipal obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders.

The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower. (See “Stand-by Purchase Agreements” below).

In addition, the recent economic downturn and budgetary constraints make municipal securities more susceptible to downgrade, default, and bankruptcy. Factors affecting municipal securities include lower tax collections and budgetary constraints of local, state and federal governments upon which the municipalities issuing municipal securities may be relying for funding. Municipal securities are also subject to the risk that the perceived increased likelihood of difficulties in the municipal securities markets could result in increased illiquidity, volatility and credit risk, and certain municipal issuers may be unable to issue or market securities, which could result in a lower number of investment opportunities.

New Fund Risk. Each of the Mid-Cap Value Fund and Small/Mid-Cap Value Fund is a new Fund with limited operating history and thus may involve additional risk. For example, there can be no assurance that a new Fund will grow to or maintain an economically viable size. Should a new Fund not grow to or maintain an economically viable size, the Board of Trustees may determine to liquidate the Fund. Although the interests of shareholders in each Fund is the principal concern of the Board, in the event the Board determined to liquidate a Fund, the timing of any possible liquidation might not be favorable to certain individual shareholders.

Options. Each of the Funds may purchase and sell put and call options, but will primarily write covered call options, purchase put options on securities held by the applicable Fund, or otherwise engage in options transactions that do not leverage the Fund. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign securities, see “Foreign Currency Transactions” above.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The cost of such a closing purchase transaction plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase transaction or a closing sale transaction can be effected.

Effecting a closing sale transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing sale transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing sale transaction prior to or concurrent with the sale of the security.

The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The Funds will determine the exercise price of the call based upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

In the case of writing a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration, such as conversion or exchange of other securities held by it, or, if additional cash consideration is required, the Fund has designated or “segregated” on its records cash or liquid assets equal in value to such amount. A call option is covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written provided the Fund designates on its records cash or liquid assets equal to the difference. A Fund will limit its investment in uncovered put or call options purchased or written, measured by the exercise price in the case of a put or market value in the case of a call, by the Fund to 33 1/3% of the Fund’s total assets. A Fund will write put options only if they are covered by (1) designating on its records cash or liquid assets in an amount not less than the exercise price of the option at all times during the option period or (2) selling short the underlying security at a price at least equal to the strike price or purchasing a put option with a strike price at least equal to the strike price of the put option sold.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer that is unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an “Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Real Estate-Related Securities. The Equity Funds may invest in real estate investment trusts (“REITs”). None of the Funds will invest in real estate directly. REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity and mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to purchase securities from financial institutions or broker-dealers deemed creditworthy by the Advisor, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price. The resale price under a repurchase agreement is generally equal to the price paid by a Fund, plus interest negotiated on the basis of then-current short-term rates (which may be more or less than the rate on the underlying securities). Repurchase agreements are typically entered into for periods of one week or less.

The Advisor will review and continuously monitor the creditworthiness of each approved seller, and will require each of a Fund’s repurchase agreements to be fully collateralized at all times with high-quality, liquid assets maintained by a designated third-party in a segregated account. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. A Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating certain collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, obtaining rights to sell the collateral may be delayed or limited and a loss may be incurred, except with respect to repurchase agreements secured by U.S. government securities.

Securities subject to repurchase agreements will be held, as applicable, by the Funds’ custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

Restricted Securities. Each of the Funds may invest in securities subject to restrictions on resale, including Rule 144A securities and Section 4(2) commercial paper. (See “Illiquid Securities” above).

Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash or other liquid assets designated on the books of the Fund in an amount at least equal to the repurchase price plus accrued interest, subject to the agreement. To the extent that positions in reverse repurchase agreements are not covered by designating cash or liquid assets at least equal to the repurchase price plus accrued interest, such transactions would be subject to the Fund’s restrictions on borrowings.

Rights and Warrants. Each of the Equity Funds may purchase common stock rights and warrants separately or may receive them as part of a unit or attached to securities purchased. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set time period. Subscription rights normally have a short life span to expiration.

At the time of issuance, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Short Sales. Each of the Funds may engage in short sales, including short sales against the box. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. A short sale against the box is a short sale where at the time of the sale, a Fund owns or has the right to obtain securities equivalent in kind and amounts. To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest or dividends a Fund may be required to pay in connection with a short sale, and will be also decreased by any transaction or other costs.

Until a Fund replaces a borrowed security in connection with a short sale, a Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a Fund’s records will be marked to market daily and at no time will the sum of the amount so designated and the amount deposited with the broker as collateral be less than the market value of the securities at the time they sold short. This may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when a Fund is unable to borrow the same security from another lender. If that occurs, a Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.

In addition to the short sales discussed above, a Fund may make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security that a Fund owns or has the right to obtain at no additional cost. A Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if a Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

Stand-by Purchase Agreements. The Bond Fund may enter into stand-by purchase agreements with respect to municipal obligations. Under a stand-by purchase agreement, a dealer agrees to purchase at the Fund’s option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by purchase agreements may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by purchase agreements will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by purchase agreement either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by purchase agreements held by a Fund will not exceed  1/2 of 1% of the value of such Fund’s total assets calculated immediately after each stand-by purchase agreement is acquired.

The Funds intend to enter into stand-by purchase agreements only with dealers, banks and broker-dealers which, in the Advisor’s opinion, present minimal credit risks. A stand-by purchase agreement will not affect the valuation of the underlying municipal obligation. The actual stand-by purchase agreement will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by purchase agreement, its cost will be reflected as an unrealized loss for the period during of the agreement and will be reflected as a realized gain or loss when the purchase agreement is exercised or expires.

Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. Each of the Funds may enter into stock index futures contracts, and purchase and sell options on stock and bond indices and options on stock and bond index futures contracts as described in the applicable Prospectus. The Funds may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Funds may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor’s 100 or indices based on an industry or market segment, such as oil and gas stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

For example, if the Advisor expects general stock or bond market prices to rise, it might enter into a long stock index futures contract, or purchase a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund’s futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might take a short position in a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such futures contract or put option.

Stripped Securities. The Bond Fund may invest in U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax and securities purposes. The Funds are not aware of any binding legislative, judicial or administrative authority on this issue.

Only instruments that are stripped by the issuing agency will be considered U.S. government obligations. Securities that are stripped by their holder do not qualify as U.S. government obligations.

The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Certain types of stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless the Advisor determines them to be liquid under guidelines established by the Board.

In addition, the Bond Fund may invest in stripped mortgage-backed securities (“SMBS”), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund’s net asset value per share.

Supranational Bank Obligations. The Bond Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

U.S. Government Obligations. Each of the Funds may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of FNMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of FHLMC and the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. government obligations that may be acquired by the Funds include without limitation U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Funds may be “zero coupon” Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Certain banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). (See “Stripped Securities” above).

Variable Amount Master Demand Notes. Each of the Funds may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

Variable or Floating Rate Instruments. To the extent a Fund may invest in debt obligations, each of the Funds may invest in instruments with variable or floating interest rates. A floating rate security is a security the terms of which provide for the adjustment of its interest rate whenever a specified interest rate changes and that, at any time until the final maturity of the instrument or period remaining until the principal can be recovered through demand, can reasonably be expected to have a market value that approximates its amortized cost. A variable rate security is a security the terms of which provide for the adjustment of its interest rate on set dates (such as the last day of a month or calendar quarter) and that, upon each adjustment until the final maturity of the instrument or the period remaining until the principal amount can be recovered through a demand, can reasonably be expected to have a market value that approximates its amortized cost. Variable or floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice (this demand feature is not required if the instrument is guaranteed by the U.S. government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable or floating rate securities held by a Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

In determining average weighted portfolio maturity of a Fund, short-term variable or floating rate securities are deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “short-term” with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

In determining average weighted portfolio maturity of a Fund, long-term variable or floating rate securities are deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “long-term” with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

Variable or floating rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment.

When-Issued Securities, Forward Commitments, To-Be-Announced Transactions and Delayed-Delivery Transactions. Each of the Funds may purchase securities on a when-issued, forward commitment, to-be-announced (“TBA”) or delayed-delivery basis. When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (often one or two months later). These transactions permit a Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate on its records cash or liquid assets equal to the amount of the commitment on the settlement date. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of such assets remains equal to the amount of the Fund’s commitments.

If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss. When a Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

A when-issued or delayed delivery transaction includes a to-be-announced (“TBA”) transaction in which a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the purchaser agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the purchaser and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms.

In some cases, a Fund may sell a security on a delayed delivery basis that it does not own, which may subject the Fund to additional risks generally associated with short sales. Among other things, the market price of the security may increase after the Fund enters into the delayed delivery transaction, and the Fund will suffer a loss when it purchases the security at a higher price in order to make delivery. In addition, the Fund may not always be able to purchase the security it is obligated to deliver at a particular time or at an acceptable price.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P®, Moody’s, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security’s rating may be reduced. The Board or the Advisor pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS

Recent instability in the financial markets has led the U.S. Government, other government and financial and prudential regulators to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of securities held by a Fund is unknown. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. MCM will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies regarding disclosure of the Munder Funds’ portfolio holdings information. These policies generally prohibit the Munder Funds, MCM, and any sub-advisor to the Munder Funds from disclosing any information concerning the Munder Funds’ portfolio holdings to any third party earlier than the day next following the day on which the information is publicly disclosed.

Each Fund publicly discloses a complete uncertified list of its portfolio holdings no less frequently than quarterly. A Fund generally does not disclose the list of its portfolio holdings earlier than 15 days after the end of the period to which it relates but may do so at the discretion of the Fund’s officers, and may disclose the list of its portfolio holdings more than 15 days after the end of the period to which it relates. Each Fund may also publicly disclose other information which could be derived from the Fund’s specific portfolio holdings not earlier than 15 days after the end of the applicable period. This other information may include the Fund’s top ten holdings, sector information and other identifiable holdings information. Each Fund will make its portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

Prior to the time that a Fund’s portfolio holdings information is publicly disclosed, MCM or any sub-advisors to the Munder Funds may disclose any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

Service providers. The Funds may disclose portfolio holdings information to the Funds’ primary service providers (i.e., the Funds’ advisor, sub-advisors, custodian, distributor, fund accountant, administrator, sub-administrator, independent public accountants, and external legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide pricing information, and providers of printing and/or regulatory filing services) who need access to such information to perform services for the benefit of the Funds. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities which may be immediate with no lag time. The service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. The Funds’ current primary service providers are MCM, Integrity (with respect to Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund) and World (with respect to the Index 500 Fund), State Street Bank and Trust Company, Funds Distributor, LLC, BNY Mellon Investment Servicing (US) Inc., Ernst &Young LLP, Dechert LLP, and Morgan, Lewis & Bockius LLP. Other service providers who routinely receive portfolio holdings information from the Funds are Advent Software, Inc., ISS Governance Services, Compliance11 Inc., FT Interactive, Reuters, Thomsen Financial/ILX, WM Company, and RR Donnelley & Sons Company.

Other. The Funds, MCM or any sub-advisors to the Munder Funds may disclose portfolio holdings information to other individuals or entities, but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM’s Legal Department; (2) the President or a Vice President of the Munder Funds and MCM’s Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Funds and is in the best interests of a Fund and its shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and a Fund, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds’ investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Fund’s portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM’s Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, any sub-advisor to the Munder Funds, the Munder Funds’ principal underwriter, or any affiliated person of the Munder Funds, MCM, any sub-advisor to the Munder Funds or the Munder Funds’ principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

The terms of any confidentiality agreement entered into will generally provide, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or result of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

The types of individuals or entities to whom MCM, a sub-advisor, or the Funds might disclose portfolio holdings information prior to public disclosure subject to the conditions described above could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfoli holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In addition, an advisor or sub-advisor might disclose portfolio holding information prior to public disclosure to third-party service providers that enable the advisor or sub-advisor to access the information for the advisor or sub-advisor’s own internal evaluation and comparison purposes. This is not meant to be an exclusive list and MCM, a sub-advisor and/or the Funds may disclose portfolio holdings to other types of third parties so long as the conditions described above are satisfied.

As of September 30, 2011, the Mid-Cap Core Growth Fund and the Small-Cap Value Fund each had an ongoing arrangement to provide the following information to ING Life Insurance and Annuity Company: total net assets, beta, top ten holdings with weightings, sector and/or industry weightings and asset allocation of the Fund. Such information is as of the last day of a month and is provided to ING on the 15th day of the next month. ING uses such information in preparing information materials for its retirement programs in which the Funds are investment options. ING has agreed not to release to any third party any material which includes such data until the day after complete lists of the Funds’ holdings as of the date of the information provided to ING are made publicly available. The disclosure of this information is subject to a confidentiality agreement between the Funds and ING, the terms of which include the terms described above. In addition, as of September 30, 2011, the Mid-Cap Core Growth Fund had an ongoing arrangement to provide a full list of portfolio holdings to Morgan Stanley Smith Barney on a weekly basis. Morgan Stanley Smith Barney uses such information to evaluate the initial and ongoing inclusion of the Fund as an investment option in certain Morgan Stanley Smith Barney personal portfolio discretionary model products. Morgan Stanley Smith Barney has agreed not to release to any third party any material which includes such data until the day after a complete list of the Fund’s holdings as of the date of the information provided to Morgan Stanley Smith Barney is made publicly available. The disclosure of this information is subject to a confidentiality agreement between the Fund and Morgan Stanley Smith Barney, the terms of which include the terms described above.

A separate account client (“Client”) of the Advisor or the sub-advisors has access to the Client’s own portfolio holdings. Some Clients have substantially similar or identical investment objectives and strategies as certain Munder Funds. Such Clients, therefore, have similar and, in certain cases, nearly identical portfolio holdings as those Funds. These Clients are not subject to the Munder Funds’ policy regarding disclosure of portfolio holdings and have access to information regarding their portfolio holdings without delay. In addition, prospective clients of the Advisor and/or the sub-advisors may be given access to representative account portfolio holdings. The disclosure of MCM and Integrity representative account portfolio holdings is subject to the Advisor’s policy on disclosure of portfolio holdings, which has similar delay periods and confidentiality requirements for prior disclosure as the policy of the Munder Funds.

Portfolio managers, analysts and other senior officers or spokespersons of MCM, any sub-advisor to the Munder Funds or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM or a sub-advisor may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

The Board receives reports at its quarterly meetings concerning disclosure by the Munder Funds of portfolio holdings information. The Board, MCM or a sub-advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds’ policies. The policies may not be waived, nor may exceptions be made without the approval of MCM’s Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX 500 FUND

Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The Index 500 Fund is not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for the Index 500 Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of the S&P 500® Index, taking into account redemptions, sales of additional Index 500 Fund shares, and other adjustments as described below.

The Index 500 Fund generally expects to hold all of the stocks included in the S&P 500® Index on the basis of each stock’s weighted capitalization in such index. World does not intend to screen securities for investment by the Index 500 Fund by traditional methods of financial and market analysis; however World may remove stocks of companies which exhibit extreme financial distress or which may impair for any reason the Index 500 Fund’s ability to achieve its investment objective. If an issuer drops in ranking, or is eliminated entirely from the S&P 500® Index, World may be required to sell some or all of the common stock of such issuer then held by the Index 500 Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500® Index, the securities might not otherwise be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, potentially materially adverse legal proceedings against an issuer, the existence or threat of defaults materially and adversely affecting an issuer’s future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500® Index.

Redemptions of a substantial number of shares of the Index 500 Fund could reduce the number of issuers represented in the Index 500 Fund’s investment portfolio, increase trading costs and/or increase hedging activities (such as the purchase or sale of options on indices or futures contracts), which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500® Index.

While the Index 500 Fund will invest primarily in the common stocks that constitute the S&P 500® Index in accordance with the relative capitalization as described above, it is possible that the Index 500 Fund will from time to time receive, as part of a “spin-off” or other corporate reorganization of an issuer included in the S&P 500® Index, securities that are themselves outside the S&P 500® Index. Such securities will be disposed of by the Index 500 Fund in due course consistent with the Fund’s investment objective.

In addition, the Index 500 Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities that represent ownership in a SPDR Trust, unit investment trusts which are intended to provide investment results that generally correspond to the price and yield performance of an S&P® index. SPDR interest holders are paid a “Dividend Equivalent Amount” that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the index it represents. SPDRs are traded on the American Stock Exchange.

The Index 500 Fund may also purchase put and call options on the S&P 500® Index that are traded on national securities exchanges. In addition, the Index 500 Fund may enter into transactions involving futures contracts (and futures options) on the S&P 500® Index and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500® Index. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500® Index pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500® Index at times when the Index 500 Fund is not fully invested in stocks that are included in the S&P 500® Index. For example, by purchasing a futures contract, the Index 500 Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500® Index, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Index 500 Fund may be able, as an effective matter, to be fully invested in the S&P 500® Index while keeping a cash reserve to meet potential redemptions.

The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P®. S&P® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P®’s only relationship to the Index 500 Fund is the licensing of certain trademarks and trade names of S&P® and of the indexes which are determined, composed and calculated by S&P® without regard to the Fund. S&P® has no obligation to take the needs of the Fund or the owners of the Index 500 Fund into consideration in determining, composing or calculating the indexes. S&P® is not responsible for and has not participated in the determination of the price of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

S&P® does not guarantee the accuracy and/or the completeness of the S&P 500® Index or any data included therein and S&P® shall have no liability for any errors, omissions, or interruptions therein. S&P® makes no warranty, express or implied, as to results to be obtained by the Index 500 Fund, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500® Index or any data included therein. S&P® makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P® have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

“Standard & Poor’s®”, “S&P®” and “S&P 500®”, “S&P MidCap 400®”, “Standard & Poor’s MidCap 400”, “400”, “S&P SmallCap 600®”, “Standard & Poor’s SmallCap 600” and “600” are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by MST.

INVESTMENT POLICIES

Each Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares (as defined under “Other Information-Shareholder Approvals”).

Each Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (i) enter into commitments to purchase securities in accordance with a Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.

May not “concentrate” its investments in a particular industry (except the Fund listed below), except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(i)	The Growth Opportunities Fund will concentrate in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund’s holdings of illiquid securities exceeds 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

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MANAGEMENT OF THE FUNDS

MST is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Funds’ activities.

Trustees and Officers. Information about the Trustees and officers of the Funds including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Funds (as that term is defined in Section 2(a)(19) of the 1940 Act). As used herein, the terms “Munder Funds” and “Fund Complex” consist of 12 portfolios, each of which is a series of MST.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Non-Interested Trustees
Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 64	Trustee and Chairman	Indefinite; Trustee since 2/93, Chairman since 11/04	Chairman, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 9/11); President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (12/05 to 9/11).	12	NVR, Inc. (homebuilding and mortgage banking) (since 12/11); Chesapeke Lodging Trust (real estate investment trust) (since 1/10); DuPont Fabros Technology, Inc. (real estate investment trust) (since 10/07); Fieldstone Investment Corporation (11/03 to 6/07).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 65	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	12	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 74	Trustee	Indefinite; since 11/89	Retired (since 7/09); Vice President, Macomb Community College (7/01-6/09); Dean, Macomb Community College (9/97-6/09).	12	None

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 63	Trustee	Indefinite; since 2/03	Chief Executive Officer, Business Roundtable (association of business leaders) (since 1/11); President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (10/04-1/11).	12	Delta Airlines (since 10/08); Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (4/03 to 10/08); Dow Jones & Company (financial news and information company) (5/05 to 12/07).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 53	Trustee	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05).	12	Masco Corporation (manufacturer of home improvement and building products) (since 12/06); Taubman Centers, Inc. (real estate investment trust) (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (4/04-1/12).	12	Golden Valley Mines Ltd (mineral exploration testing company) (since 6/09); Air Canada (since 10/06); Adherex Technologies, Inc. (biopharma- ceutical company) (3/04 to 8/11); Canadian Royalties Inc. (6/09 to 3/10).

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael T. Monahan(3) c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 73	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	12	CMS Energy Corporation (utility company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.
(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.
(3)	Mr. Monahan is an “interested person” as defined under the 1940 Act. Mr. Monahan beneficially owns stock in and receives retirement and health benefits from Comerica Incorporated (“Comerica”), which is the indirect parent company of World. Prior to December 29, 2006, Comerica was also the indirect parent company of the Advisor.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers
James V. FitzGerald 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 52	President and Principal Executive Officer	through 2/13; since 1/10	President and Chief Operating Officer of Munder Capital Management (investment advisor) (since 1/10); Director, Munder Capital Holdings, LLC (investment advisor holding company) (since 1/10); President and Chief Operating Officer of Pierce Street Advisors, LLC (investment advisor) (since 1/10); President of Munder Capital Management (6/09 to 1/10); Managing Director, Distribution and Chief Marketing Officer of Munder Capital Management (6/07 to 6/09).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 53	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	through 2/13; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06); Director of Munder TALF Offshore Fund Ltd. (since 5/09).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President and Principal Financial Officer	through 2/13; since 2/01	Managing Director and Chief Financial Officer of Munder Capital Management (investment advisor) (since 9/08); Managing Director, Chief Financial Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 9/08); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Management (6/07 to 9/08); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (12/06 to 9/08).

David W. Rumph 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Treasurer and Principal Accounting Officer	through 2/13; since 8/08	Director, Mutual Fund Treasury Oversight of Munder Capital Management (investment advisor) (since 7/08); Manager, Mutual Fund Treasury Administration of Munder Capital Management (10/07 to 7/08); Senior Mutual Fund Treasury Analyst of Munder Capital Management (4/01 to 10/07).

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Bradford E. Smith 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Assistant Treasurer	through 2/13; since 5/00	Director of Operations of Munder Capital Management (investment advisor) (since 5/10); Director of Mutual Fund Operations of Munder Capital Management (investment advisor) (3/01 to 5/10).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Assistant Treasurer	through 2/13; since 8/04	Director, Accounting of Munder Capital Management (investment advisor) (since 7/08); Manager of Mutual Fund Administration of Munder Capital Management (1/08 to 07/08); Senior Mutual Fund Treasury Analyst of Munder Capital Management (10/07 to 1/08); Mutual Fund Treasury Analyst of Munder Capital Management (5/02 to 10/07).

Mary Ann C. Shumaker 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Assistant Secretary	through 2/13; since 8/99	Associate General Counsel and Assistant Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Assistant Secretary of Munder Capital Management (investment advisor) (since 2/05); Associate General Counsel of Munder Capital Management (since 3/98).

Amy D. Eisenbeis 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Assistant Secretary	through 2/13; since 2/05	Associate General Counsel of Munder Capital Management (investment advisor) (since 10/04).

Francine S. Hayes One Lincoln Street Boston, MA 02111 Age 44	Assistant Secretary	through 2/13; since 5/10	Vice President and Managing Counsel of State Street Bank and Trust Company (since 2004).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

Leadership Structure of the Board. As of the date of this SAI, the Board comprises seven Trustees, six of whom are Non-Interested Trustees. Both Mr. Eckert, who serves as Chairman of the Board, and Mr. Rakolta, who serves as Vice Chairman, are Non-Interested Trustees. The Board holds four regularly scheduled meetings per year and, when appropriate, holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regularly scheduled meeting. The Chairman of the Board has additional responsibilities, including, among other things, regularly communicating and meeting between Board meetings on fund-related matters with other Board members, the Funds’ Chief Compliance Officer, counsel to the Non-Interested Trustees, and representatives of the Funds’ service providers. The Vice Chairman assists the Chairman with these additional responsibilities and acts in the Chairman’s stead when he is unavailable.

The Board has general oversight responsibility with respect to the business and affairs of the Funds. The Board has engaged the Advisor to manage and administer the Funds and is responsible for overseeing the Advisor and other service providers to MST and the Funds. The Board monitors the level and quality of all services provided to the Funds, including those of third-party service providers. The Board annually evaluates the services received under service provider contracts to determine whether to continue existing contracts or negotiate new contracts. The Board is responsible for overseeing that processes are in place to monitor compliance with applicable rules, regulations and investment policies and to address possible conflicts of interest. The Board has established three committees to assist it in performing its oversight responsibilities.

The Funds are subject to various risks, including investment risk, compliance risk and valuation risk. The Board oversees management of these risks directly and through its committees. While day-to-day risk management responsibilities rest with the Funds’ Chief Compliance Officer, the Advisor and other service providers, the Board monitors and tracks risk by (i) reviewing quarterly and ad hoc reports related to the performance and operations of the Funds; (ii) reviewing and approving, as applicable, the compliance policies and procedures of MST, including the valuation policies and transaction procedures; (iii) periodically meeting with portfolio management teams to review investment strategies, techniques and related risks; (iv) meeting with representatives of key service providers, including the Fund’s investment adviser, administrator, transfer agent, the custodian and the independent registered public accounting firm, to discuss the activities of the Funds; (v) reviewing reports of and meeting with the independent registered public accounting firm to MST regarding the Funds’ financial condition and internal controls; (vi) having the Chief Compliance Officer of the Funds test the compliance procedures of MST and all service providers; (vii) reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the compliance policies and procedures of MST and the effectiveness of their implementation; and (viii) meeting with the Chief Compliance Officer privately on a quarterly basis. The Board has concluded that its general oversight of the Advisor and other services providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Qualifications of the Trustees. MST seeks as Trustees individuals of distinction and experience in business, finance, government service or academia. Each Trustee currently serving on the Board was nominated based on his or her particular experience, qualification, attributes and skills. The characteristics that have led the Board to conclude that each Trustee should continue to serve on the Board are discussed below:

Thomas D. Eckert, Chairman – Mr. Eckert is the President and Chief Executive Officer of Capital Automotive Real Estate Services, Inc., a real estate investment operating company specializing in retail automotive properties. Mr. Eckert’s strategic planning, organizational and leadership skills help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures.

John Rakolta, Jr., Vice Chairman – Mr. Rakolta is the Chairman and Chief Executive Officer of Walbridge Aldinger Company. Like Mr. Eckert, Mr. Rakolta’s business experience imbues him with strategic planning, organizational and leadership skills that help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures. Mr. Rakolta also qualifies as an audit committee financial expert.

Joseph E. Champagne – As a former university president with involvement in the business community, Dr. Champagne’s leadership experience assists the Board in its service provider oversight responsibilities.

John Engler – The Hon. Mr. Engler is the former governor of the State of Michigan and currently serves as the Chief Executive Officer of the Business Roundtable. His experience in public policy provides the Board with insight into the regulatory requirements to which the fund industry is subject.

Lisa A. Payne – Ms. Payne’s significant financial experience gained through her service as a chief financial officer of a publicly held company and a senior executive with a Wall Street investment bank helps the Board to analyze financial reports, evaluate investment performance of portfolio management, and determine the strategic direction of the Funds.

Arthur T. Porter – Dr. Porter serves as the Executive Director of the McGill University Health Centre. Before that he was the President and Chief Executive Officer of the Detroit Medical Center and Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine. His leadership skills and financial and organizational experience derived from leading complex organizations help the Board oversee and evaluate the performance of the Funds’ service providers. Dr. Porter also qualifies as an audit committee financial expert.

Michael T. Monahan – Mr. Monahan is an Interested Trustee. Before retiring in 1999, Mr. Monahan was President of Comerica Incorporated, a regional bank holding company and prior majority owner of the Advisor, where he developed extensive strategic planning, financial analysis, and leadership skills that help the Board evaluate investment performance and strategies as well as vendor relationships.

Standing Committees of the Board. The Board of Trustees has a standing Audit Committee consisting, as of the date of this SAI, of Mr. Rakolta (Chairman of the Committee), Dr. Porter and Ms. Payne. All are members of the Board and are currently not “interested” persons (as defined in the 1940 Act) of the Funds. The Board has adopted a written charter for the Audit Committee. The principal function of the Audit Committee is to oversee the accounting, auditing and financial reporting processes of the Funds. The Audit Committee is responsible for, among other things, (1) recommending, engaging and terminating the Funds’ independent registered public accounting firm (subject to ratification by the Board or shareholders, if required), (2) pre-approving all audit and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates, (3) reviewing with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds, (4) receiving and considering a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection, (5) considering all critical accounting policies and practices to be used by the Funds and any proposed alternative treatments thereof, and (6) investigating any improprieties or suspected improprieties in the operations of the Funds. The Audit Committee met three times during the last fiscal year of the Funds.

The Board of Trustees has a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Chairman of the Committee), The Hon. Mr. Engler, Mr. Monahan and Dr. Porter. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Funds’ operations, procedures and processes. The Board Process and Governance Committee met four times during the last fiscal year of the Funds.

The Board of Trustees has a Nominating Committee. The Nominating Committee consists, as of the date of this SAI, of Mr. Rakolta (Chairman of the Committee), Dr. Champagne, Mr. Eckert and The Hon. Mr. Engler. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any vacancy on the Board. The Nominating Committee may seek suggestions for potential nominees to fill positions on the Board as Non-Interested Trustees from any party it deems appropriate. For potential nominees to fill positions on the Board as Interested Trustees, the Nominating Committee will consider the views and recommendations of the Advisor. The Nominating Committee did not meet during the last fiscal year of the Funds.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of a Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Trustee election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification that provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934, as amended (“1934 Act”); and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Trustee or the percentage of Board that must be constituted of Non-Interested Trustees.

Management Ownership of the Funds. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund Complex overseen by each Trustee as of December 31, 2011.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
Joseph E. Champagne	None	$50,001 - $100,000

Thomas D. Eckert	None	None*

John Engler		Over $100,000
Growth Opportunities Fund	$10,001 - $50,000
International Equity Fund	$10,001 - $50,000
International Fund – Core Equity	$10,001 - $50,000
Large-Cap Value Fund	$50,001 - $100,000
Micro-Cap Equity Fund	$10,001 - $50,000
Mid-Cap Core Growth Fund	$50,001 - $100,000
Small-Cap Value Fund	$10,001 - $50,000

Lisa A. Payne	None	None*

Arthur T. Porter		$50,001 - $100,000*
Growth Opportunities Fund	$10,001 - $50,000
Micro-Cap Equity Fund	$10,001 - $50,000
Mid-Cap Core Growth Fund	$10,001 - $50,000

John Rakolta, Jr.	None	None

Interested Trustee
Michael T. Monahan		Over $100,000
Growth Opportunities Fund	$10,001 - $50,000
Micro-Cap Equity Fund	Over $100,000
Small-Cap Value Fund	Over $100,000

*	Mr. Eckert, Ms. Payne and Dr. Porter have participated in the Fund’s deferred compensation plan, through which some or all of their respective compensation as Trustees is valued as if it were invested in shares of the Munder Funds (as described below).

As of the date of this SAI, no officer, director or employee of the Advisor, Integrity, World, the Custodian, the Distributor, the Administrator, the Sub-Administrator or the Transfer Agent, as defined below, currently receives any compensation from MST. As of the date of this SAI, the Trustees and officers of the Funds, as a group, owned less than 1% of outstanding shares of each class of each Fund except that they collectively owned XXX% of the Class Y shares of the International Fund – Core Equity and XXX% of the Class Y shares of the Micro-Cap Equity Fund.

The initial sales charge on Class A shares of the Funds is waived for full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers (including without limitation the Custodian, Distributor, Sub-Administrator, Transfer Agent and Legal Counsel, and with respect to Funds that have a sub-advisor, that Fund’s sub-advisor), and immediate family members of the foregoing persons. Investment minimums for Class Y shares do not apply to investments made by current and retired Trustees of the Munder Funds and their immediate family members, or current and retired directors and employees of Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members.

Compensation. Each Trustee of MST is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For services rendered prior to January 1, 2011, each Trustee was paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee of MST and MST II, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service.

The Board has adopted a deferred compensation plan (“Deferred Compensation Plan”) pursuant to which each Trustee who receives compensation from the Funds of MST may defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Each Trustee must make his deferral elections prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred are valued as if they are invested in one or more mutual funds, which include the Funds, selected by the deferring Trustee. Amounts deferred, however, are not actually invested in shares of any fund, and the obligations of MST to make payments under the Deferred Compensation Plan are unsecured general obligations of the Funds of MST, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Deferred Compensation Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Deferred Compensation Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

The following table summarizes the compensation, including committee fees, paid to the Trustees of MST or MST II for the twelve-month period ended June 30, 2011.

Compensation Table

Name and Position of Trustee	Aggregate Compensation from MST (1)	Aggregate Compensation from MST II (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
John Rakolta, Jr.	$88,500	$4,500	None	None	$93,000
Joseph E. Champagne	$88,500	$4,500	None	None	$93,000
Thomas D. Eckert	$117,000	$6,000	None	None	$123,000
John Engler	$82,800	$4,200	None	None	$87,000
Michael T. Monahan	$82,800	$4,200	None	None	$87,000
Lisa A. Payne	$82,800	$4,200	None	None	$87,000
Arthur T. Porter	$82,800	$4,200	None	None	$87,000

(1)	During the fiscal year ended June 30, 2011, there were two investment companies in the Fund Complex (MST and MST II) and 12 to 15 funds in the Fund Complex. Amounts provided for the Fund Complex for the period include those paid to each Trustee by MST and MST II. On April 8, 2011, the only series of MST II was merged into a series of MST and MST II no longer compensated its Trustees as of that date. For the fiscal year ended June 30, 2011, Mr. Eckert deferred a portion of his compensation pursuant to the Deferred Compensation Plan described above. As of June 30, 2011, the total value of the compensation from the Fund Complex deferred by the Trustees for all prior periods was $1,847,028 for Mr. Eckert, $421,513 for Ms. Payne and $108,193 for Dr. Porter.

Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

As of December 31, 2011, none of the Non-Interested Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years of 2010 and 2011, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years 2010 and 2011, none of the Non-Interested Trustees, nor any members of their immediate families, except for Mr. Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) an advisor to the Funds; (vi) any affiliate of an advisor of the Funds; or (vii) an officer of any such affiliate.

Ms. Payne is Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate company. During the 2010 and 2011 calendar years, Comerica Bank, a wholly owned subsidiary of Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006, and which is the indirect parent company of World, was one of several commercial banks and lending facilities with which Taubman had secured lines of credit, Taubman had construction loans and mortgage loans, and Walbridge had an unsecured line of credit. In all cases, the arrangements with Comerica Bank were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

None of the Funds’ Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer was elected to serve in such capacity. During the calendar years 2010 and 2011, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $120,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

During the calendar years 2010 and 2011, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Funds.

Proxy Voting Policies. The Board has delegated to the Advisor proxy voting authority with respect to the Funds, except the Index 500 Fund, Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund, and directed that the Advisor implement proxy voting policies and procedures (“Advisor’s Proxy Procedures”) in exercising that authority. The Board has delegated to World proxy voting authority with respect to the Index 500 Fund and directed that World implement proxy voting policies and procedures (“World’s Proxy Procedures”) in exercising that authority. The Board has delegated to Integrity proxy voting authority with respect to the to Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund. Integrity will vote proxies in a manner consistent with the Advisor’s Proxy Procedures.

Advisor’s Proxy Procedures: Set forth below are the Advisor’s policies on voting shares owned by the Funds, except for the Index 500 Fund. These policies may be revised from time to time with the approval of the Board.

The Advisor has adopted and implemented the Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Funds considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor has retained ISS Governance Services (“ISS”), a subsidiary of MSCI, Inc., to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with the Advisor’s Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Funds.

The Advisor generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and client holdings for a particular issuer are of meaningful size or value. For these purposes, the holding of a particular issuer would be considered to be meaningful if: (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any advisory client’s account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (ii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer. As a result of the foregoing, the Advisor will generally vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy do not outweigh the potential benefits to clients from its review of ISS’s advice and recommendations.

In each instance where the Advisor does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Funds.

The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Funds, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Funds and to identify any actual or potential conflicts between the interests of the Advisor and those of the Funds. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which the Advisor has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. With respect to the Funds, if the Advisor receives instructions from the Board Process and Governance Committee, the Advisor will vote the Funds’ shares in accordance with such instructions. If no instructions are received from the Funds and approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, the Advisor will vote the shares in accordance with ISS’s recommendation.

Every decision to vote on a resolution in a proxy solicited by a company held by a Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Notwithstanding the above, and pursuant to an exemptive order issued by the SEC to iShares Trust, et al. and procedures approved by the Board, the Funds will vote their shares of an iShares fund in the same proportion as the vote of all other holders of shares of such iShares fund, during any period in which the Funds, the Advisor and certain affiliates in the aggregate hold 25% or more of the outstanding voting securities of such iShares fund.

World’s Proxy Procedures: Set forth below are World’s policies on voting shares owned by the Index 500 Fund effective as of July 1, 2011. These policies may be revised from time to time with the approval of the Board.

World has adopted and implemented World’s Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that World votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of its clients considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

World has retained Glass Lewis & Co. (“Glass Lewis”) to review proxies received for client accounts and recommend how to vote them. Glass Lewis has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. World has also retained Glass Lewis to provide its voting agent service. As such, Glass Lewis is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review Glass Lewis’ “U.S. Proxy Paper Guidelines” to confirm that they are consistent in all material respects with World’s Proxy Procedures. The Proxy Committee meets as needed to administer World’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least quarterly, the Proxy Committee reviews selected recommendations made by Glass Lewis to further the goal of voting proxies in a manner consistent with the best interest of World’s clients.

Absent a client directive to vote a proposal a certain way or a determination to override Glass Lewis’ recommendation, client proxies will be voted in accordance with applicable Glass Lewis guidelines and recommendations. Because different client accounts may be voted in accordance with different guidelines, client accounts could be voted differently on the same matter. In certain instances, Glass Lewis & Co. may not provide a recommendation because World will need to review the issue and make a determination. In other cases, World may need to provide Glass Lewis & Co information in order to vote the proxy.

World will generally vote proxies consistent with Glass Lewis’ recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing Glass Lewis’ advice and recommendations with respect to a particular proxy do not outweigh the potential benefits to clients from its review of Glass Lewis’ advice and recommendations. World has determined that the costs of reviewing Glass Lewis’ advice and recommendations with respect to a particular security outweigh the potential benefits to clients from World’s review of Glass Lewis’ advice and recommendations, unless: (1) Glass Lewis’ recommendation relates to proxy proposals that are complex or unusual or that raise significant issues (e.g., anti-takeover provisions or business combinations and/or restructurings), and (2) client holdings are meaningful. For these purposes, the holding of a particular issuer would be considered to be meaningful if all client accounts with respect to which World holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer. In cases where World has determined that the nature of the issues raised by the proxy proposal together with the costs of reviewing Glass Lewis’ recommendations with respect to a particular security outweigh the potential benefits to clients from World’s review of Glass Lewis’ advice and recommendations, World may “Abstain” or “Withhold” on that issue. In instances where World separately reviews Glass Lewis’ recommendation, World may vote differently from Glass Lewis’ recommendation, if, based upon the criteria described above, World determines that such vote is in its clients’ best interests. From time to time World may disagree with Glass Lewis’ recommendation on how to vote proxies for one or more resolutions. However, because World may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of its clients, all requests to vote differently from the Glass Lewis recommendation with respect to a particular matter must be submitted to the Proxy Committee and World’s compliance department (“Compliance Department”) for independent review. Such a request will be accompanied by a written description of the conflict. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of World’s clients. If the Proxy Committee approves the request, it is then submitted to the Compliance Department to review any actual or potential conflicts between the interests of World and those of its clients. The Compliance Department must approve a request before it is implemented. The Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which World has voting discretion, the Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. However, to the extent World receives instructions from any client, World will vote such client’s shares in accordance with its instructions. If no instructions are received from clients in such circumstance and approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, World will vote the shares in accordance with Glass Lewis’ recommendation.

Every decision to vote on a resolution in a proxy solicited by a company held by a Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Proxy Voting Records: The Funds file with the SEC their proxy voting record for each 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the SEC’s website at www.sec.gov.

Trustee Liability – Munder Series Trust. The Declaration of Trust of MST provides that all persons having any claim against MST or its Trustees shall look solely to the MST trust property for payment; that no Trustee of MST shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of MST; and that no Trustee of MST shall be personally liable to any person for any action or failure to act except by reason of such Trustee’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her duties as a trustee. With the exception stated, the Declaration of Trust of MST provides that a Trustee of MST is entitled to be indemnified against all liabilities and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any proceeding in which he/she may be involved or with which he/she may be threatened by reason of being or having been a Trustee of MST, and that the Trust of MST will indemnify officers, representatives and employees of MST to the same extent that Trustees of MST are entitled to indemnification.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Advisor and Sub-Advisor. The investment advisor of each Fund is Munder Capital Management, a Delaware general partnership. The partners of MCM are Munder Capital Holdings, LLC, which owns approximately 99.5% of MCM, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of MCM. As of September 30, 2011, employees of MCM and Integrity held LLC units representing 28.4% of the firm’s value. Crestview Partners GP, L.P. and its affiliates held LLC units representing 59.4% of the firm’s value while other minority-interest investors held LLC units totaling 12.2% of the firm’s value. Prior to December 29, 2006, MCM was an indirect subsidiary of Comerica Bank, which in turn, is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company, which owned or controlled approximately 96% (89% on a fully diluted basis) of the partnership interests in MCM. Comerica Bank is a substantial record holder of the outstanding shares of many of the Funds, as is more fully described below in “Other Information-Control Persons and Principal Holders of Securities.”

The Advisor serves as the investment advisor to each of the Funds pursuant to a Combined Advisory Agreement dated December 29, 2006, as amended (“Combined Advisory Agreement”). Under the terms of the Combined Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund’s portfolio. Unless delegated to a sub-advisor as permitted under the Combined Advisory Agreement, the Advisor has the responsibility for making decisions to buy, sell or hold a particular security for each Fund, subject to review by the Board.

The Advisor has retained World to serve as sub-advisor to the Index 500 Fund pursuant to the terms of a Sub-Advisory Agreement dated December 29, 2006, as amended (“World Sub-Advisory Agreement”). Prior to December 29, 2006, World was a division of Munder Capital Management’s predecessor. Subject to the general supervision and oversight of the Advisor and the Board, World is responsible for the management of the Index 500 Fund’s portfolio, including decisions regarding purchases and sales of portfolio securities by the Index 500 Fund. World is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

The Advisor has retained Integrity to serve as sub-advisor to Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund pursuant to the terms of a Sub-Advisory Agreement dated March 1, 2011 as amended June 1, 2011 (“Integrity Sub-Advisory Agreement”). Integrity is a wholly owned subsidiary of MCM. Subject to the general supervision and oversight of the Advisor and the Board, Integrity is responsible for the management of each of the Micro-Cap Equity, Mid-Cap Value, Small-Cap Value and Small/Mid-Cap Value Funds’ portfolios, including decisions regarding purchases and sales of portfolio securities by these Funds. Integrity is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

Unless sooner terminated, the Combined Advisory Agreement and the World Sub-Advisory Agreement each will continue in effect until June 30, 2012, and for successive one-year periods thereafter, provided that each such continuance is specifically approved annually by (a) the vote of a majority of the Trustees who are not parties to the Combined Advisory Agreement or World Sub-Advisory Agreement or “interested persons” of the Funds (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. The Integrity Sub-Advisory Agreement will continue in effect until June 30, 2013, and for successive one-year periods thereafter, provided that such continuance is specifically approved annually by (a) the vote of a majority of the Trustees who are not parties to the Integrity Sub-Advisory Agreement or “interested persons” of the Funds (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each of the Combined Advisory Agreement, Integrity Sub-Advisory Agreement and the World Sub-Advisory Agreement is terminable with respect to each applicable Fund or Funds by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the affected Fund, at any time without penalty, upon 60 days’ written notice to the Advisor, Integrity or World, as applicable. The Advisor, Integrity or World may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days’ written notice to the Fund. The Combined Advisory Agreement, the Integrity Sub-Advisory Agreement and the World Sub-Advisory Agreement each terminates automatically in the event of its assignment (as defined in the 1940 Act). The Integrity Sub-Advisory Agreement and the World Sub-Advisory Agreement also terminate automatically in the event that the Combined Advisory Agreement terminates.

For the advisory services provided and expenses assumed by it under the Combined Advisory Agreement, the Advisor has agreed to an annual fee from the Funds computed daily and paid daily. The rate of compensation for each Fund is set forth below.

Name of Fund	Annual Fees (as a Percentage of Daily Net Assets)
Bond Fund	0.40%
Growth Opportunities Fund*	0.75% of the first $1 billion of average daily net assets; 0.725% of the next $1 billion; and 0.70% of average daily net assets in excess of $2 billion
Index 500 Fund	0.20% of the first $250 million of average daily net assets; 0.12% of the next $250 million; and 0.07% of average daily net assets in excess of $500 million
International Equity Fund	0.75%
International Fund–Core Equity	0.80% of the first $1 billion of average daily net assets; and 0.75% of the average daily net assets in excess of $1 billion
International Small-Cap Fund	0.95% of the first $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $1 billion
Large-Cap Value Fund	0.75% of the first $100 million of average daily net assets; and 0.70% of average daily net assets in excess of $100 million
Micro-Cap Equity Fund	1.00%
Mid-Cap Core Growth Fund	0.75% of the first $6 billion of average daily net assets, 0.70% of the next $2 billion, and 0.65% of average daily net assets in excess of $8 billion
Mid-Cap Value Fund	0.75% of the first $500 million of average daily net assets; and 0.70% of average daily net assets in excess of $500 million
Small-Cap Value Fund**	0.90% of the first $300 million in average daily net assets; and 0.85% of average daily net assets in excess of $300 million
Small/Mid-Cap Value Fund	0.90% of the first $300 million of average daily net assets; and 0.85% of average daily net assets in excess of $300 million

*	Prior to January 1, 2010, the advisory fee for the Growth Opportunities Fund, which was then known as the Munder Internet Fund, was 1.00% of the first $1 billion of average daily net assets; and 0.85% of average daily net assets in excess of $1 billion. Prior to October 31, 2010 the advisory fee for the Growth Opportunities Fund was 1.00% of the first $500 million of average daily net assets; 0.85% of average daily net assets of the next $500 million and 0.80% of average daily net assets in excess of $1 billion. Prior to March 1, 2011, the advisory fee for the Growth Opportunities Fund was 0.85% of the first $1.0 billion of average daily net assets; 0.80% of average daily net assets in excess of $1 billion.
**	Prior to May 14, 2011 the Veracity Fund’s advisor was entitled to receive from the Veracity Fund (as defined below) a fee, computed daily at the annual rate of 1.00% of the value of its average daily net assets.

The Advisor has contractually agreed for the Bond Fund, the International Fund – Core Equity, the International Small-Cap Fund, the Mid-Cap Value Fund, the Small-Cap Value Fund and the Small/Mid-Cap Value Fund to pay Fund expenses and/or waive fees payable under the Advisory Agreement and/or the Administration Agreement in amounts sufficient to maintain the Expense Limit specified below for each class of shares of each of the Funds listed. The “Expense Limit” with respect to any class of any such Fund is the ratio of ordinary annual class operating expenses to average net assets of the class. Ordinary annual class operating expenses exclude taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses”. The Advisor has contractually agreed to pay expenses and/or waive fees through October 31, 2012 for all classes of the Funds except Class R6, and through May 31, 2013 for Class R6 shares of the Funds.

Bond Fund
Class A	0.65%
Class B	1.40%
Class C	1.40%
Class K	0.65%
Class Y	0.40%

International Small-Cap Fund
Class A	1.71%
Class C	2.46%
Class R6	1.46%
Class Y	1.46%
Class I	1.20%

Small-Cap Value Fund
Class A	1.50%
Class B	2.25%
Class C	2.25%
Class K	1.50%
Class R	1.75%
Class R6	1.25%
Class Y	1.25%

International Fund-Core Equity
Class A	1.47%
Class C	2.22%
Class Y	1.22%
Class I	0.96%

Mid-Cap Value Fund
Class A	1.50%
Class Y	1.25%

Small/Mid-Cap Value Fund
Class A	1.50%
Class Y	1.25%

Under the Integrity Sub-Advisory Agreement, the Advisor, and not the Funds, will pay Integrity the following sub-advisory fees:

•	Micro-Cap Equity Fund – 0.60% of average daily net assets

•	Mid-Cap Value Fund – 0.50% of average daily net assets

•	Small-Cap Value Fund – 0.60% of average daily net assets

•	Small/Mid-Cap Value Fund – 0.60% of average daily net assets

Amounts payable to Integrity will be calculated and accrued daily and paid monthly.

Under the World Sub-Advisory Agreement, the Advisor, and not the Index 500 Fund, will pay World the following sub-advisory fee:

•	0.12% of the first $10 million of average daily net assets;

•	0.10% of the next $40 million;

•	0.08% of the next $50 million;

•	0.04% of the next $100 million; and

•	0.02% of average daily net assets in excess of $200 million.

Amounts payable to World will be calculated and accrued daily and paid monthly.

The advisory fees for each of the Funds for the last three fiscal years are set forth below. No amounts are shown for the Mid-Cap Value Fund and Small/Mid-Cap Value Fund because neither Fund was in operation during the periods shown.

	Fiscal year ended June 30, 2009		Fiscal year ended June 30, 2010		Fiscal year ended June 30, 2011
	Advisory Fees Received	Advisory Fees Waived	Advisory Fees Received	Advisory Fees Waived	Advisory Fees Received	Advisory Fees Waived
Bond Fund	$1,004,383	—	$702,169	—	$597,603	—
Growth Opportunities Fund	$2,675,221	—	$3,371,641	—	$3,530,666	—
Index 500 Fund	$645,999	—	$596,796	—	$557,576	—
International Equity Fund	$1,079,945	—	$672,097	—	$559,960	—
International Fund-Core Equity	$558,640	—	$402,581	—	$260,952	—
International Small-Cap Fund	$1,203,021	—	$1,473,653	—	$2,497,622	—
Large-Cap Value Fund	$590,880	—	$564,086	—	$520,263	—
Micro-Cap Equity Fund	$1,195,854	—	$1,036,500	—	$937,963	—
Mid-Cap Core Growth Fund	$26,061,701	—	$29,183,778	—	$33,220,565	—

During the fiscal year ended June 30, 2009, the Advisor reimbursed the Bond Fund $873,804, International Fund-Core Equity $341,221, and International Small-Cap Fund $554,068. During the fiscal year ended June 30, 2010, the Adviser reimbursed the Bond Fund $686,108, International Fund-Core Equity $226,668, and International Small-Cap Fund $363,953. During the fiscal year ended June 30, 2011, the Advisor reimbursed the Bond Fund $694,460, International Fund-Core Equity $392,776 and International Small-Cap Fund $454,688.

On May 13, 2011, the Munder Small-Cap Value Fund acquired the assets and liabilities of the Veracity Small Cap Value Fund (“Veracity Fund”) (“Reorganization”) and the merged Fund was renamed the Munder Veracity Small-Cap Value Fund. The Veracity Fund was the accounting survivor of the Reorganization and the Veracity Fund’s financial history is been adopted by the Munder Veracity Small-Cap Value Fund. As a result, the financial history for the periods prior to May 14, 2011 is that of the Veracity Fund. The information contained in this SAI relating to the Small-Cap Value Fund for periods prior to March 1, 2011 is based on historical financial statements of the Veracity Fund. The advisory fees shown for periods prior to May 14, 2011 were paid to the Veracity Fund’s advisor.

	Fiscal year ended February 28, 2009		Fiscal year ended February 28, 2010		Fiscal year ended February 28, 2011		Period ended June 30, 2011
	Advisory Fees Received	Advisory Fees Waived	Advisory Fees Received	Advisory Fees Waived	Advisory Fees Received	Advisory Fees Waived	Advisory Fees Received	Advisory Fees Waived
Small-Cap Value Fund	$1,199,795	—	$1,195,605	—	$1,754,719	—	$835,203	—

For the fiscal years ended February 28, 2009, 2010 and 2011, the Veracity Fund’s advisor reimbursed the Veracity Fund $67,153, $56,097, and $1,282, respectively. During the period ended June 30, 2011, the Advisor and the Veracity Fund’s advisor collectively reimbursed the Veracity Fund and the Munder Veracity Small-Cap Value Fund $81,891.

Portfolio Management Teams. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of June 30, 2011:

	Pooled Investment Vehicle Accounts		Registered Investment Company Accounts		Other Accounts
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)		Number of Accounts		Total Assets Managed (In Millions)(1)
Daniel G. Bandi*	835.8	9	423.7	2	2,238.7		110		3,498.2
Peter Carpenter	2.6	1	23.7	1	851.7		18		878.0
Peter Collins	2.6	1	69.0	1	850.2		7		921.8
Robert Crosby	0	0	69.1	1	200.0	***	52	***	269.1	***
Daniel J. DeMonica*	835.8	9	423.7	2	2,243.9		103		3,503.4
Tony Dong	35.8	1	4,891.2	2	2,113.7	***	82	***	7,040.7	***
John Evers	2.6	1	302.4	1	851.1		14		1156.1
Adam I. Friedman*	835.8	9	423.7	2	2,241.1		101		3,500.6
Joe A. Gilbert*	835.8	9	0	0	2,221.5		100		3,057.3

	Pooled Investment Vehicle Accounts		Registered Investment Company Accounts		Other Accounts		Total Assets Managed (In Millions)(1)
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts
Edward Goard	0	0	137.6	1	1,029.7	56	1,167.3
Madan Gopal	35.8	1	4,887.4	1	2,025.7	73	6,948.9
Michael Gura	0	0	536.8	2	77.5	38	614.3
Gavin Hayman	35.8	1	4,887.4	1	2,025.8	74	6,949.0
David Jones**	9,560.9	60	418.7	2	0	1	9,979.6
Brian Kozeliski	0	0	106.0	7	39.3	15	145.3
Michael Krushena	0	0	137.6	1	1,175.2	77	1,312.8
Mark Lebovitz	0	0	536.8	2	78.9	27	615.7
Eric Lessnau**	9,560.9	60	418.7	2	0	1	9,979.6
Daniel LeVan	2.6	1	302.4	1	854.6	21	1,159.6
Brian Matuszak	35.8	1	4,887.4	1	2,001.7	82	6,924.9
Mirsat Nikovic*	835.8	9	0	0	2,220.9	103	3,056.7
George Sanders	35.8	1	4,887.4	1	2,025.5	70	6,948.7
Kenneth Smith	0	0	545.0	4	79.9	31	624.9
Jeffrey Sullivan	2.6	1	3.8	1	850.8	16	857.2
J. Bryan Tinsley*	835.8	9	0	0	2,221.6	101	3,057.4
Michael Vandenbossche	0	0	11.8	1	1,341.5	114	1,353.3
Geoffrey Wilson	35.8	1	4,887.4	1	2,048.7	92	6,971.9

(1)	If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, some accounts and assets have been counted more than once. In addition, the sum of assets managed in each category may not add to the total due to rounding.
*	Assets managed in individual’s capacity as an employee of Integrity.
**	Assets managed in individual’s capacity as an employee of World.
***	Includes an account with a performance based fee.

Portfolio Management Conflicts of Interest. As indicated in the table above, personnel, including portfolio managers, research analysts and trading desk personnel (collectively, “portfolio management teams”), of MCM, Integrity or World (in this section, MCM, Integrity and World are each referred to as a “Fund Advisor” and collectively referred to as the “Fund Advisors”) may be part of portfolio management teams serving numerous accounts for multiple clients of a Fund Advisor. These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio management teams may provide services for clients of both a Fund Advisor and its affiliates simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

•

Potential Conflicts Relating to the Interests of Portfolio Management Teams and the Fund Advisors: A Fund Advisor and/or its affiliates, if any, may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to a Fund Advisor and/or its affiliates than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with a Fund Advisor and/or its affiliates). A Fund Advisor and/or its affiliates may compensate portfolio management team personnel differently depending on the nature of a client’s account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for a Fund Advisor and/or its affiliates than the Funds, or if the management of such clients could result in potentially higher compensation to the portfolio management team members (“Advisor Compensatory Accounts”), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Funds in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Funds’ trading activity. In addition, a portfolio management team may take a short position in a security on behalf of a Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by a Fund Advisor and/or its affiliates take a long term position in the same security. The portfolio management team’s use of short sales may be harmful to the performance of other clients that own that security.

•

Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or a Fund Advisor, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Although the MCM and Integrity do not track the time or attention each portfolio manager devotes to his or her advisory accounts, MCM does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.

•

Potential Conflicts Relating to Accounts Managed by World: Although they are less likely to arise in the context of passively managed accounts such as those managed by World, including the Index 500 Fund, than they are in the context of actively managed accounts, the appearance of conflicts of interest may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts. A portfolio manager managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. Also, the time and attention devoted to a single account by a portfolio manger will vary across accounts. In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. World may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

Each of the Funds and the Fund Advisors have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. MCM also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that MCM, Integrity and their portfolio management teams may face. In addition, each of the Funds and the Fund Advisors have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of the Funds, MCM, Integrity or World, as applicable, in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of MCM periodically review the performance of all MCM portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of the Funds, MCM, Integrity or World will achieve their intended result.

Portfolio Management Team Compensation.

Munder Capital Management: The compensation package for all members of the Advisor’s portfolio management teams has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual cash bonus; and long-term incentive in the form of equity ownership. Certain portfolio managers may also receive variable bonus compensation based on pre-determined formulas. The Advisor also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan that includes an employer contribution.

Members of the Advisor’s portfolio management teams are eligible to earn a performance bonus. Bonuses for all members of a portfolio management team that does not have a bonus formula are influenced by the performance of the accounts managed by the team relative to peers and benchmarks, the amount of assets managed by the team, and the profitability of the firm. MCM may also consider other factors, including qualitative elements such as leadership, team interaction and results, marketing efforts, and overall contribution to the firm’s success. Target bonuses for portfolio managers without formula-based compensation agreements typically range from 50 to 200% of base salary. Target bonuses for equity analysts typically range from 50 to 150% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and as high as 300% or more of base salary. With respect to each account managed by the portfolio manager, gross performance is measured relative to that account’s benchmark index for the most recent one-year, three-year and five-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm’s success. The applicable benchmarks for each Fund, which may include modified versions of the index and/or blends of multiple indexes, are as follows:

Bond Fund	Barclays Capital U.S. Aggregate Bond Index
Growth Opportunities Fund	Russell 1000 Growth Index, S&P 500 Index
International Equity Fund	MSCI EAFE Index
International Fund-Core Equity	MSCI ACWI Index ex U.S.
International Small-Cap Fund	S&P Developed Ex-U.S. SmallCap Index
Large-Cap Value Fund	Russell 1000 Value Index
Micro-Cap Equity Fund	Russell Microcap Index, Wilshire Micro Cap Index, Russell 2000 Index
Mid-Cap Core Growth Fund	Russell Midcap Index, Russell Midcap Growth Index
Mid-Cap Value Fund	Russell Midcap Value Index

Certain senior portfolio managers and their teams are eligible to receive variable bonus compensation based on formulas relating to the revenues received by MCM for all accounts under their management, including any Munder Funds. In certain instances, such compensation is conditioned upon a minimum asset level in the investment strategy. Such formulas also take into account the investment performance of the accounts managed by such portfolio managers pursuant to a specific investment strategy, i.e., their bonuses increase if the performance of the related Munder Funds or investment strategy composites exceeds the performance of the related indices on a compound annual basis over a stated period.

Key members of the portfolio management teams are eligible for long-term incentives in the form of ownership units of Munder Capital Holdings, LLC, the majority partner of MCM. More recent equity grants typically do not have vesting provisions. The unit grants provide incentive to retain key personnel and serve to align employee interests with those of MCM directly, and, indirectly, the accounts managed by MCM.

Integrity Asset Management, LLC: Each of the portfolio managers employed by Integrity receives an industry competitive base salary. In addition, each of the portfolio managers is eligible for bonus compensation from an Integrity team bonus pool, which is based on a formula relating to the revenues received for all accounts under their management, including any Munder Funds.

World Asset Management, Inc.: Members of the portfolio management teams employed by World earn a fixed salary. An overall firm bonus pool is earned based on meeting key corporate initiatives and objectives. Members of the portfolio management team are eligible to earn a bonus based on that pool. Individual bonuses for all members of a portfolio management team are influenced by the profitability of the firm as well as meeting key departmental objectives. In determining portfolio manager bonuses, World considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success as well as the profitability of the firm. Members of the portfolio management team may also be eligible for long-term incentives in the form of (1) options to purchase shares of Comerica Incorporated and/or (2) restricted shares of Comerica Incorporated stock. These programs provide additional incentives to retain key personnel within World, as well as World’s parent company, Comerica Incorporated.

Portfolio Management Team Fund Ownership. The dollar range of equity securities of each Fund beneficially owned by the portfolio managers of such Fund as of June 30, 2011 is as follows:

Fund	Portfolio Management Team Member	Dollar Range of Equity Securities Beneficially Owned
Bond Fund	Edward Goard	$100,001 – $500,000
	Michael Krushena	$100,001 – $500,000

Growth Opportunities Fund	Michael Gura	$50,001 – $100,000
	Mark Lebovitz	$50,001 – $100,000
	Kenneth Smith	$100,001 – $500,000

Index 500 Fund	David Jones	None
	Eric Lessnau	None

International Equity Fund	Peter Collins	None
	Brian Kozeliski	$100,001 – $500,000

International Fund-Core Equity	Peter Carpenter	$100,001 – $500,000
	Jeffery Sullivan	$50,001 – $100,000

Fund	Portfolio Management Team Member	Dollar Range of Equity Securities Beneficially Owned
International Small-Cap Fund	John Evers	$100,001 – $500,000
	Daniel LeVan	Over $1,000,000

Large-Cap Value Fund	Daniel Bandi**	XXXXX
	Daniel DeMonica**	XXXXX
	Adam Friedman**	XXXXX

Micro-Cap Equity Fund	Daniel G. Bandi	$1 – $10,000
	Daniel J. DeMonica	$10,001 – $50,000
	Adam I. Friedman	None
	Mirsat Nikovic	None

Mid-Cap Core Growth Fund	Tony Dong	Over $1,000,000
	Robert Crosby**	XXXXX
	Madan Gopal	$50,001 – $100,000
	Gavin Hayman	$100,001 – $500,000
	Brian Matuszak	$500,001 – $1,000,000

	George Sanders	$1 – $10,000
	Geoffrey Wilson	$500,001 – $1,000,000

Mid-Cap Value Fund*	Daniel G. Bandi	None
	Daniel J. DeMonica	None
	Adam I. Friedman	None
	Joe A. Gilbert	None
	J. Bryan Tinsley	None

Small-Cap Value Fund	Daniel G. Bandi	None
	Daniel J. DeMonica	None
	Adam I. Friedman	None
	Joe A. Gilbert	None
	J. Bryan Tinsley	None

Small/Mid-Cap Value Fund*	Daniel G. Bandi	$100,001 – $500,000
	Daniel J. DeMonica	$1 – $10,000
	Adam I. Friedman	$1 – $10,000
	Joe A. Gilbert	None
	J. Bryan Tinsley	$1 – $10,000

*	The Fund had not commenced operations as of June 30, 2011.
**	These individuals were not members of the applicable Fund’s portfolio management team as of June 30, 2011. Dollar range of securities owned is as of March 31, 2012.

Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator (“Administrator”) for the Funds. Each of the Funds has entered into a Combined Administration Agreement with MCM (“Administration Agreement”) that was amended and restated on October 30, 2003 and amended most recently on June 1, 2011. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Munder Funds; (ii) monitoring and coordinating the activities of the other service providers of the Munder Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Munder Fund; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Munder Funds. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company (“Sub-Administrator”), to provide certain administrative services to the Munder Funds.

As compensation for its administrative services, the Administrator is entitled to receive from each Munder Fund $8,800 annually for services relating to the preparation of financial reports, plus an annual fee that is computed daily and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one, or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund’s average daily net assets as follows: (a) 0.153% of average daily net assets up to $100 million, (b) 0.128% of average daily net assets on the next $150 million, (c) 0.104% of average daily net assets on the next $250 million, (d) 0.079% of average daily net assets on the next $500 million, and (e) 0.055% of average daily net assets in excess of $1 billion.

For the fiscal years ended June 30, 2009, 2010 and 2011, MCM received administrative fees from the Funds in the amounts set forth in the table below. No amounts are shown for the Mid-Cap Value Fund or Small/Mid-Cap Value Fund because neither Fund was in operation during the periods shown.

	Fiscal year ended June 30, 2009	Fiscal year ended June 30, 2010	Fiscal year ended June 30, 2011
Bond Fund	$356,502	$258,397	$224,234
Growth Opportunities Fund	$371,223	$443,651	$521,652
Index 500 Fund	$479,533	$436,891	$402,900
International Equity Fund	$217,311	$145,108	$122,233
International Fund-Core Equity	$114,631	$84,994	$76,800
International Small-Cap Fund	$194,904	$231,556	$366,423
Large-Cap Value Fund	$128,540	$123,074	$114,134
Micro-Cap Equity Fund	$187,316	$165,465	$151,735
Mid-Cap Core Growth Fund	$2,369,192	$2,598,145	$2,894,176

Under the terms of a Mutual Fund Services agreement in effect prior to May 14, 2011, Ultimus Fund Solutions, LLC (“Ultimus”) provided administrative, fund accounting and pricing, and transfer agent and shareholder services to the Veracity Fund. For these services, Ultimus received a monthly fee from the Veracity Fund at an annual rate of 0.15% of average daily net assets, subject to a minimum monthly fee of $6,500. The administrative fees shown below for periods prior to May 14, 2011 were paid to Ultimus.

	Fiscal year ended February 28, 2009	Fiscal year ended February 28, 2010	Fiscal year ended February 28, 2011	Period ended June 30, 2011
Small-Cap Value Fund	$180,287	$179,386	$263,548	$134,920

Distributor. The Funds’ distributor is Funds Distributor, LLC (“FDL” or “Distributor”) and its principal office is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Funds have entered into a distribution agreement (“Distribution Agreement”) under which FDL, as agent, distributes shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to to facilitate the promotion and sale of shares of each Fund. The Distributor has no obligation to sell any specific quantity of shares. Under the Distribution Agreement, the the Distributor does not receive compensation from the Funds for its services as distributor. However, the Distributor may receive 12b-1 fees and/or service fees from the Funds under the Distribution and Service Plan and may receive any applicable commissions associated with shares of the Funds purchased without using a broker or other intermediary. The Distributor may use those commissions, 12b-1 fees and/or service fees to pay the Advisor or any other financial interemediaries that perform distribution-related activities with respect to the Funds. FDL’s use of such commissions, 12b-1 fees and/or service fees would result in a potential economic benefit to the Advisor. The Advisor pays FDL a fee for providing certain distribution-related services.

Distribution and Services Arrangements. Under the Distribution and Service Plan (“Plan”), applicable to Class A, B, C, R and K shares, but adopted in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, B, C and R shares of the Funds only, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

Under the Plan, the Funds are authorized to pay to the Distributor an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A shares of each Fund, an annual service fee of up to 0.25% of the value of average daily net assets of the Class B, C and R shares of each relevant Fund, and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B, C and R shares of each relevant Fund. However, under the Distribution Agreement, the fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

The Plan also provides that the Funds may pay up to 0.25% of the value of the average daily net assets of the Class K shares beneficially owned by the customers of banks and other financial institutions to financial institutions that have entered into agreements with the Funds to provide shareholder services to their customers. The Plan with respect to Class K shares is a non-Rule 12b-1 shareholder servicing plan.

Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Transfer Agent; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds’ arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of that Plan (“Non-Interested Plan Trustees”). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

In the case of Class A, B, C and Class R shares, the Trustees have determined that the Plan will benefit the Funds and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

In the case of Class K shares, the Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

With respect to Class B, C and Class R shares of each relevant Fund, the Distributor may pay a percentage of the offering price as sales commissions to dealers authorized to sell a Fund’s Class B, C and R shares at the time of sale. MCM finances the up-front sales commissions paid in connection with the sale of Class B and C shares of the Funds in exchange for receipt of a portion of the 12b-1 fees and/or contingent deferred sales charges collected by the Distributor from the Funds. In addition, the Advisor, or any of its affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Funds or their shareholders.

The fees paid to the Distributor pursuant to the Plan for the Class A, B, C and R shares of the Funds are set forth in the tables below. To the extent a Fund is not listed in a table below, it made no payments to the Distributor under the Plan during the period shown. No amounts are shown for the Mid-Cap Value Fund or Small/Mid-Cap Value Fund because neither Fund was in operation during the periods shown.

	Class A Shares
	Fiscal year ended June 30, 2009		Fiscal year ended June 30, 2010		Fiscal year ended June 30, 2011
	Service Fees	Contingent Deferred Sales Charges	Service Fees	Contingent Deferred Sales Charges	Service Fees	Contingent Deferred Sales Charges
Bond Fund	$44,299	—	$47,511	—	$46,656	—
Growth Opportunities Fund	$502,448	—	$643,407	$239	$800,923	$40
Index 500 Fund	$562,057	—	$564,172	—	$569,555	—
International Equity Fund	$36,554	—	$28,831	—	$28,555	—
International Fund-Core Equity	$9,156	$28,251	$937	—	$587	—
International Small-Cap Fund	$4,118	—	$3,190	—	$3,888	—
Large-Cap Value Fund	$24,652	—	$24,453	—	$21,113	—
Micro-Cap Equity Fund	$186,091	—	$166,416	—	$147,907	$113
Mid-Cap Core Growth Fund	$3,766,267	$17,799	$3,689,500	$13,939	$3,671,689	—

	Class B Shares
	Fiscal year ended June 30, 2009		Fiscal year ended June 30, 2010		Fiscal year ended June 30, 2011
	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges
Bond Fund	$37,064	$5,870	$29,600	$4,592	$22,118	$1,105
Growth Opportunities Fund	$171,120	$26,099	$155,315	$19,239	$157,894	$8,422

	Class B Shares
	Fiscal year ended June 30, 2009		Fiscal year ended June 30, 2010		Fiscal year ended June 30, 2011
	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges
Index 500 Fund	$324,747	$19,161	$224,048	$6,905	$146,950	$5,206
International Equity Fund	$20,435	$2,996	$14,081	$4,231	$9,065	$1,072
Large-Cap Value Fund	$16,377	$2,930	$13,789	$5,900	$9,613	$1,487
Micro-Cap Equity Fund	$110,076	$24,476	$89,187	$14,095	$66,034	$7,643
Mid-Cap Core Growth Fund	$357,257	$141,958	$310,353	$110,161	$292,285	$59,301

	Class C Shares
	Fiscal year ended June 30, 2009		Fiscal year ended June 30, 2010		Fiscal year ended June 30, 2011
	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges
Bond Fund	$52,324	$668	$58,830	$51	$50,357	$8
Growth Opportunities Fund	$404,578	$1,526	$509,281	$1,154	$670,409	$1,348
International Equity Fund	$30,432	$94	$26,513	$12	$22,588	$172
International Fund-Core Equity	$1,220	—	$972	—	$841	—
International Small-Cap Fund	$27,051	$223	$37,246	$181	$15,318	$50
Large-Cap Value Fund	$23,018	$330	$24,428	$23	$22,325	$6
Micro-Cap Equity Fund	$184,407	$2,154	$156,701	$1,024	$145,063	$207
Mid-Cap Core Growth Fund	$2,852,091	$57,642	$2,426,731	$15,613	$2,373,757	$6,509

	Class R Shares
	Fiscal year ended June 30, 2009	Fiscal year ended June 30, 2010	Fiscal year ended June 30, 2011
	Distribution and Service Fees	Distribution and Service Fees	Distribution and Service Fees
Growth Opportunities Fund	$89	$396	$1,350
Index 500 Fund	$28,791	$37,922	$39,197
International Fund-Core Equity	$20	—	—
International Small-Cap Fund	$18	—	—
Large-Cap Value Fund	$24	$26	$29
Micro-Cap Equity Fund	$1,289	$1,249	$1,687
Mid-Cap Core Growth Fund	$289,370	$338,484	$272,406

The distribution and service fees shown below for periods prior to May 14, 2011 were paid to the Veracity Fund’s distributor.

	Fiscal year ended February 28, 2009		Fiscal year ended February 28, 2010		Fiscal year ended February 28, 2011		Period ended June 30, 2011
	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges	Distribution and Service Fees	Contingent Deferred Sales Charges
Small-Cap Value Fund – Class A	$193,365	—	$183,314	—	$201,800	—	$85,554	—
Small-Cap Value Fund – Class B	—	—	—	—	—	—	$11,416	$459
Small-Cap Value Fund – Class C	—	—	—	—	—	—	$30,534	$106
Small-Cap Value Fund – Class R	—	—	—	—	—	—	$395	—

The following amounts paid to the Distributor by the Funds under the Plan for Class A shares during the fiscal year ended June 30, 2011 were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Bond Fund	$4,812	—	—	$39,644	—	—
Growth Opportunities Fund	$83,821	—	—	$710,188	—	—
Index 500 Fund	$8,182	—	—	$326,699	—	—
International Equity Fund	$2,986	—	—	$25,748	—	—
International Fund-Core Equity	$61	—	—	$563	—	—
International Small-Cap Fund	$401	—	—	$3,792	—	—
Large-Cap Value Fund	$2,200	—	—	$17,225	—	—
Micro-Cap Equity Fund	$15,464	—	—	$135,459	—	—
Mid-Cap Core Growth Fund	$383,743	—	—	$3,280,400	—	—
Small-Cap Value*	$5,697	—	$1,210	$72,658	—	—

The following amounts paid to the Distributor by the Funds under the Plan for Class B shares during the fiscal year ended June 30, 2011 (in U.S. dollars) were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Bond Fund	$574	—	—	$5,260	—	—
Growth Opportunities Fund	$4,101	—	—	$31,450	—	—
Index 500 Fund	$3,803	—	—	$21,206	—	—
International Equity Fund	$235	—	—	$2,045	—	—
Large-Cap Value Fund	$250	—	—	$2,302	—	—
Micro-Cap Equity Fund	$1,725	—	—	$15,852	—	—
Mid-Cap Core Growth Fund	$7,624	—	—	$71,886	—	—
Small-Cap Value*	$1,256	—	—	$1,712	—	—

The following amounts paid to the Distributor by the Funds under the Plan for Class C shares during the fiscal year ended June 30, 2011 (in U.S. dollars) were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Bond Fund	$1,303	—	—	$48,341	—	—
Growth Opportunities Fund	$17,511	—	—	$621,051	—	—
International Equity Fund	$590	—	—	$21,292	—	—
International Fund-Core Equity	$22	—	—	$796	—	—
International Small-Cap Fund	$393	—	—	$14,174	—	—
Large-Cap Value Fund	$582	—	—	$20,715	—	—
Micro-Cap Equity Fund	$3,801	—	—	$137,487	—	—
Mid-Cap Core Growth Fund	$61,961	—	—	$2,227,474	—	—
Small-Cap Value*	$824	—	—	$11,450	—	—

The following amounts paid to the Distributor by the Funds under the Plan for Class R shares during the fiscal year ended June 30, 2011 (in U.S. dollars) were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Growth Opportunities Fund	$71	—	—	$1,117	—	—
Index 500 Fund	$2,048	—	—	$37,796	—	—
Large Cap Value Fund	$2	—	—	$5	—	—
Micro-Cap Equity Fund	$90	—	—	$1,161	—	—
Mid-Cap Core Growth Fund	$14,273	—	—	$225,174	—	—
Small-Cap Value*	$83	—	—	$148	—	—

*	Amounts shown for Class A shares for the period prior to May 14, 2011 were spent by the Veracity Fund’s distributor with respect to Class R shares of the Veracity Fund. There were no corresponding Class B, Class C or Class R shares of the Veracity Fund, therefore, no amounts are included for the period prior to May 14, 2011 for those Classes.

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Funds’ Plan, the Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, Integrity, World or the Funds, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Funds to intermediaries may take one of two forms: (i) basis point payments on net assets, and/or (ii) fixed dollar amount payments per shareholder account.

The Funds’ Advisor out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds.

Additional cash payments may be made by the Advisor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. In addition, while the Funds’ Distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Funds’ Distributor may, on occasion, pay the entire front-end sales charge to such intermediaries.

As of June 30, 2011, the Advisor had revenue sharing arrangements with approximately 12 intermediaries, the most significant of which were Charles Schwab, Comerica Bank, Merrill Lynch, Morgan Stanley Smith Barney, Raymond James, UBS and Wells Fargo Advisors. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended June 30, 2011, the Advisor and/or Distributor accrued and/or paid approximately $2.2 million to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST and MST II.

From time to time, the Funds’ service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries. In addition, the Funds, the Funds’ service providers, or any of their affiliates, may conduct and/or pay for training and educational meetings for sales representatives of unaffiliated broker-dealers that sell the Funds, and may pay or reimburse for associated meals, lodging and transportation.

Custodian. State Street Bank and Trust Company (“Custodian”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian to the Funds. Pursuant to the terms and provisions of the custodian contract between the Custodian and MST, the Custodian keeps the books of account for each Fund.

Transfer and Dividend Disbursing Agent. BNY Mellon Investment Servicing (US) Inc. (“Transfer Agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with MST under which the Transfer Agent (i) issues and redeems shares of each Fund; (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Funds; (v) makes periodic reports to the Board concerning the operations of the Funds; and (vi) conducts certain anti-money laundering activities on behalf of the Funds.

Comerica Bank. As stated in each Fund’s Prospectus, Class K shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Bank, its affiliates and subsidiaries, and other institutions that have entered into agreements with the Funds providing for shareholder services for their customers.

Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. Except as noted in this SAI, the Funds’ service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. Expenses borne by the Funds include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders’ meetings and proxy solicitations; fidelity bond and directors’ and officers’ liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of MST that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of MST by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by a Fund in addition to the other series of MST, as applicable. With respect to Class R6 and Class I shares, except for expenses incurred collectively by the Funds not attributable to a particular Fund or to a particular class of shares of a Fund (for example, fees of Trustees, auditors, and legal counsel) and expenses incurred by a Fund not attributable to any particular class of the Fund’s shares (for example, advisory fees, custodial fees, or other expenses relating to the management of the Fund’s assets), only expenses actually incurred by the Class R6 shares will be allocated to the Class R6 shares and only expenses actually incurred by the Class I shares will be allocated to the Class I shares. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

CODE OF ETHICS

Each of MST, the Advisor, Integrity and World has adopted a code of ethics as required by applicable law. Each such code is designed to, among other things, prevent affiliated persons of MST, the Advisor, Integrity or World, as applicable, from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor, Integrity or World, as applicable, causes investment decisions for a Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of a Fund.

Consistent with the applicable Combined Advisory Agreement, the Integrity Sub-Advisory Agreement or the World Sub-Advisory Agreement, the Advisor, Integrity or World, as applicable, selects broker-dealers to execute transactions on behalf of a Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor, Integrity or World, as applicable, considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor, Integrity and World generally seek reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor, Integrity and World are each authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Funds and/or other accounts over which the Advisor, Integrity and World or their respective affiliates exercise investment discretion. The Advisor, Integrity and World, as the case may be, may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor, Integrity or World determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor, Integrity or World to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Advisor, Integrity or World in connection with their services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor, Integrity or World, and does not reduce the advisory fees payable to the Advisor or sub-advisory fees payable to Integrity or World, respectively, for services provided to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed.

Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor, Integrity or World will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

Each of the Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, Integrity or World believes such practice to be in such Fund’s best interests.

Investment decisions for each Fund and for other investment accounts managed by the Advisor, Integrity or World, as applicable, are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor, Integrity or World believes to be equitable to each such account. Although the Advisor, Integrity and World each seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor, Integrity or World, as applicable, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

The Funds will not purchase any securities while the Advisor, Integrity, World, as applicable, or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities, except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

The table below shows information on brokerage commissions paid by each of the Funds for the last three fiscal years, all of which were paid to entities that are not affiliated with the Funds, the Advisor, Integrity or World. Significant changes in brokerage commissions paid by a Fund from year to year are primarily due to varying Fund asset levels. In several cases when commissions decreased, the Funds benefited from increased usage of electronic communication networks (ECNs) for trading and exchange-traded funds (ETFs) for managing cash. No amounts are shown for the Mid-Cap Value Fund or Small/Mid-Cap Value Fund because neither Fund was in operation during the periods shown.

	Fiscal year ended June 30, 2009	Fiscal year ended June 30, 2010	Fiscal year ended June 30, 2011
Bond Fund	$21,205	$12,541	$6,594
Growth Opportunities Fund	$862,233	$842,504	$1,318,655
Index 500 Fund	$58,549	$32,872	$37,027
International Equity Fund	$152,190	$181,379	$73,033
International Fund-Core Equity	$80,368	$73,131	$77,610
International Small-Cap Fund	$252,186	$332,882	$416,699
Large-Cap Value Fund	$104,585	$144,819	$141,540
Micro-Cap Equity Fund	$404,265	$269,566	$460,964
Mid-Cap Core Growth Fund	$5,254,992	$4,358,265	$5,485,262

	Fiscal year ended February 28, 2009	Fiscal year ended February 28, 2010	Fiscal year ended February 28, 2011	Period ended June 30, 2011
Small-Cap Value Fund	$577,803	$506,533	$438,410	$174,343

Each of the Funds is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings. No amounts are shown for the Mid-Cap Value Fund or Small/Mid-Cap Value Fund because neither Fund was in operation on June 30, 2011.

As of June 30, 2011, the following Funds held securities in the indicated firms in the following amounts:

As of June 30, 2011
Bond Fund
Bank of America Corp.	$3,268,279
Citigroup Global Markets, Inc.	$2,454,154
The Goldman Sachs Group Inc.	$789,049
JP Morgan Securities, LLC	$613,859
Morgan Stanley & Co., Inc.	$2,582,067
Wells Fargo Securities, LLC	$2,833,195

Index 500 Fund
Bank of America Corp.	$2,595,503
Citigroup Global Markets, Inc.	$2,842,221
The Goldman Sachs Group Inc.	$1,610,256
JP Morgan Securities, LLC	$3,802,016
Morgan Stanley & Co., Inc.	$830,661
Wells Fargo Securities, LLC	$3,468,497

International Equity Fund
Barclays Capital, Inc.	$934,046
RBS Securities, Inc.	$405,870
Deutsche Bank AG	$447,080
HSBC Securities (USA), Inc.	$95,370

International Fund-Core Equity
HSBC Securities (USA), Inc.	$84,205

Large-Cap Value Fund
Citigroup Global Markets, Inc.	$2,057,308
JP Morgan Securities, LLC	$2,012,569
Wells Fargo Securities, LLC	$2,050,905

The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

The portfolio turnover rate of each Fund is set forth below. Significant changes in turnover rates from year to year are primarily due to varying levels of purchase and redemption activity in Fund shares. As the level or direction of transactions in Fund shares varies, portfolio managers must manage cash and make purchase and sale decisions in response to Fund share transactions. To the extent a Fund has foreign currency exposure, the effect of these fluctuations can be multiplied.

Turnover for all Funds was impacted by purchase and redemption activity in fiscal years 2010 and 2011. During the fiscal year 2010 and 2011, several Funds were also impacted by the unusual economic environment.

The relatively high portfolio turnover rate for the Bond Fund reflects significant use of mortgage dollar roll transactions. The portfolio turnover rates excluding mortgage dollar roll transactions were 79% for the year ended June 30, 2010, and 96% for the year ended June 30, 2011.

For the Growth Opportunites Fund, in addition to a higher level of trading activity related to market volatility, turnover was impacted by the mergers of two mutual funds with and into the Fund and the addition of a member to the portfolio management team in October 2011.

For the International Equity Fund, the turnover rate is based on the portfolio management team’s strategy, which involves selling securities that the portfolio management team determine to be no longer attractive and replacing them with more attractive securities.

For the International Fund – Core Equity, the higher turnover rate in 2011 was due to rebalancing of positions in the Fund in connection with the change in the Fund’s policies regarding investments in emerging markets countries and the change in the Fund’s benchmark in April 2011.

For the International Small-Cap Fund, the relatively high portfolio turnover rate is largely due to the portfolio management team’s strategy of seeking stocks whose value has become more attractive, accompanied by improving business momentum. The disciplined investment approach followed in this strategy is expected to maintain turnover between 50% and 100% over a one-year period.

For the Micro-Cap Equity Fund, turnover was higher in 2011 due to rebalancing of positions in the Fund in connection with the change in the portfolio management team in January 2011.

For the Small-Cap Value Fund, the portfolio turnover rate for the period ended June 30, 2011 reflects the turnover for the period from March 1, 2011 through June 30, 2011. The turnover for periods prior to May 14, 2011 is the turnover rate for the Veracity Fund.

Portfolio turnover rates are not shown for the Mid-Cap Value Fund or Small/Mid-Cap Value Fund because neither Fund was in operation during the periods shown.

	Portfolio Turnover Rate Fiscal Year Ended June 30, 2010	Portfolio Turnover Rate Fiscal Year Ended June 30, 2011
Bond Fund	206%	258%
Growth Opportunities Fund	74%	122%
Index 500 Fund	5%	5%
International Equity Fund	48%	23%
International Fund-Core Equity	67%	81%
International Small-Cap Fund	88%	74%
Large-Cap Value Fund	76%	71%
Micro-Cap Equity Fund	43%	67%
Mid-Cap Core Growth Fund	52%	65%

	Portfolio Turnover Rate Fiscal year ended February 28, 2010	Portfolio Turnover Rate Fiscal year ended February 28, 2011	Portfolio Turnover Rate Period ended June 30, 2011
Small-Cap Value Fund	69%	52%	14%

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Verification of Identity. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

Investors may also be asked for a copy of a driver’s license, passport or other identifying document in order to verify his/her identity. In addition, it may be necessary to verify an investor’s identity by cross-referencing identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict a shareholder’s ability to purchase additional shares of a Fund until his/her identity is verified. We may also close an account or take other appropriate action if we are unable to verify an investor’s identity within a reasonable time. If an account is closed for this reason, shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed (less any applicable CDSC). In addition, the investor will not be entitled to recoup from the Funds any sales charges paid in connection with the purchase of Fund shares.

Purchases. As described in the Prospectuses, shares of each of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent for those classes of shares that permit direct investment or through arrangements with his/her authorized broker, financial advisor or other intermediary. The Funds have authorized one or more financial service institutions to receive on their behalf purchase orders. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Funds. To the extent permitted by law, the Funds will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. An order will be priced at the applicable Fund’s NAV next computed after the order is received by an authorized financial services institution or its authorized designee.

The term “immediate family member” means any investor’s grandparent, spouse of a grandparent, parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, or any of the foregoing relatives of the investor’s spouse (i.e., in-laws), and includes step and adoptive relationships.

In-Kind Purchases. Payment for shares of a Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for such Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Funds at (800) 438-5789 for more information.

Dealer Reallowances. At the time of purchase, the Distributor may pay a commission (as a percentage of the offer price) to the broker of record as follows:

*	Class A Shares of the Equity Funds (except Index 500 Fund)

Amount of Purchase	Commission
Less than $25,000	5.00%
$25,000 up to $50,000	4.75%
$50,000 up to $100,000	4.00%
$100,000 up to $250,000	3.25%
$250,000 up to $500,000	2.25%
$500,000 up to $1 million	1.25%
$1 million or more	See below*

*	Brokers or other entities that initiate and are responsible for investments of $1 million or more may receive a finder’s fee (as permitted by applicable law) for such purchases as follows: 1.00% on investments between $1 million and $2 million; 0.50% on investments between $2 million and $5 million; and 0.25% on investments above $5 million.

*	Class A Shares of the Index 500 Fund

Amount of Purchase	Commission
Less than $100,000	2.25%
$100,000 up to $250,000	1.75%
$250,000 up to $500,000	1.25%
$500,000 up to $1 million	0.75%
$1 million or more	None

*	Class A Shares of the Bond Fund

Amount of Purchase	Commission
Less than $100,000	3.75%
$100,000 up to $250,000	2.75%
$250,000 up to $500,000	1.75%
$500,000 up to $1 million	1.00%
$1 million or more	See below**

**	Brokers or other entities that initiate and are responsible for investments of $1 million or more may receive a finder’s fee (as permitted by applicable law) for such purchases as follows: 1.00% on investments between $1 million and $2 million; 0.50% on investments between $2 million and $5 million; and 0.25% on investments above $5 million.

*	Class B Shares of the Funds (except Index 500 Fund): 4.00%

*	Class B Shares of the Index 500 Fund: 2.00%

*	Class C Shares of the Funds: 1.00%

Finder’s Fees. Brokers or other entities that initiate and are responsible for investments in Class A shares of the Bond Fund or any Equity Fund (except Index 500 Fund) of $1 million or more may receive a finder’s fee (as permitted by applicable law) for such purchases as follows: 1.00% on investments between $1 million and $2 million; 0.50% on investments between $2 million and $5 million; and 0.25% on investments above $5 million. Except with respect to employer-sponsored plans and other employer-sponsored group accounts that are eligible to purchase Class A shares without paying a sales charge, for purposes of calculating applicable finder’s fees, if any, all new investments into a particular account for which a broker or other entity is responsible are added together.

In the case of employer-sponsored plans and other employer-sponsored group accounts that are not subject to any sales charges on Class A shares, investments into a particular account for which a broker or other entity is responsible are generally not added together for purposes of calculating applicable finder’s fees. Subject to approval by an appropriate officer of the Funds, a broker or other entity may receive a finder’s fee based on the aggregate new investments made in an account over a period of six months or less.

Group Account Sales Charge Waivers for Class A Shares. The Funds may waive the initial sales charge on purchases of Class A shares by group accounts (i) of retirement plans that are qualified under Section 401(a), Section 403(b) or Section 457 of the Internal Revenue Code and (a) that invest $1,000,000 or more in Class A shares offered by The Munder Funds or (b) that have at least 75 eligible plan participants; (ii) for which certain types of shareholder services are provided to underlying shareholders in the group account pursuant to a written agreement with the Funds; or (iii) administered by Merrill Lynch Group Employee Services (“Merrill Lynch”) if (a) the plan’s recordkeeper on a daily valuation basis is Merrill Lynch and, on the date the plan sponsors signs the Merrill Lynch Recordkeeping Service Agreement, the plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds’ distributor and in funds advised or managed by MLAM (collectively “Applicable Investments”), (b) the plan’s recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (c) the plan has 5000 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts.

For purposes of the foregoing section, the term “group account” includes (i) an account established for a qualified or non-qualified employee benefit plan or for any other type of employer-sponsored plan or account that represents the collective interests of multiple employees, (ii) an account established by a wrap-fee program sponsor that represents the collective investments of all program participants, and (iii) other similar accounts that represent the collective investments of multiple underlying shareholders. Notwithstanding the foregoing, the term “group account” does not include superomnibus accounts (but may include group accounts within the superomnibus account) established by broker-dealers or other financial intermediaries that represent the collective investments of all or substantially all their clients.

CMS Energy Sales Charge Waiver for Class A Shares. The Funds may waive the initial sales charge on purchases of Class A shares for employees of CMS Energy. The sales charge will only be waived if the CMS employee is participating in a Munder prototype Roth IRA plan by way of payroll deduction from CMS.

Investment Minimums. All initial Fund purchases are subject to the per Fund investment minimums stated in the Prospectuses. If an investment in Class A, Class B or Class C shares of a Fund falls below the applicable minimum, a $6 quarterly fee, to be paid by liquidating shares, may be charged to that account. If a contingent deferred sales charge (“CSDC”) applies on the shares liquidated to pay this fee, it will be included in the $6 charge; that is, only $6 worth of shares in your account will be redeemed during any quarter.

Retirement Plans. Certain classes of shares of each of the Funds may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts (“IRAs”), SIMPLE IRAs, SEPs, SAR SEPs, qualified plans, non-qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs, Education Savings Accounts (“ESAs”), top-hat plans, and similar types of tax deferred retirement plans. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $15.00 annual custodial fee is charged to all directly held IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account. Any applicable CDSC will be waived on shares liquidated to pay to the fee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in proper form. The redemption proceeds will be reduced by the amount of any applicable CDSC.

Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The Funds have authorized one or more financial services institutions to receive redemption orders on the Funds’ behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Funds. To the extent permitted by law, the Funds will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Contingent Deferred Sales Charges. For Class A shares that were purchased without paying a sales charge as part of a $1 million investment, a CDSC will apply to redemptions made within one year of purchase if a sales commission was paid by the Funds at the time of the initial investment. Subject to any applicable waivers, a CDSC will also apply to redemptions of Class B shares within six years of purchase and to redemptions of Class C shares within one year of purchase. In each case, the CDSC is based on the original NAV at the time of investment or the NAV at the time of redemption, whichever is lower. The Prospectuses describe the applicable CDSC schedules.

The holding period for Class A, Class B or Class C shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class A, Class B or Class C shares, as applicable, was made. For Class A shares of a Fund acquired through an exchange, the applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

Contingent Deferred Sales Charge Waivers for Class B Shares. In addition to the waivers described in the applicable Prospectus, a Fund will waive the CDSC payable upon redemptions of Class B shares by plans administered by Merrill Lynch that would be eligible for the Class A shares sale charge waivers described above.

Involuntary Redemptions. A Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. A Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity. In each case, shares will be redeemed at the NAV next calculated after the account is closed. Any applicable contingent deferred sales charge may be applied if a Fund redeems an account. In addition, an investor will not be entitled to recoup from the Funds any sales charges paid in connection with the purchase of Fund shares. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

Conversion of Class B Shares to Class A Shares. Class B shares of a Fund purchased after June 16, 2003 will automatically convert to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance of such Class B shares.

If you acquired Class B shares of a Fund before June 16, 2003, or by exchanging shares of another Munder Fund that you purchased before June 16, 2003, those shares will automatically convert to Class A shares on the first business day of the month in which the eighth anniversary of the original purchase occurs. All Class B share conversions will be effected at the relative NAVs per share of the two classes.

Telephone Exchanges. The Funds reserve the right at any time to suspend or terminate the telephone exchange privilege or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine. The procedures currently include a recorded verification of the shareholder’s name, account number and other identifying information, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

Exchanges from the Growth Opportunities Fund. When Class A shares of the Growth Opportunities Fund that were issued as Class A shares of the Munder Internet Fund without the imposition of a sales load in connection with the reorganization of the Amerindo Technology Fund with and into the Munder Internet Fund are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

Other Purchase and Redemption Information. Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. Each of the Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or other financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in each Fund’s Prospectus and this SAI. An investor’s broker or other financial intermediary will provide the investor with specific information about any processing or service fees they will be charged.

NET ASSET VALUE

Equity securities, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there are no sales of such securities on the date of valuation but closing bid and asked prices for such day are available, then such securities may be valued, subject to the approval by the Advisor’s Pricing Committee (the “Pricing Committee”), at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the

Nasdaq Official Closing Price (“NOCP”), unless the NOCP is not available, in which case the value will be the Consolidated Closing Price (“CCP”) reported by Nasdaq. The NOCP will be calculated at 4:00:02 p.m. (Eastern Time) on each business day as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Fixed income securities are valued at evaluated bid prices.

In the event a price for a security is not available through the means described above, the security may be valued using pricing services or broker-dealer quotations. Each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued by using quotations from a broker-dealer selected by the Advisor.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, ADS, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, as of the business day prior to the valuation date using the methods described above.

Securities which are principally traded outside of the U.S. are valued at the closing price or last quoted sales price on the security’s principal exchange, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS.” These securities are valued at the mid-price between the bid and ask prices. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time). Where no last sales price is available for an equity security on the foreign exchange or market where it is principally traded, such security may be valued at the bid price or the last quoted sales price for local shares of the security.

With respect to the International Equity Fund, the International Fund-Core Equity and the International Small-Cap Fund, the Board has adopted special procedures for valuing securities held by a Fund that are traded principally on an overseas market or exchange (“Foreign Security”). On each day on which the NAV of the Fund is calculated, if the change in the value of the U.S. equity markets (as represented by the S&P 500® Index or another appropriate benchmark) exceeds a specific threshold, each Foreign Security held by the Fund will be fair valued by using a value determined by an independent pricing agent (based upon changes in the values of certain markets, indices and/or securities) rather than using the last closing price of such Foreign Security on its principal overseas market or exchange. Each of the fair value determinations made by the independent pricing agent is subject to adjustment by the Pricing Committee. The specific threshold for fair valuing Foreign Securities may be revised, from time to time, by the Board as it deems appropriate and necessary. In addition, the Pricing Committee will regularly monitor and review the valuations provided by the pricing agent and will periodically report to the Board on the pricing agent’s performance.

In certain instances, the Index 500 Fund may be unable to obtain a current market value for a security held by the Fund by (i) using readily available market quotations, (ii) using pricing services, or (iii) obtaining broker-dealer quotations. In such circumstances, the security may be valued using the last reported market quotation, if using such market quotation will not materially affect the Index Fund’s NAV.

All cash, receivables and current payables are carried on each Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

If reliable current market values are not readily available for a security, such security will be valued at fair value by the Pricing Committee. Current market values may be considered to be not readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), or trading for a security is restricted or halted. In addition, a foreign security will be valued by the Pricing Committee if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant Fund’s NAV that is likely to materially affect the value of such security (i.e., a “significant event”). Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts.

The Pricing Committee, which is made up of the Advisor’s officers and employees as designated from time to time by management of the Advisor, values such securities using pricing procedures that have been approved by the Board in order to determine the security’s fair value. The procedures require the Pricing Committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund’s portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. Under the terms of the Integrity Sub-Advisory Agreement, Integrity will assist the Advisor in determining the fair value of portfolio securities for the Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund. Under the terms of the World Sub-Advisory Agreement, World will assist the Advisor in determining the fair value of portfolio securities for the Index 500 Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline. Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board’s input on any particular issue.

PERFORMANCE INFORMATION

From time to time, quotations of a Fund’s performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Yield. The standard 30-day yield for the Bond Fund is calculated in accordance with the method prescribed by the SEC for mutual funds:

YIELD = 2 [( a-b + 1)6 - 1]

      cd

Where:     a =dividends and interest earned by a Fund during the period;

b =expenses accrued for the period (net of reimbursements and waivers;

c =average daily number of shares outstanding during the period entitled to receive dividends;

d =maximum offering price per share on the last day of the period.

For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable “a” in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable “b” in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund’s mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable “d” in the formula). A Fund’s maximum offering price per share for purposes of the formula includes the maximum sales charge imposed – currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and 4.00% of the per share offering price for Class A Shares of the Bond Fund.

Average Annual Total Returns. “Average annual total return” figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n=ERV

Where:
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return.
n	=	number of years.
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

Average Annual Total Return After Taxes on Distributions. “Average annual total return after taxes on distributions” figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n=ATV D

Where:
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions).
n	=	number of years.
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes on Distributions and Redemptions. “Average annual total return after taxes on distributions and redemptions” figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n=ATVDR

Where:
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions and redemptions).
n	=	number of years.
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Non-Standardized Performance - Aggregate Total Return. Each Fund that advertises its “aggregate total return” computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

ERV-1

Aggregate Total Return =                     P

The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable “ERV” in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds’ average annual total return and load adjusted aggregate total return quotations for Class A shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares – currently 5.50% of the per share offering price for Class A shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and 4.00% of the per share offering price for Class A shares of the Bond Fund; and the Funds’ load adjusted average annual total return and load adjusted aggregate total return quotations for Class B shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A shares or Class B shares in accordance with the views of the SEC. Quotations that do not reflect the sales charge will, of course, be higher than quotations which do.

Comparisons Against Market Indices. From time to time the performance of the Funds may be compared against one or more broad-based market indices and/or other indices designed to measure a particular segment of the market in which a Fund invests. The following is a description of the current indices against which each of the Funds is generally compared.

Fund	Index Description(s)
Bond Fund	Barclays Capital U.S. Aggregate Bond Index: measures the performance of the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market, which includes Treasuries (i.e., public obligations of the U.S. Treasury), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), corporate debt obligations, mortgage-backed securities (i.e., agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities), asset-backed securities and commercial mortgage-backed securities.

Fund	Index Description(s)
Growth Opportunities Fund

Russell 1000® Growth Index: a capitalization-weighted index that measures the performance of those Russell 1000® companies (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index: a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market.

Index 500 Fund	S&P 500® Index: a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market.

International Equity Fund	MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net of foreign withholding taxes applicable to U.S. investors.

International Fund-Core Equity	MSCI ACWI Index ex U.S.: a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Returns provided for the MSCI ACWI Index ex U.S. are net of foreign withholding taxes applicable to U.S. investors.

International Small-Cap Fund

S&P® Developed ex-U.S. SmallCap Index: consists of the bottom 15% (based on market capitalization) of companies from each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI).

S&P® Developed BMI ex-U.S.: includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US$100 million and annual dollar value traded of at least US$50 million.

Large-Cap Value Fund	Russell 1000® Value Index: a capitalization-weighted index that measures the performance of those Russell 1000® companies (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower expected growth values.

Micro-Cap Equity Fund

Russell Microcap® Index: a capitalization-weighted index that measures the performance of the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest companies. The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. The Russell Microcap® Index performance is available for periods beginning 7/1/00 or later.

Wilshire US Micro-Cap Index: a float-adjusted, market capitalization-weighted index that measures the performance of all stocks in the bottom half of the Wilshire 5000 Index (based on market capitalization). The Wilshire US Micro-Cap Index is used for periods prior to 7/1/00.

Wilshire 5000 Index: contains all U.S. company equity securities with readily available price data.

Mid-Cap Core Growth Fund

Russell Midcap® Index: a capitalization-weighted index that measures the performance of approximately 800 of the smallest companies in the Russell 1000® Index (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market).

Russell Midcap® Growth Index: a capitalization-weighted index that measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

The S&P MidCap 400® Index: a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market.

Mid-Cap Value Fund	Russell Midcap® Value Index: a capitalization-weighted index that measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is a capitalization-weighted index that measures the performance of approximately 800 of the smallest companies in the Russell 1000® Index (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market).

Small-Cap Value Fund	Russell 2000® Value Index: a capitalization-weighted index that measures the performance of those Russell 2000® Index companies (approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values.

Fund	Index Description(s)
Small/Mid-Cap Value Fund	Russell 2500TM Value Index: a capitalization-weighted index that measures the performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500TM Index is a capitalization-weighted index that measures the performance of approximately 2,500 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market.

General. The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

From time to time, in advertisements or in reports to shareholders, a Fund’s yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

TAXES

The following summarizes certain additional federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, net income from certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will generally be taxable to shareholders as ordinary income (other than interest on tax-exempt municipal obligations) regardless of whether the distribution is paid in cash or reinvested in shares and will not be eligible for the dividends-received deduction for corporations.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is reported and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the Funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period and other requirements are met. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Funds investing primarily in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, certain Funds may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. The rate reductions for long-term capital gains and qualified dividend income are currently scheduled to expire after 2012 in the absence of further Congressional action.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the federal income tax consequences of distributions made by each of the Funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in each such month and a payment date during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% (currently scheduled to increase to 31% after 2012) of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires the shares of the same or another fund and the otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of regulated investment company shares. The term “reinvestment right” means any right to acquire shares of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Income From Investment in Foreign Securities. Income received by the International Equity Fund, International Fund-Core Equity and the International Small-Cap Fund (or any other Fund that invests in foreign securities) from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds’ shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and if more than 50% of the value of the Fund’s assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would generally be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes may also not be deducted by individuals for purposes of computing any alternative minimum tax.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to certain other limitations, including the restriction that the credit may not exceed the shareholder’s United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source income will be treated as foreign source income. A Fund’s gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source “passive income”, such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, both the Fund and a shareholder must satisfy minimum holding period requirements with respect to foreign taxes on dividends. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

Taxation of Certain Financial Instruments. Special rules govern the federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price at maturity (for debt securities without original issue discount), and this discount is called market discount. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.

Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

Under current tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. government obligations are exempt from taxation.

Foreign Shareholders. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty) and the possibility they may be subject to U.S. estate tax. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Effective January 1, 2013, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

Other Taxation. Distributions by a Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in a Fund and particular questions of U.S. federal, state and local taxation.

ADDITIONAL INFORMATION CONCERNING SHARES

MST is a Delaware statutory trust. Under MST’s Declaration of Trust, the beneficial interest in MST may be divided into an unlimited number of full and fractional transferable shares. MST’s Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of MST into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Pursuant to such authority, MST’s Board has authorized the issuance of an unlimited number of shares of beneficial interest in MST, representing interests in the Bond Fund, Growth Opportunities Fund, Index 500 Fund, International Equity Fund, International Fund-Core Equity, International Small-Cap Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, Mid-Cap Core Growth Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Small/Mid-Cap Value Fund. The shares of each Fund are offered in classes, as set forth below.

Fund	Classes
Bond Fund	A, B, C, K and Y
Growth Opportunities Fund	A, B, C, R and Y
Index 500 Fund	A, B, K, R and Y
International Equity Fund	A, B, C, K and Y
International Fund-Core Equity	A, C, Y and I
International Small-Cap Fund	A, C, R6, Y and I
Large-Cap Value Fund	A, B, C, K, R and Y
Micro-Cap Equity Fund	A, B, C, K, R and Y
Mid-Cap Core Growth Fund	A, B, C, K, R, R6 and Y
Mid-Cap Value Fund	A and Y
Small-Cap Value Fund	A, B, C, K, R, R6 and Y
Small/Mid-Cap Value Fund	A and Y

The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (“Multi-Class Plan”) on behalf of each Fund. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange and conversion privileges, class designation and sales charges assessed due to differing distribution methods.

In the event of a liquidation or dissolution of MST or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative NAVs of the Fund and MST’s other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class A shares, only Class B shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class B shares, only Class C shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class C shares, only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class K shares and only Class R shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class R shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by MST, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as MST, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical to the other Funds or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of MST voting together in the aggregate without regard to a particular Fund.

Shares of MST have non-cumulative voting rights and, accordingly, the holders of more than 50% of MST’s outstanding shares (irrespective of class) may elect all of its trustees or directors, as applicable. Shares of the Funds have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by MST.

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of MST shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

MST’s Declaration of Trust, as amended, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their NAV and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their NAV; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their NAV. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. MST’s Board may authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of MST’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by MST’s Declaration of Trust, MST may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and MST’s other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds. The law firm of Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as counsel to the Non-Interested Trustees.

Independent Registered Public Accounting Firm. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent registered public accounting firm of the Funds.

Control Persons and Principal Holders of Securities. As of XXXXXX, the following person(s) owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds.

Fund	Name and Address	Percentage of Class Outstanding

As of XXXXX, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the following Funds: Bond Fund and International Equity Fund. As a result, Comerica Bank may be deemed to have control of one or more of these Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

Shareholder Approvals. As used in this SAI and in the Prospectuses, for each of the Funds, a “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

REGISTRATION STATEMENT

This SAI and the Funds’ Prospectuses do not contain all the information included in the Funds’ registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby; certain portions have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only and html versions of fund documents can be viewed online or downloaded from the SEC’s website at www.sec.gov.

Statements contained herein and in the Funds’ Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds’ registration statement, each such statement being qualified in all respects by such reference.

ANNUAL FUND OPERATING EXPENSES

Unless otherwise noted, and except for the Mid-Cap Value Fund, the Small/Mid-Cap Value Fund and each Class R6, a Fund’s or class’s expense ratio, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflects that Fund’s or class’s actual operating expenses for its most recent fiscal year as a percentage of the Fund’s or class’s average net assets for the year. Because the percentage is based on a Fund’s or class’s “average” net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. The expense ratios of the Mid-Cap Value Fund, the Small/Mid-Cap Value Fund and each Class R6, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflect that Fund’s or class’s estimated operating expenses for the current fiscal year as a percentage of the Fund’s or class’s estimated average net assets for the year. Because the percentage is based on a Fund’s or class’s “average” net assets over a period of one year (which have been estimated in the Prospectus since the Funds have no historical information as of October 31, 2011 for the Mid-Cap Value Fund and the Small/Mid-Cap Value Fund and as of the date of this SAI for each Class R6), it does not identify what the expense ratio would be at asset levels that differ from the estimated average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund or class with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund or class may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of MST’s other series), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

The financial statements of the Funds, including the notes thereto, dated June 30, 2011 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are incorporated by reference into this SAI from the Annual Reports of the Funds, dated as of June 30, 2011. No such information is yet available for the Mid-Cap Value Fund and Small/Mid-Cap Value Fund, which had not yet commenced operations as of that date. The unaudited financial statements tof the Funds, including the notes thereto, dated December 31, 2011 are incorporated by reference into this SAI from the Semi-Annual Reports of the Funds dated as of December 31, 2011. The information under the caption “Financial Highlights” appearing in each applicable Fund’s Prospectus dated October 29, 2011 shows each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s or class’s operations) through June 30, 2011, and has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. If applicable, the information under the caption “Financial Highlights” appearing in each applicable Fund’s Prospectus dated October 29, 2011, as supplemented or amended, also includes a Fund’s unaudited financial performance for the six-month period ended December 31, 2011.

APPENDIX A

NRSRO CREDIT RATINGS

Following are descriptions of the credit ratings issued by certain NRSROs.

Long-Term Bonds

From Moody’s Investors Service (“Moody’s”) description of its bond ratings:

“Aaa”: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

“Aa”: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

“A”: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

“Baa”: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

“Ba”: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

“B”: Obligations rated B are considered speculative and are subject to high credit risk.

“Caa”: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

“Ca”: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C”: Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

From Standard & Poor’s Ratings Services (“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C”: Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC”: An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C”: A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is subject of a bankruptcy petition or similar action which have not experienced a payment default.

“D”: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings Ltd. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A”‘ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB”‘ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB”: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B”: Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC”: Substantial credit risk. Default is a real possibility.

“CC”: Very high levels of credit risk. Default of some kind appears probable.

“C”: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a “C category rating for an issuer include: a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation; b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or c. Fitch Ratings otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD”: Restricted default. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include: a. the selective payment default on a specific class or currency of debt; b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or d. execution of a distressed debt exchange on one or more material financial obligations.

“D”: Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA”‘ category or to categories below “B”.

Short-Term Bonds

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

From S&P’s description of its short-term issue credit ratings:

“A-1”: The obligors’s capacity to meet its financial commitment on the obligation is strong. Those obligations designated with a plus sign (+) indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2”: Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3”: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B”: Regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1”: Regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2”: Regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3”: Regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C”: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D”: In payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

“F1”: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

“F3”: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

“B”: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C”: High short-term default risk. Default is a real possibility.

“RD”: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

“D”: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PART C

OTHER INFORMATION

Item 28.

Exhibits

(a)(i)	Certificate of Trust of the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 3, 2003.

(a)(ii)	Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(a)(iii)	Amended Schedule A dated February 15, 2011 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(b)	Amended and Restated By-Laws of the Registrant dated May 16, 2006, are incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2006.

(c)	Not Applicable.

(d)(i)	Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(d)(ii)	Investment Sub-Advisory Agreement dated December 29, 2006, between Munder Capital Management, Registrant and World Asset Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(d)(iii)	Amendment No. 1 dated August 14, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(d)(iv)	Amendment No. 2 dated August 15, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(d)(v)	Amendment No. 3 dated November 13, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 17, 2008.

(d)(vi)	Amendment No. 4 dated May 13, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(d)(vii)	Amendment No. 5 dated June 14, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(d)(viii)	Amendment No. 6 dated June 30, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(d)(ix)	Amendment No. 7 dated March 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(d)(x)	Amendment No. 8 dated May 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(d)(xi)	Amendment No. 9 dated January 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(d)(xii)	Amendment No. 10 dated July 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(d)(xiii)	Amendment No. 11 dated October 31, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(d)(xiv)	Amendment No. 12 dated March 1, 2011 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(d)(xv)	Amendment No. 13 dated May 13, 2011 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(d)(xvi)	Amendment No. 14 dated June 1, 2011to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(d)(xvii)	Amendment No. 1 dated March 24, 2009 to the Investment Sub-Advisory Agreement dated December 29, 2006, between Munder Capital Management, Registrant and World Asset Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(d)(xviii)	Amendment No. 2 dated July 1, 2011 to the Investment Sub-Advisory Agreement dated December 29, 2006, between Munder Capital Management, Registrant and World Asset Management is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 29, 2011.

(d)(xix)	Investment Sub-Advisory Agreement dated March 1, 2011, among Registrant, Munder Capital Management and Integrity Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(d)(xx)	Amendment No. 1 dated June 1, 2011 to the Investment Sub-Advisory Agreement dated March 1, 2011, among Registrant, Munder Capital Management and Integrity Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(e)(i)

Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on

Form N-1A filed with the Commission on August 28, 2009.

(e)(ii)	Amendment No. 1 dated May 1, 2009 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(e)(iii)	Amendment No. 2 dated May 1, 2010 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(e)(iv)	Amendment No. 3 dated June 1, 2011 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(e)(v)	Amendment No. 4 dated October 17, 2011 to the Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(f)	Not Applicable.

(g)(i)	Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(ii)	Amendment No. 1 dated June 1, 2002 to the Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(iii)	Amendment No. 2 dated April 30, 2003 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(g)(iv)	Amendment No. 3 dated June 13, 2003 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(g)(v)	Amendment No. 4 dated October 30, 2003 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(g)(vi)	Amendment No. 5 dated February 25, 2005 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(g)(vii)	Amendment No. 6 dated May 17, 2005 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(g)(viii)	Amendment No. 7 dated August 15, 2005 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2005.

(g)(ix)	Amendment No. 8 dated April 17, 2006 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(g)(x)	Amendment No. 9 dated August 14, 2007 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(g)(xi)	Amendment No. 10 dated September 28, 2007 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 1, 2008.

(g)(xii)	Amendment No. 11 dated June 30, 2008 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(g)(xiii)	Amendment No. 12 dated May 1, 2009 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(g)(xiv)	Amendment No. 13 dated January 1, 2010 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(g)(xv)	Amendment No. 14 dated June 1, 2011 to the Master Custodian Agreement dated September 26, 2001, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 29, 2011.

(h)(i)	Combined Administration Agreement dated October 30, 2003 and Schedule A dated August 10, 2004, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(h)(i)(a)	Amended Schedule A dated June 1, 2011 to the Combined Administration Agreement dated October 30, 2003, by and among The Munder Funds and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 29, 2011.

(h)(ii)	Transfer Agency and Registrar Agreement dated June 1, 2008, by and among the Registrant, Munder Series Trust II and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(h)(ii)(a)	Red Flag Services Amendment dated May 1, 2009 to the Transfer Agency and Registrar Agreement dated June 1, 2008, by and among the Registrant, Munder Series Trust II and PNC Global Investment Servicing Inc. (fka PFPC, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(h)(ii)(b)	Amended Schedule D dated July 1, 2010, to the Transfer Agency and Registrar Agreement dated June 1, 2008, by and among the Registrant, Munder Series Trust II and PNC Global Investment Servicing Inc. (fka PFPC, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(h)(ii)(c)	Amendment dated June 1, 2011 to the Transfer Agency and Registrar Agreement dated June 1, 2008, by and among the Registrant, Munder Series Trust II and PNC Global Investment Servicing Inc. (fka PFPC, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 29, 2011.

(h)(iii)	Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(h)(iii)(a)	Amendment No. 1 dated June 13, 2008 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(h)(iii)(b)	Amendment No. 2 dated August 19, 2008 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(h)(iii)(c)	Amendment No. 3 dated March 1, 2009 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(h)(iii)(d)	Amendment No. 4 dated August 18, 2009 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(h)(iii)(e)	Amendment No. 5 dated August 17, 2010 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(h)(iii)(f)	Amendment No. 6 dated October 27, 2010 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(h)(iii)(g)	Amendment No. 7 dated December 23, 2010 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(h)(iii)(h)	Amendment No. 8 dated January 25, 2011 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(h)(iii)(i)	Amendment No. 9 dated March 1, 2011 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(h)(iii)(j)	Amendment No. 10 dated September 8, 2011 to the Expense Limitation Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(h)(iv)	Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(h)(iv)(a)	Amendment No. 1 dated June 13, 2008 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(h)(iv)(b)	Amendment No. 2 dated August 19, 2008 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(h)(iv)(c)	Amendment No. 3 dated March 27, 2009 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(h)(iv)(d)	Amendment No. 4 dated August 18, 2009 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(h)(iv)(e)	Amendment No. 5 dated August 17, 2010 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2010.

(h)(iv)(f)	Amendment No. 6 dated March 1, 2011 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2011.

(h)(iv)(g)	Amendment No. 7 dated May 13, 2011 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(h)(iv)(h)	Amendment No. 8 dated September 8, 2011 to the Fee Waiver and Expense Payment Reimbursement Agreement dated August 14, 2007, by and between Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(i)(i)	Opinion and Consent of Counsel is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 4, 2003.

(i)(ii)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2003.

(i)(iii)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(i)(iv)	Opinion and Consent of Counsel (Dechert LLP) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A with the Commission on December 23, 2009.

(i)(v)	Opinion and Consent of Counsel (Dechert LLP) is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A with the Commission on June 29, 2011.

(j)(i)	Consent of Independent Public Registered Accounting Firm to be filed.

(k)	Not Applicable.

(l)	Initial Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(m)	Combined Distribution and Service Plan dated October 17, 2011, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2011.

(n)	Form of Amended and Restated Multi-Class Plan is filed herein.

(p)(i)	Code of Ethics of The Munder Funds, Munder Capital Management and its Designated Affiliates dated November 15, 2011 is filed herein.

(p)(ii)	Code of Ethics of Foreside Financial Group, LLC (including its subsidiary Funds Distributor, LLC) dated May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(p)(iii)	Code of Ethics of World Asset Management, Inc. dated September 21, 2009 is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 30, 2009.

(q)(i)	Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(q)(ii)	Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(q)(iii)	Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 17 of the Distribution Agreement filed as Exhibit (e) to the Registrant’s Registration Statement. Indemnification of Registrant’s Custodian is provided for in Section 14 of the Master Custodian Agreement filed as Exhibit (g) to the Registrant’s Registration Statement. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

In addition, Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(ii) to the Registrant’s Registration Statement provides that, subject to certain exceptions and limitations contained in the Declaration of Trust, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (“1940 Act”), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(ii) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

Item 31. Business and Other Connections of Investment Advisors

Munder Capital Management (“MCM”) is a Delaware general partnership. The partners of MCM are Munder Capital Holdings, LLC, which owns approximately 99.5% of MCM, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of MCM. As of December 31, 2011, the ownership of Munder Capital Management was as follows: Employees of MCM and Integrity Asset Management, a wholly owned subsidiary of MCM, held LLC units representing 28.3% of the firm’s value. Crestview Partners GP, L.P. and its affiliates held LLC units representing 59.4% of the firm’s value, while other minority-interest investors held LLC units totaling 12.3% of the firm’s value.

Executive Officers of Munder Capital Management include:

Tony Y. Dong, Vice Chairman and Chief Investment Officer;

James V. FitzGerald, President and Chief Operating Officer, who is also a Registered Representative for Funds Distributor, LLC, an affiliate of Foreside Financial Group, LLC;

Peter K. Hoglund, Managing Director, Chief Financial Officer and Treasurer, who also serves as Chief Administrative Officer of Pierce Street Advisors, LLC and Vice President and Principal Financial Officer of The Munder Funds;

Remi J. Browne, Managing Director, International Equity;

Beth A. Obear, Managing Director, Human Resources;

Stephen J. Shenkenberg, Managing Director, General Counsel, Chief Compliance Officer and Secretary, who also serves as General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer of The Munder Funds; Director of Diversified Strategy Hedge Fund, Ltd.; and Director of Munder TALF Offshore Fund, Ltd.

For further information relating to the Advisor’s officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 — SEC File No. 801-43894.

Item 32. Principal Underwriters

•

(a) Funds Distributor, LLC (“FD”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: GMO Trust, Munder Series Trust and Mirae Asset Discovery Funds.

•	(b) The following are Officers and Directors of FD, the Registrant’s underwriter. FD’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

(a) Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor and administrator);

(b) Funds Distributor, LLC, 690 Taylor Road, Suite 150, Gahanna, OH 43230 and Three Canal Plaza, Suite 100, Portland, ME 04101 (records relating to its functions as distributor);

(c) BNY Mellon Investment Servicing (US) Inc., 101 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and

(d) State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (records relating to its functions as custodian and sub-administrator).

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 2nd day of April, 2012.

MUNDER SERIES TRUST

/s/ James V. FitzGerald
By:	James V. FitzGerald
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

Signatures	Title	Date

*/s/ Joseph E. Champagne Joseph E. Champagne	Trustee	April 2, 2012

*/s/ Thomas D. Eckert Thomas D. Eckert	Trustee	April 2, 2012

*/s/ John Engler John Engler	Trustee	April 2, 2012

*/s/ Michael T. Monahan Michael T. Monahan	Trustee	April 2, 2012

*/s/ Arthur T. Porter Arthur T. Porter	Trustee	April 2, 2012

*/s/ John Rakolta, Jr. John Rakolta, Jr.	Trustee	April 2, 2012

*/s/ Lisa A. Payne Lisa A. Payne	Trustee	April 2, 2012

/s/ James V. FitzGerald James V. FitzGerald	President (Principal Executive Officer)	April 2, 2012

/s/ Peter K. Hoglund Peter K. Hoglund	Vice President (Principal Financial Officer)	April 2, 2012

/s/ David W. Rumph David W. Rumph	Treasurer (Principal Accounting Officer)	April 2, 2012

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg as Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Document

(n)	Form of Amended and Restated Multi-Class Plan

(p)(i)	Code of Ethics of The Munder Funds, Munder Capital Management and its Designated Affiliates dated November 15, 2011